  As filed with the Securities and Exchange Commission on September 29, 2006
                                       Securities Act Registration No. 33-41692
                              Investment Company Act Registration No. 811-06351
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                               -----------------

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                        Pre-Effective Amendment No. ____              [_]

                        Post-Effective Amendment No. 23               [_]

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                             Amendment No. 25                         [_]
                     (Check appropriate box or boxes)

                              GREEN CENTURY FUNDS
              (Exact Name of Registrant as Specified in Charter)

                          114 State Street, Suite 200
                          Boston, Massachusetts 02109
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 617-482-0800

          Kristina A. Curtis, Green Century Capital Management, Inc.
           114 State Street, Suite 200, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                   Copy to:

                Constance Dye Shannon, UMB Fund Services, Inc.
      803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301

It is proposed that this filing will become effective:

[_]immediately upon filing pursuant to paragraph (b)

[_]on [date] pursuant to paragraph (b)

[_]60 days after filing pursuant to paragraph (a)(i)

[_]on [date] pursuant to paragraph (a)(i)

[_]75 days after filing pursuant to paragraph (a)(ii)

[X]on (November 28, 2006) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[_]this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Domini Social Equity Trust has also executed this Registration Statement.

================================================================================

                                                                     Prospectus






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                              November 28, 2006




                                                                  Balanced Fund

                                                                    Equity Fund


[LOGO] GREEN
       CENTURY
       FUNDS

 TABLE OF CONTENTS


AN OVERVIEW OF THE FUNDS
Objectives, Strategies and Risks                                                     1
---------------------------------------------------------------------------------------
Annual Returns                                                                       4
---------------------------------------------------------------------------------------
Fees                                                                                 6
---------------------------------------------------------------------------------------
ENVIRONMENTALLY RESPONSIBLE INVESTING
The Green Century Funds' Environmental Standards                                     7
---------------------------------------------------------------------------------------
Advocates for Corporate Environmental Responsibility                                 9
---------------------------------------------------------------------------------------
The Green Century Funds Support Not-for-Profit Environmental Advocacy Organizations  9
---------------------------------------------------------------------------------------
YOUR ACCOUNT
Contact Us                                                                          10
---------------------------------------------------------------------------------------
How to Invest                                                                       10
---------------------------------------------------------------------------------------
Types of Accounts                                                                   10
---------------------------------------------------------------------------------------
Account Minimums                                                                    12
---------------------------------------------------------------------------------------
How to Purchase Shares                                                              12
---------------------------------------------------------------------------------------
How to Sell Shares (Redemptions)                                                    14
---------------------------------------------------------------------------------------
Transaction Information                                                             16
---------------------------------------------------------------------------------------
Shareholder Account Statements                                                      18
---------------------------------------------------------------------------------------
Dividends and Taxes                                                                 18
---------------------------------------------------------------------------------------
Valuation of Shares                                                                 20
---------------------------------------------------------------------------------------
Shares and Voting Rights                                                            20
---------------------------------------------------------------------------------------
ORGANIZATION AND MANAGEMENT OF THE GREEN CENTURY FUNDS
The Green Century Balanced Fund                                                     21
---------------------------------------------------------------------------------------
The Green Century Equity Fund                                                       22
---------------------------------------------------------------------------------------
The Green Century Funds                                                             24
---------------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS
The Green Century Balanced Fund                                                     26
---------------------------------------------------------------------------------------
The Green Century Equity Fund                                                       28
---------------------------------------------------------------------------------------
The Green Century Funds                                                             29
---------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Green Century Balanced Fund                                                         31
---------------------------------------------------------------------------------------
Green Century Equity Fund                                                           31
---------------------------------------------------------------------------------------


 For information on the Green Century Funds, call 1-800-93-GREEN, e-mail us at info@greencentury.com or visit www.greencentury.com. For information on how to open an account, and other account services, call 1-800-221-5519 8:00am to 6:00pm Eastern Time, Monday through Friday. For daily share price information and account balances call 1-800-221-5519, twenty-four hours a day.

 AN OVERVIEW OF THE FUNDS


Founded by a partnership of non-profit environmental advocacy organizations, the Green Century Funds (Green Century or the Funds) are an open-end, diversified, no-load family of environmentally conscious mutual funds. Green Century provides people who care about a clean, healthy planet the opportunity to use the clout of their investment dollars to encourage environmentally responsible corporate behavior. This prospectus describes the Green Century Balanced Fund and the Green Century Equity Fund.

The following is designed to help you decide whether the Green Century Funds are appropriate for you. Below you will find information about each Fund's investment objectives, strategies, risks, performance and fees.

What are the objectives of the Green Century Funds?

   The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century's standards for corporate environmental responsibility.


   The Green Century Equity Fund's objective is to achieve long-term total return which matches the performance of an index comprised of the stocks of 400 companies selected based on social and environmental criteria. The Equity Fund seeks to achieve its objective by investing in the stocks which make up the Domini 400 Social/SM/ Index.*


What are the principal investment strategies?

   The Green Century Balanced Fund invests primarily in the stocks and bonds of environmentally responsible companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Balanced Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

   The Balanced Fund seeks to promote environmentally responsible corporate behavior and a cleaner environment by investing its assets in companies that the Fund's Adviser, Green Century Capital Management, believes are environmentally responsible. Such companies include, but are not limited to, those that:

     . Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
     . Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
     . Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems
     .   Respond positively to shareholder advocacy on environmental issues


   The Balanced Fund seeks to invest in environmentally distinguished companies, both large and small. The Fund may also invest in both growth and value stocks though it may be more heavily weighted in growth stocks. The bonds the Fund invests in may be of any maturity and are generally of investment grade credit quality, although the Fund may invest a portion of its net assets in high yield, below investment grade bonds, commonly known as junk bonds.

   The Green Century Equity Fund invests in the stocks which make up the Domini 400 Social/SM/ Index (the Domini Index). The Domini Index is comprised of the common stocks of 400 companies and is composed primarily of large-cap U.S. companies (defined as companies with market capitalization of over $10 billion). The Domini Index is screened based on social and environmental criteria and excludes those companies Green Century believes have the worst environmental and social records. In evaluating whether a company meets the criteria to be eligible for inclusion in the Domini Index, its environmental performance, employee relations and corporate citizenship record are examined as well as the quality of its products. Companies that derive significant revenues from the manufacture of tobacco products or alcoholic beverages; derive significant revenues from the operation of gambling enterprises; or have a significant direct ownership share in, operate or design nuclear power plants are excluded from the Index as are major military contractors and firearms manufacturers.

   The weightings of the stocks are based on market capitalizations, which means the largest companies comprise a higher percentage of the Domini Index and the Domini Index is more heavily weighted in large than in small
   companies. As of September 30, 2006,   % of the market value of the
   investments of the Fund was large-cap companies. The Fund does not concentrate on a specific security or market sector.

   Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments. Although it is unlikely that the Fund will change this investment policy, the Fund will give its shareholders at least sixty days' prior notice of any change.*

   *A Special Meeting of shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Social Equity Trust, and the Equity Fund's investment objective stated above will be replaced as of November 30, 2006 with the following: "The Green Century Equity Fund's objective is to provide its shareholders with long-term total return." If shareholders do not approve the proposals, the Equity Fund's investment strategy stated above will be replaced, as of November 30, 2006, with the following:

   "The Equity Fund pursues its investment objective by investing substantially all of its assets in the Domini Social Equity Trust (the Domini Trust), another registered investment company with the same investment objective as the Fund. The Domini Trust invests primarily in stocks of U.S. companies. The Domini Trust may invest in companies of any capitalization, but under normal market conditions will invest primarily in mid-cap to large-cap U.S. companies (companies with a market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively). It is expected that at least 80% of the Domini Trust's assets will be invested in mid- to large-cap companies under normal market conditions.

   The Equity Fund is screened based on social and environmental criteria and excludes those companies Green Century believes have the worst environmental and social records. In evaluating whether a company meets the criteria to be eligible for inclusion in the Domini Trust, its environmental performance, employee relations and corporate citizenship record are examined as well as the quality of its products. Companies that derive significant revenues from the manufacture of tobacco products or alcoholic beverages; derive significant revenues from the operation of gambling enterprises; or have a significant direct ownership share in, operate or design nuclear power plants are excluded from the Fund as are major military contractors and firearms manufacturers."

Are the Green Century Funds appropriate for me?

   Before investing in the Funds, you should carefully consider your investment goals, your timeline for achieving your goals and your tolerance for risk.

   The Green Century Balanced Fund may be appropriate if you want to be invested in the stock market for its long-term growth potential and also seek income from bond investments.

   The Green Century Equity Fund may be a suitable investment choice if you are seeking long-term growth from a portfolio of stocks.

   The Green Century Funds are not suitable if you are primarily seeking current income from investments, investing for a short period of time or are uncomfortable with the volatility of the stock market.

What are the risks?

   Both Green Century Funds are heavily invested in stocks. Like all funds invested in stocks, each Green Century Fund's share price will fluctuate daily depending on the performance of the companies that comprise each Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them. You may lose money by investing in the Funds. Also, as with any mutual fund, there can be no guarantee that either of the Green Century Funds will achieve its objective.

   The Funds' environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause each Fund's investment performance to be worse or better than similar funds with no environmental criteria.

   The Green Century Balanced Fund may be invested in small companies which involve greater risk than investing in the stocks of larger, more established companies. Small companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, the securities of small companies may be subject to wider and more erratic price fluctuations.


   The Balanced Fund also has risks associated with investing in bonds. The Balanced Fund could lose money or underperform other investments if interest rates go up, causing the price of bonds and other fixed income securities to go down and reducing the value of the Fund's investments. Prices of longer-term bonds generally increase or decrease more sharply than those of shorter-term bonds in response to interest rate changes. The Fund's fixed income investments will be primarily invested in investment grade bonds; however, the Balanced Fund may also invest a portion of its net assets in high yield, below investment grade bonds. High yield bonds involve greater risk than investing in more highly rated bonds, including a greater risk of late payments, default or bankruptcy.


   Further, the Balanced Fund may have an annual portfolio turnover rate higher than that of other mutual funds with the same investment objective, resulting in greater transaction costs and potentially increased taxable capital gains distributions.


   The Green Century Equity Fund invests essentially all of its assets in the stock market. As with all equity funds, the share price will fluctuate and may fall if the market as a whole declines or the value of the companies in which it invests falls. The large companies in which the Equity Fund's portfolio is invested may perform worse than the stock market as a whole. The Equity Fund will invest in the Domini Index regardless of how the Domini Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market.

How have the Funds performed in the past?

   The charts and table below provide some indication of the risks of investing in the Funds by illustrating that returns can differ from one year to the next and by comparing this information to broad measures of market performance. Each Fund's past performance is no guarantee of how it will perform in the future (before and after taxes).

Annual Total Returns for Years Ended December 31

                                    [CHART]

Green Century Balanced Fund

1996   1997     1998   1999   2000    2001    2002    2003    2004    2005
-----  -----   ------  -----  -----  ------  ------  ------  ------  -----
25.02  19.00   -10.10  76.39  13.24  -13.63  -37.07   63.47   1.54    2.48



                                    [CHART]

Green Century Equity Fund

1996   1997   1998   1999    2000    2001    2002    2003    2004    2005
-----  -----  -----  -----   -----   -----   -----   -----   -----   -----
21.26  35.71  32.32  21.97  -15.52  -13.29  -21.09   26.34    8.67    1.53





As of September 30, 2006, the year-to-date return for the Green Century
Balanced Fund was   %. As of the same date, the year-to-date return for the
Green Century Equity Fund was   %.


    Green Century Balanced Fund         Green Century Equity Fund
    Best Quarter Ended 12/31/99  52.63% Best Quarter Ended 12/31/98  24.46%
    Worst Quarter Ended 9/30/01 -28.23% Worst Quarter Ended 9/30/02 -17.29%

Average Annual Total Returns For the Periods Ended December 31, 2005



                                                    1 Year 5 Years  10 Years Since Inception
Green Century Balanced Fund
   (Inception date March 18, 1992)
       Return before taxes                           2.48%  (1.55)%   9.47%        8.10%

       Return after taxes on distributions/1/        2.44%  (1.84)%   7.83%        6.83%

       Return after taxes on distributions and
         sale of Fund shares/1,2/                    1.67%  (1.49)%   7.43%        6.47%

   S&P 500(R) Index/3/                               4.91%   0.54%    9.07%       10.54%

   Lehman Brothers Aggregate Bond Index/3/           2.43%   5.87%    6.16%        6.93%

   Lipper Balanced Fund Index/3/                     5.20%   3.51%    7.57%        8.49%

Green Century Equity Fund
   (Inception date June 3, 1991)*
       Return before taxes                           1.53%  (0.94)%   7.91%        9.25%

       Return after taxes on distributions/1/        1.51%  (1.23)%   7.63%        7.96%

       Return after taxes on distributions and
         sale of Fund shares/1,2/                    1.03%  (0.88)%   6.93%        7.45%

   S&P 500(R) Index/3/                               4.91%   0.54%    9.07%       10.54%




*The Green Century Equity Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.


(1)The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions and credits at various income levels, or the impact of the federal alternative minimum tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)Each Fund's returns after taxes on distributions and sale of Fund shares set forth in the table assume a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholders may deduct the capital losses in full. In some cases, the return after taxes may exceed the return before taxes due to the assumed tax benefit from the deduction of capital losses.
(3)The returns for the S&P 500(R) Index, the Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index do not reflect the deduction of fees, expenses, or taxes.

What fees and expenses will I pay?

   The following table describes the fees and expenses you may pay if you buy and hold shares of the Green Century Funds.


                                                               Balanced Fund   Equity Fund/4/
  Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                --              --
     Maximum Deferred Sales Charge (Load)                            --              --
     Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends and Other Distributions                             --              --
     Redemption Fee/1/                                             2.00%           2.00%
     Exchange Fee                                                    --              --
 Annual Fund Operating Expenses (expenses that are deducted
   from Fund assets)/2/
     Management Fees                                               0.65%           0.25%
     Distribution (12b-1) Fees                                       --              --
     Other Expenses:
       Administrative Fees/3/                                      0.73%           0.70%
       Other Fees                                                    --              --
  Total Annual Fund Operating Expenses                             1.38%           0.95%



(1)If you redeem or exchange your shares within 60 days of purchase or acquisition through exchange, you will be charged a redemption fee equal to 2.00% of the net asset value of the shares redeemed or exchanged. However, the redemption fee will not apply to redemptions or exchanges of shares acquired through the reinvestment of dividends or distributions. There is no additional charge to have a check mailed to you. There is a $15 fee to have your check sent to you via overnight delivery. There is a $10 fee to have your redemption proceeds wired to your bank account.

(2)Annual fund operating expenses have been restated to reflect current fees.
(3)Green Century Capital Management, Inc. (Green Century Capital Management), the administrator of each Fund, pays the operating expenses of the Funds (excluding interest, taxes, brokerage costs and other capital expenses and any extraordinary expenses). For this and other services, each Fund pays Green Century Capital Management an Administrative Fee at a rate such that the Equity Fund's total annual expenses are limited to 0.95% of the Equity Fund's average net assets and the Balanced Fund's total annual expenses are limited to 1.38% of the Balanced Fund's average net assets.
[(4)For the Equity Fund, the table and the following Example reflect the aggregate fees and expenses of the Equity Fund and the Domini Social Equity Trust in which it invests its assets.]*
   *A Special Meeting of shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Social Equity Trust, and this bracketed language will be included as a footnote to the fee table. Also, if the shareholders do not approve the proposals, the fee table will be revised to reflect the restated management fees of the Domini Social Equity Trust and the restated administrative fees of Green Century Capital Management, Inc.


Example. This example is intended to help you compare the costs of investing in a Green Century Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in a Fund; (2) you redeem all of your shares at the end of the periods shown; (3) you earn a 5% return each year; and (4) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 Year 3 Years 5 Years 10 Years
                 Balanced Fund  $140   $437    $755    $1657
                 Equity Fund    $ 97   $303    $525    $1166

 ENVIRONMENTALLY RESPONSIBLE INVESTING


THE GREEN CENTURY FUNDS' ENVIRONMENTAL STANDARDS

Environmentally responsible investing is investing based on your financial goals and your environmental values. While each Green Century Fund shares a commitment to environmental responsibility, each Fund employs a different strategy. This section is dedicated to describing Green Century's environmentally responsible investment strategies.

The Green Century Balanced Fund seeks to promote environmentally responsible corporate behavior and a cleaner environment by investing in companies that the Fund's Adviser, Green Century Capital Management, believes are environmentally responsible. Such companies include, but are not limited to, those that demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide and those companies that make positive contributions toward actively promoting a healthier environment and a sustainable future.

For both environmental and financial reasons, Green Century applies rigorous selection criteria concerning the environmental behavior of the companies in which the Fund invests. Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

The Balanced Fund seeks to invest in companies that conduct their business in an environmentally responsible manner. Such companies include those whose primary business involves the provision of an environmentally sound good or service, such as appropriate technology for sustainable agriculture, renewable energy, energy efficiency, water treatment and conservation, air pollution control, pollution prevention, recycling technologies, or other effective remedies for existing environmental problems. The Fund also invests in companies whose primary business is not solving environmental problems but which conduct their business in an environmentally responsible manner. Such companies are evaluated on a range of criteria that includes, but is not necessarily limited to, an assessment of each company's:

  . Environmental performance indicators such as its consumption of natural resources, energy usage, greenhouse gas emissions, toxic emissions, use of toxic chemicals, and solid waste generation
  .  Pollution prevention programs and supply chain environmental policies
  . Compliance with environmental laws and regulations and its potential environmental liabilities
  .  Environmental management infrastructure and governance procedures
  .  Public reporting on an annual basis of its environmental performance

The Balanced Fund also seeks to invest in what Green Century Capital Management regards as "best in its class" companies that have implemented an environmental program that sets a standard for their industry group. These companies are recognized leaders in their sectors, contribute to meaningful reductions in pollutant emissions or waste generation, and demonstrate Green Century's belief that every company can make a positive contribution to an environmentally sustainable future.


The Green Century Equity Fund invests in the 400 companies of the Domini Index. The Domini Index is screened to exclude those companies with the worst environmental, social and corporate governance records.

This strategy directs concerned investors' dollars away from companies that flout basic standards for environmental and social responsibility. Green Century believes this creates an incentive for companies to become better corporate citizens.


Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Enterprises which exhibit a social awareness should be better prepared to meet future societal needs for goods and services and may be less likely to incur certain legal liabilities that may be charged when a product or service is determined to be harmful or when the company itself behaves in an unethical manner. Green Century believes that over the long term such enterprises should be able to provide investors with a return that is competitive with enterprises that do not exhibit such social awareness.


In evaluating stocks for inclusion in the Domini Index, KLD Research & Analytics, Inc. (KLD) considers a company's environmental performance; employee relations; corporate citizenship; product-related issues; and attitudes with regard to consumer issues.


Environmental performance includes a company's record on waste disposal, toxic emissions, fines or penalties, and efforts in waste and emissions reductions, recycling, and use of environmentally beneficial fuels, products and services. Corporate citizenship includes the company's record on philanthropic activities and its interaction with the communities it affects including its relations with indigenous people. Employee relations include a company's record with regard to labor matters, its commitment to workplace safety, the breadth, quality and innovation of its employee benefit programs, and its commitment to provide employees with a meaningful participation in company profits either through stock purchase or profit sharing plans. KLD seeks to exclude companies which, based on data available to it, derive more than 2% of their gross revenues from the sale of military weapons; derive significant revenues from the manufacture of tobacco products, firearms or alcoholic beverages; derive significant revenues from gambling enterprises; have a significant ownership share in, operate or design nuclear power plants or participate in businesses related to the nuclear fuel cycle. From time to time, KLD may, at its discretion, choose to apply additional criteria or to modify the application of the criteria described here.

The Green Century Funds. Neither the Green Century Balanced Fund nor the Green Century Equity Fund will knowingly invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Funds will not knowingly invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems.


The Green Century Funds usually invest in many sectors of the economy, such as retail, finance, technology and consumer products. The Funds are not environmental sector funds which invest exclusively in companies whose business derives from environmental problems (such as waste-management or incinerator manufacturers), some of which have consistently negative environmental records.

ADVOCATES FOR CORPORATE ENVIRONMENTAL RESPONSIBILITY

The Green Century Funds believe that shareholder advocacy is a critical component of environmentally responsible investing and are actively involved in advocating for greater corporate environmental accountability.

Green Century Capital Management advocates for more environmentally responsible policies at the companies in which the Funds invest, as well as at companies in which neither Fund has invested. Green Century has worked with other environmentally conscious investors to file shareholder resolutions to preserve and protect threatened ecosystems; demand more aggressive recycling programs; advocate for more responsible environmental, health and safety policies; and support more environmentally friendly production and purchasing policies. Green Century Capital Management is committed to pursuing demands for improved corporate environmental responsibility.

THE GREEN CENTURY FUNDS SUPPORT NOT-FOR-PROFIT ENVIRONMENTAL ADVOCACY ORGANIZATIONS


The Green Century Funds were founded by non-profit environmental advocacy organizations. Unlike other investment advisers and administrators that are privately owned for the benefit of individuals or for-profit corporations, Green Century Capital Management is owned by Paradigm Partners, a California general partnership, the partners of which are all not-for-profit advocacy organizations. This means that 100% of the net profits earned by Green Century Capital Management on the fees it receives for managing the Funds belong to these not-for-profit advocacy organizations. These revenues will be used to further efforts to preserve and protect the environment -- efforts that include filing lawsuits against companies that illegally pollute our air and waterways, campaigning to increase recycling and reduce wasteful packaging, fighting the causes of global warming and advocating to reduce the use of toxic chemicals. The organizations which founded and own Green Century Capital Management are:
California Public Interest Research Group (CALPIRG), Citizen Lobby of New Jersey, Colorado Public Interest Research Group, ConnPIRG Citizen Lobby, Fund for Public Interest Research, Massachusetts Public Interest Research Group (MASSPIRG), MOPIRG Citizen Organization, PIRGIM Public Interest Lobby, and Washington State Public Interest Research Group (WASHPIRG).

 YOUR ACCOUNT
 CONTACT US


For information on opening an account, purchases, redemptions, balances, and other account services 8:00 am - 6:00 pm Eastern Time, Monday
through Friday                                                           1-800-221-5519

For daily share price information and account balances 24 hours per day  1-800-221-5519

For information about the Green Century Funds 9:00 am - 6:00 pm          1-800-93-GREEN or
Eastern Time, Monday through Friday                                      info@greencentury.com

For account registration forms, additional materials, and to sign up for 1-800-93-GREEN or
E-Delivery of shareholder statements and reports                         www.greencentury.com


 HOW TO INVEST

 You may invest in the Green Century Funds directly or through an intermediary, such as a financial advisor or a brokerage account.


 Directly. Read the following information and complete the forms sent you with this prospectus. If you need additional account registration forms, call 1-800-93-GREEN or visit www.greencentury.com.

 Through a financial intermediary. Consult your financial advisor, broker, mutual fund supermarket or other intermediary for details on how to invest in a Green Century Fund. The financial intermediary may have different policies from those described below. An intermediary may also charge a fee for its services.

 TYPES OF ACCOUNTS


 Regular      Individuals, businesses, trusts, and non-profit institutions may
 Investment   open regular investment accounts.
 Account

 Traditional  Please read the Green Century Funds IRA Disclosure Statement
 IRA &        before opening an IRA. For 2006 and 2007, you may contribute up
 Roth IRA     to $4000 each year into a Green Century Funds Traditional IRA or
              Roth IRA (If you are over 50 years of age, the limit is $5000 in
              2006 and 2007). Individuals not covered by a retirement plan at work and people covered by a retirement plan who meet certain
              IRS income guidelines may be able to deduct their contributions to a Traditional IRA from their taxable income each year. When you retire, distributions from your Traditional IRA are
              generally taxed as ordinary income. Roth IRAs differ from
              Traditional IRAs. With a Roth IRA you cannot deduct your
              current-year contributions from your taxable income; however, upon retirement, distributions from your Roth IRA are generally not taxed as ordinary income. More information is included in the Green Century Funds IRA Disclosure Statement.

 SEP-IRA A Simplified Employee Pension (SEP) plan allows self-employed people and small business owners to establish SEP-IRAs for the business owner and eligible employees. SEP-IRAs have specific eligibility rules and contribution limits (as described on IRS Form 5305-SEP); otherwise SEP-IRAs follow the same rules as Traditional IRAs. If you are interested in opening a Green
             Century Funds SEP-IRA Account, in addition to reading the IRA
             Disclosure Statement and filling out an IRA Account Registration
             Form you will also need to complete IRS Form 5305-SEP. You may obtain the 5305-SEP form at the IRS website, www.irs.gov or by calling 1-800-93-GREEN.

  IRA        If you have an existing IRA that you would like to transfer to
  Transfer/  the Green Century Funds, or if you have a 401(k) account with a
  Rollover   past employer that you would like to rollover into a Green
             Century Funds IRA, please review the Green Century Funds IRA
             Disclosure Statement, complete the IRA Account Registration form
             AND complete the Green Century Funds IRA Transfer Request Form.
             More information is included in the Green Century Funds IRA
             Disclosure Statement.

  UGMA/      Uniform Gift to Minor (UGMA) and Uniform Transfer to Minor
  UTMA       (UTMA) accounts may provide you with tax advantages as you put aside savings for your children or other minors. To open an UGMA or UTMA account, simply use the regular Green Century Funds
             Account Registration form and fill in the appropriate
             information under the "Gifts To Minors" section.

  Coverdell  Coverdell Education Savings Accounts are designed to be a tax
  Education  advantaged vehicle to save for a child's educational expenses.
  Savings    You may open an Education Savings Account by completing the
  Account    Education Savings Account Registration Form. You may also
             transfer an existing Education Savings Account to a Green
             Century Funds Education Savings Account by completing both the
             Registration Form and the Education Savings Account Transfer
             Request Form. Please read the Green Century Funds Education
             Savings Account Disclosure Statement for additional information before opening an Education Savings Account.

  403(b)     Many non-profit organizations have established 403(b) retirement
  Account    accounts for their employees. A Green Century Funds 403(b)
             account may be added to an existing 403(b) plan, with the
             employer's permission. Please read the Green Century Funds
             403(b)(7) Custodial Account Agreement. In addition, you and your employer will need to complete the 403(b) (7) Custodian Account
             Registration Form and the 403(b) (7) Custodian Account Salary
             Reduction Agreement. The 403(b)(7) Contribution Transmittal Form
             is for employers' use when sending contributions to existing
             Green Century 403(b) accounts. An existing 403(b) account from a former employer may be transferred to a Green Century 403(b)
             account. To transfer an existing 403(b) account to Green Century from a former employer, complete the Registration Form and the
             403(b)(7) Custodian Account Transfer Request Form (no Salary
             Reduction Agreement is needed in this case).

  Other      If this list does not contain the type of account in which you
  Account    are interested, please call 1-800-93-GREEN and let us know what
  Types      you are seeking; we may be able to accommodate you.

 ACCOUNT MINIMUMS

 To Open an Account

Regular Investment Account*                                                      $2,500
Individual Retirement Account--Traditional IRA, Roth IRA, SEP-IRA and SIMPLE IRA $1,000
403(b)(7) Retirement Account                                                     $1,000
Coverdell Education Savings Account (formerly Education IRA)                     $1,000
Uniform Gifts or Transfers to Minors Account (UGMA/UTMA)                         $1,000

    * A minimum initial investment of only $1,000 is required for investors who wish to open a regular investment account with a $100 or more per month Automatic Investment Plan.

 To Add to an Account

By Check, Wire or Exchange             $100
By Automatic Investment Plan or Online  $50

 HOW TO PURCHASE SHARES

 Opening an Account

 To help fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you must provide the name, street address, date of birth, and Social Security number or taxpayer identification number for each person on the account registration form. The Funds will use this information to identify you and may also ask for other identifying information.

 Mail To open an account by check, please complete and sign the registration form. See also Purchases by Check on page 16. Mail the form with a check made payable to Green Century Balanced Fund or Green Century Equity Fund to:
                 Green Century Funds
                 P.O. Box 6110
                 Indianapolis, Indiana 46206-6110

 Wire You may also open an account by instructing your bank to wire Federal funds (monies of member banks within the Federal Reserve System) to the Green Century Funds' bank. Your bank may impose a fee for sending a wire. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

         Please call 1-800-221-5519 weekdays from 8:00 a.m. to 6:00 p.m. Eastern Time to obtain an account number and for more information about how to purchase shares by wire. After calling, complete the registration form and mail it to the address given above. Wire the amount of your initial investment per the following instructions:
                 Union Federal Savings Bank of Indianapolis, Indiana
                 ABA#: 274070484
                 DDA#: 590144707
                 Green Century Balanced Fund OR Green Century Equity Fund For Further Credit: Your Name and Your Green Century Funds Account Number

 Exchange You may also open an account in one Fund by exchanging shares with a value of $2,500 or more ($1,000 for an IRA, Education Savings Account or UGMA/UTMA account) from another Green Century Fund. Your new account will be established using the same name(s) and address as your existing account.

           To exchange by telephone, call 1-800-221-5519 weekdays from 8:00 a.m. to 6:00 p.m. Eastern Time. To exchange by letter, write to the Green Century Funds at the address given above, including the name of the Fund from which you are exchanging, the registered name(s) of ownership and address, the account number, the dollar amount or number of shares to be exchanged and the Fund into which you are exchanging. Sign your name(s) exactly as it appears on your account statement. The exchange requirements for corporations, other organizations, trusts, fiduciaries, institutional investors and retirement plans may be different from those for individual accounts. Please call 1-800-221-5519 for more information. The Funds reserve the right to modify or terminate the exchange privilege upon 60 days prior written notice to shareholders.

           If you exchange your shares within 60 days of purchase or acquisition through exchange, you will be charged a redemption fee equal to 2.00% of the net asset value of the shares exchanged. However, the redemption fee will not apply to exchanges of shares acquired through the reinvestment of dividends or distributions. To calculate the redemption fees, a Fund will use the first-in, first-out (FIFO) method to determine which shares are being exchanged. Under this method, the date of exchange will be compared with the earliest date shares were acquired for the account. The Funds reserve the right to modify the terms of, or to terminate, the fee at any time.

 Automatic
 Investment
 Plan
           You may open an account with a minimum initial investment of $1,000 if you enroll in the Automatic Investment Plan and invest a minimum of $100 a month through the Plan. Complete and sign the registration form, including the Automatic Investment Plan section and mail it to: Green Century Funds, P.O. Box 6110, Indianapolis, IN 46206-6110. You may terminate your participation in the Automatic Investment Plan at any time with written notification to the Funds at the same address. See also "Minimum Balances" on page 15.

 Making Additional Investments

 Mail You may make subsequent investments by submitting a check for $100 or more with the remittance form sent to you with your account statement. You may also mail your check with a letter of instruction indicating the amount of your purchase, your account number, and the name in which your account is registered, to the following address. See also Purchases by Check on page 16.
                 Green Century Funds
                 P.O. Box 6110
                 Indianapolis, IN 46206-6110

 Wire You may also make additional investments by instructing your bank to wire Federal funds. Your bank may impose a fee for sending the wire. The Green Century Funds cannot be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wire your additional investment per the instructions which follow.
                    Union Federal Savings Bank of Indianapolis, Indiana
                    ABA#: 274070484
                    DDA#: 590144707
                    Green Century Balanced Fund OR Green Century Equity Fund
                    For Further Credit: Your Name and Your Green Century
                    Funds Account Number

 Exchange    Follow instructions under Opening an Account, above.

 Online You may purchase additional shares online if you have signed up for this service. See Online Services on page 15.

 Automatic   You may arrange to make regular investments through automatic
 Investment  deductions from your checking or savings account. If you wish to
 Plan        select this option, please complete the appropriate section on your registration form. If you wish to set up an Automatic
             Investment Plan after opening an account, please call
             1-800-93-GREEN or email info@greencentury.com for an Automatic
             Investment Plan form. You may terminate your participation in the Automatic Investment Plan at any time with written
             notification to the Funds at P.O. Box 6110, Indianapolis, IN
             46206-6110.

 HOW TO SELL SHARES (REDEMPTIONS)

 You can take money out of your account at any time by selling (redeeming) some or all of your shares. See also Processing Time on page 17.

 Telephone   You may redeem shares by telephone in any non-retirement account
             (unless you chose not to allow this option on your registration form.) Call 1-800-221-5519 to request a redemption. You must provide your name, address, Fund account number and social security number before you may redeem shares by telephone. All telephone redemption requests are recorded. Telephone redemption is not available for shares held in IRA or 403(b) accounts.

             If you chose not to allow telephone redemption on your registration form and now wish to redeem by telephone in your non-retirement account, call 1-800-221-5519 for more information.

 Mail In order to redeem your shares by mail, send a letter to the Green Century Funds and include the Fund name, the account registration name(s) and address, the account number, and the dollar amount or the number of shares you wish to redeem. Sign your name(s) exactly as it appears on your account statement and obtain a Signature Guarantee (see below.) Mail your letter to:
                    Green Century Funds
                    P.O. Box 6110
                    Indianapolis, IN 46206-6110

 Online You may redeem shares online in any non-retirement account if you have signed up for this service. Online redemption is not available for shares held in IRA or 403(b) accounts. See Online
             Services, below.

  Important Information About Redemptions

  Minimum     Shareholders are encouraged to maintain a share balance of at
  Balances    least $2,500. Individual Retirement Accounts, Education Savings
              Accounts and Uniform Gifts or Transfers to Minors Act accounts have a $1,000 minimum balance requirement. The Funds reserve the right, following 60 days' written notice to shareholders, to redeem all shares in accounts with balances less than the
              minimum. The Funds will mail the proceeds of the redeemed
              account to the shareholder. This provision does not apply to
              Automatic Investment Plan accounts. If the value of your account falls below the minimum as a result of market activity, an involuntary redemption will not be triggered.

  Redemption  If you redeem your shares within 60 days of purchase or
  Fee acquisition through exchange, you will be charged a redemption fee equal to 2.00% of the net asset value of the shares redeemed. However, the redemption fee will not apply to redemptions of shares acquired through the reinvestment of dividends or distributions. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset transaction costs the Fund may incur due to excess short-term trading in the Fund. To calculate the redemption fees, a Fund will use the first-in, first-out (FIFO) method to determine which shares are being redeemed. Under this method, the date of redemption or exchange will be compared with the earliest date shares were acquired for the account. The Funds reserve the right to modify the terms of, or to terminate, the fee at any time.

 Receiving   By check, mailed to the address listed on your registration form            No charge
 your money  By check, via overnight delivery to the address listed on your registration
               form                                                                      $15
             Wired to the authorized bank account listed on your registration form       $10


  Signature   A signature guarantee--which is different from a notarized
  Guarantees  signature--is a warranty that the signature presented is genuine. You can obtain a signature guarantee from most banks, brokerage firms and savings institutions where you have an account. Be sure to ask for a "New Technology" Medallion
              Signature Guarantee Stamp. A notary public cannot provide a signature guarantee. A signature guarantee is required for the signature of each person in whose name the account is registered.

  Other       The redemption requirements for corporations, other
  Account     organizations, trusts, fiduciaries, institutional investors and
  Types       Individual Retirement Accounts (IRAs) may be different from those for regular accounts. For more information please call
              1-800-221-5519.


 ONLINE SERVICES

 You may access your account, conduct transactions, and view statements online by signing up for Online Services. After opening an account, visit www.greencentury.com and click on "Access My Account." On the login screen, click "Request a PIN" and follow the instructions given on the website. The Funds will process your request and mail you a temporary Personal Identification Number (PIN) that you can use to access your account. Once online, you can change your PIN to one of your choosing.


 You also have the option of selecting electronic delivery of your account statements, shareholder reports and other documents. If you would like to receive documents electronically, log on to your account at www.greencentury.com and click "Receive Your Account Statements Electronically," then follow the instructions. If you opt for electronic document delivery, you will automatically receive an e-mail letting you know when documents are available.


 If you have questions about online services, call 1-800-221-5519. For technical assistance with online services, call our Web Support line toll free at 1-877-595-7183.

TRANSACTION INFORMATION

Purchases by Check. Checks must be made payable to the Green Century Balanced Fund or the Green Century Equity Fund (or to the Green Century Funds). No third party checks will be honored. Checks also must be drawn on or payable through a U.S. bank and be in U.S. dollars. No cash deposits, travelers checks, credit card checks, money orders or counter checks will be accepted. Cashier's checks will be accepted only for amounts over $10,000. If you purchase shares with a check that is returned due to insufficient funds, your purchase will be canceled and you will be responsible for any losses or fees incurred in the transaction.

Customer Identification Verification Procedures. Federal law requires all financial institutions, including the Green Century Funds, to obtain, verify and record information that identifies each person who opens an account. In order to open a new account, the Funds will ask you for your name, street address, date of birth, and Social Security or Tax Identification Number. If the Funds or their Transfer Agent do not have a reasonable belief as to the identity of a customer, the account may be rejected or the shareholder may be blocked from conducting further transactions on the account in accordance with applicable law until such information is received in good order. The Funds also reserve the right to close an account within 20 business days of the date the account was opened at the net asset value of the Fund on the day the account is closed if clarifying information or documentation as to the identity of the shareholder is not received. The Funds further reserve the right to close an account if, in the opinion of the Funds or their Transfer Agent, the account is suspected of being opened for fraud or money laundering purposes. The Funds or their Transfer Agent will correspond with the prospective shareholders advising them of the reasons their account has been rejected and what, if any, information as required by the USA PATRIOT Act is necessary to allow the account to be accepted.

Account Information Changes. To change the address on an account, you may call the Green Century shareholder services office at 1-800-221-5519 or send Green Century the information in writing as described below. To change any other information regarding an account (including a change of beneficiary or change in the automatic investment plan), you must send Green Century this information in writing. Please mail the new information to: Green Century Funds, P.O. Box 6110, Indianapolis, IN 46206-6110. Include your Green Century account number, your name, address, signature and phone number, along with the new information. If you prefer, you may fax this information to: Green Century Funds, 317-266-8756. You may confirm receipt of this information by calling the Green Century shareholders services office at 1-800-221-5519.

Large Redemptions. If during any 90-day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's assets if that percentage is less than $250,000), the Funds reserve the right to pay all or part of the redemption proceeds in-kind, that is, in securities rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

Confirmation of Transactions. All purchases and redemptions will be confirmed promptly. Usually a confirmation of your purchase or sale of Fund shares will be mailed on the business day following receipt of your instructions.

Share Price Calculation. Once each day that the New York Stock Exchange is open for trading, the share price for each Fund is calculated. This is the Fund's Net Asset Value (the NAV). Because the Green Century Funds are no-load, this is also the offering price at which each Fund share is sold. Shares are purchased and/or sold at the next share price calculated after your order is received in good form.

All purchase and redemption requests received in good order by the Funds' transfer agent are executed, without a sales charge, at the next-determined net asset value. Reinvested dividends receive the net asset value as of the ex-dividend date. Note however that if you redeem shares within 60 days of purchase, a 2% redemption fee will be charged. For additional information, see How to Sell Shares (Redemptions) on page 14.

Processing Time. When you redeem, the Funds will normally send your redemption proceeds on the next day the New York Stock Exchange is open for trading following the receipt of your redemption request in good order, but may take up to seven days, or longer in the following cases:

   Shares Recently Purchased By Check. If you purchase shares by check and redeem them by any method within 15 days of purchase, the Funds will release your redemption proceeds when your check clears. It is possible, although unlikely, that this could take up to 15 days. If you purchase shares by Federal funds wire, you may avoid this delay.

   Shares Recently Purchased by Cashier's Check. If you purchase shares by a cashier's check, the Funds will hold your redemption proceeds for fifteen business days following the purchase.

   Shares Purchased by Wire. If you open an account by wire, the Funds' transfer agent will not be able to process a redemption request until it has received your completed and signed registration form.

Tax Information. A redemption of shares, including an exchange into another Fund, is a sale of shares and may result in a gain or loss for income tax purposes. Please see below for additional information on Dividends and Taxes.

Social Security or Tax Identification Number. Please complete the Social Security or Tax Identification Number section of the Funds' registration form when you open an account. Federal tax law requires the Funds to withhold 28% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a Social Security or Tax Identification Number and certain other information or upon notification from the Internal Revenue Service or a broker that withholding is required. The Funds reserve the right to reject new account registrations without a Social Security or Tax Identification Number. The Funds also reserve the right to close, by redemption, accounts without Social Security or Tax Identification Numbers.

Telephone Transaction Liability. All shareholders may initiate transactions (except redemptions) by telephone. To redeem shares by telephone, you must elect this option in writing. See page 14 for further information. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered to be reasonable, including requesting a shareholder to provide information about the account. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds and/or their service contractors may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

Policy on Market Timing. Frequent purchases, exchanges and redemptions of Fund shares (often referred to as market timing or short-term trading) may hurt Fund performance by disrupting the management of the Fund's portfolio and by increasing expenses. The Funds seek to discourage market timing and protect long-term shareholders through several methods. Pursuant to policies and procedures adopted by the Funds' Board of Trustees, these methods include:

  . imposing a 2.00% redemption fee on the redemption or exchange of shares held less than sixty days (for more information on the redemption fee, see page 15);

  . using "fair value" pricing when appropriate so that an investor cannot purchase, redeem or exchange Fund shares at a price that does not reflect the fair value of a Fund's portfolio;
  . monitoring shareholder account activity in order to detect patterns of frequent purchases, exchanges and sales, including those that appear to be made in response to short-term fluctuations in share price or in order to improperly avoid the imposition of the redemption fee; and
  . reserving the right to restrict or reject, limit, delay, or impose other conditions on, any exchange or purchase or to close a shareholder account based on a suspected history of market timing or if any particular transaction may adversely affect the interests of a Fund or its shareholders.

The Funds and Green Century Capital Management seek to apply the above fees and restrictions uniformly and will not waive them for any account. Neither the Funds nor Green Century Capital Management will enter into any arrangements to permit market timing in the shares of the Funds.


The Funds do not know the identity of shareholders in omnibus accounts and must rely on the assistance of the financial intermediary in whose name the account is held (a broker-dealer or retirement plan, for example). The Funds' distributor and administrator, in accordance with applicable law, will enter into agreements with financial intermediaries requiring the intermediaries to collect the redemption fee and to provide certain information to help identify market timing activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in market timing. Because the Funds may not be able to detect all instances of market timing, particularly in omnibus accounts and where an investor may attempt to conceal its identity, the Funds cannot guarantee that they will be able to deter all instances of market timing or entirely eliminate short-term trading in shares of the Funds.


Reservations. Each Fund may stop offering its shares for sale at any time and may reject any order for the purchase or exchange of shares. Each Fund may also modify the conditions of purchase at any time. Each Fund reserves the right to waive the minimum investment requirements; accounts opened with less than the minimum required amount may be subject to the minimum balances provisions. (See page 15). Each Fund reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. If a Fund suspends telephone redemption privileges, or if you have trouble getting through on the phone, you will still be able to redeem your shares by mail.

SHAREHOLDER ACCOUNT STATEMENTS

Shareholders will receive quarterly statements showing all account activity during that quarter, including dividends. Additional purchases and redemptions will be confirmed promptly, usually as of the next business day after the purchase or redemption request is received. The Green Century Funds will send you detailed tax information on the amount and type of their dividends and distributions each year.

DIVIDENDS AND TAXES

The Funds normally declare and pay income dividends, if any, semi-annually in June and December and distribute net capital gains, if any, once a year in December. Each Fund intends to distribute substantially all of its income and net capital gains.

You may opt to receive distributions in cash (via check) or have them reinvested in additional shares of the Funds. Dividends and capital gain distributions are automatically reinvested unless you request otherwise. If you invest in an Individual Retirement Account (IRA), all dividends and capital gains distributions must be reinvested; however, if you are over 59 1/2 years old, distributions from IRA accounts may be paid to you in cash (via check).

The following discussion is very general. You may wish to consult a tax adviser regarding the effect that an investment in a Fund may have on your own tax situation.

Taxability of Distributions. As long as a Fund qualifies for treatment as a regulated investment company (which each has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders.

Unless you hold your shares in a tax-exempt account (including a retirement account such as an IRA) you will normally have to pay federal income taxes, and any state or local taxes, on distributions you receive from a Fund, whether you take the distributions in cash or have them reinvested in additional shares. Non-corporate shareholders may be taxed at reduced rates on distributions designated by a Fund as "qualified dividend income". "Qualified dividend income" generally is income derived from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations will be "qualified dividend income" if that stock is readily tradable on an established U.S. securities market. Distributions designated as capital gain dividends are taxable as long-term capital gains without regard to the length of time you have held your shares. Other distributions are generally taxable as ordinary income. Distributions derived from interest on U.S. Government securities (but not distributions of gain from sale of such securities) may be exempt from state and local taxes. Some dividends paid in January may be taxable as if they had been paid the previous December.

Distributions by a Fund will reduce that Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning in 2005 through 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund's "qualified short-term gain." "Qualified net interest income" is a Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations. "Qualified short-term gain" generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Prospective investors in a Fund should read that Fund's account registration form for additional information regarding backup withholding of federal income tax.

Taxability of Transactions. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

VALUATION OF SHARES

The net asset value per share of each Green Century Fund is computed by dividing the value of each Fund's total assets, less its liabilities, by the total number of shares outstanding.


To determine the value of its assets, each Fund typically uses the current market price of the securities it holds. When a market price is not available, or when a Fund has reason to believe that the price does not reflect market realities, the Fund may value securities instead by using methods approved by the Board of Trustees. In such a case, a Fund's value for a security may be different from quoted market values. Because the Green Century Balanced Fund invests primarily in the stocks and bonds of U.S. companies that are traded on U.S. exchanges and the Equity Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which a Fund would use fair value pricing. A Fund may use fair value pricing if, for example, the exchange on which a portfolio security is principally traded closes early, trading in a particular security is halted during the day and does not resume prior to the time a Fund calculates its NAV, a portfolio security is thinly traded or a security's issuer is in default or bankruptcy proceedings.


The net asset value per share of each Fund is determined every business day as of the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. Eastern Time). For share prices 24 hours a day, call 1-800-221-5519.

SHARES AND VOTING RIGHTS

As with other mutual funds, investors purchase shares when they invest money in a Fund. Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a Fund's income and capital gain distributions

  . Cast one vote for each dollar of net asset value (number of shares owned times net asset value per share) represented by a shareholder's shares in a Fund on certain Fund matters, including the election of the Funds' trustees and changes in fundamental policies.


The Funds are not required to hold annual meetings and, to avoid unnecessary costs, do not intend to do so except when certain matters, such as a change in its fundamental policies, must be decided. If a meeting is held and you cannot attend, you may vote by proxy. Before the meeting, the Funds will send you proxy materials that explain the issues to be decided and include instructions on voting.

 ORGANIZATION AND MANAGEMENT OF THE GREEN CENTURY FUNDS


This section provides details on how the Funds are organized and who manages the Funds.


The Green Century Funds were organized on July 1, 1991 as a Massachusetts business trust. The Green Century Funds are a diversified open-end management investment company, a mutual fund. The Funds are governed by a Board of Trustees which meets regularly to review the Funds' investments, performance, expenses, environmental and social criteria, compliance with laws and regulations governing mutual funds and other business affairs.


THE GREEN CENTURY BALANCED FUND


Investment Adviser. Green Century Capital Management, 114 State Street, Suite 200, Boston, Massachusetts 02109, is the investment adviser for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. Green Century Capital Management's role is to ensure that the Balanced Fund's investment objective and environmental and investment policies are accurately and effectively implemented. Green Century Capital Management has served as investment adviser and administrator for the Balanced Fund since the commencement of operations of the Balanced Fund.

Subadviser. Trillium Asset Management Corporation (Trillium), 711 Atlantic Avenue, Boston, Massachusetts 02111, serves as the Subadviser for the Balanced Fund. Trillium conducts the day-to-day investment management for the Fund consistent with the guidelines set by Green Century Capital Management. Trillium uses fundamental security analysis of each investment. This rigorous approach is complemented with quantitative and technical analyses that rank a large group of securities based on several factors.

Trillium, an employee-owned and majority women-owned company, has managed investments in environmentally and socially responsible companies since 1982. In 1997, Progressive Securities Corporation of Boston purchased thirty percent of the equity of Trillium, in the form of preferred stock. As of September 30, 2006, Trillium had $ million in assets under management. Trillium is paid by the Adviser (not the Fund).


A team of three portfolio managers at Trillium assumed responsibility for day-to-day portfolio management of the Balanced Fund on November 28, 2005. Adam Seitchik, a CFA with a Ph.D. in Economics, is the lead portfolio manager and is responsible for the overall coordination and management of the Balanced Fund's portfolio. Eric Becker, CFA, serves as a backup portfolio manager and provides additional equity analysis. Cheryl Smith, a CFA with a Ph.D. in Economics, also serves as a backup manager and provides fixed income analysis. The Statement of Additional Information contains additional information about Mr. Seitchik, Mr. Becker and Ms. Smith, their compensation, other accounts they manage, and their ownership of shares of the Balanced Fund.


A discussion regarding the basis of the Board of Trustees' approval of the continuance of the Balanced Fund's Investment Advisory Agreement with Green Century Capital Management and approval of the Investment Subadvisory Agreement with Trillium is available in the Balanced Fund's Semi-Annual Report to shareholders for the fiscal period ended January 31, 2006.

Prior to November 28, 2005, Adams Harkness Asset Management, Inc. (Adams), 99 High Street, Boston, MA 02110, served as the Subadviser for the Balanced Fund.

Fees.  Effective October   , 2006, for the services Green Century Capital
Management and Trillium provide the Balanced Fund, they receive a total of 0.65% of the average daily net assets of the Fund. For the services Green Century Capital Management, Trillium and Adams provided to the Balanced Fund during the fiscal year ended July 31, 2006, they received a total of 0.75% of the average daily net assets of the Fund.

THE GREEN CENTURY EQUITY FUND

Investment Adviser. Green Century Capital Management is the investment adviser for the Equity Fund and oversees the portfolio management of the Equity Fund on a day-to-day basis. Green Century Capital Management's role is to ensure that the Equity Fund's investment objective and environmental, social and investment policies are accurately and effectively implemented. Green Century Capital Management has served as the Equity Fund's investment adviser since November 28, 2006 and as the administrator of the Equity Fund since the commencement of operations of the Equity Fund.

Investment Subadviser. Mellon Equity Associates, LLP (Mellon Equity), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258, serves as the Subadviser for the Equity Fund. Mellon Equity conducts the day-to-day investment management for the Fund consistent with the guidelines set by Green Century Capital Management. Mellon Equity determines what securities shall be purchased, sold or exchanged to track the composition of the Domini Index. Mellon Equity does not determine the composition of the Domini Index.

Mellon Equity is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly held company. As of September 30, 2006, Mellon Equity had
approximately $   billion in assets under management. Mellon Equity is paid by the Adviser (not the Fund).

A team of two portfolio managers at Mellon Equity assumed responsibility for day-to-day portfolio management of the Fund on November 28, 2006. Thomas J. Durante, CFA, is the Equity Fund's primary portfolio manager. Mr. Durante has been employed as a portfolio manager with Mellon Equity since January 2000; prior to joining the firm, Mr. Durante was a controller of funds at Dreyfus Corporation for over 18 years. Lynn A. Hutchison, CFA, also serves as a portfolio manager for the Equity Fund. Ms. Hutchison joined Mellon Equity in 2000. The Statement of Additional Information contains additional information about Mr. Durante and Ms. Hutchison, their compensation, other accounts they manage, and their ownership of shares of the Equity Fund.

A discussion regarding the basis of the Board of Trustees approval of the Investment Advisory Agreement with Green Century Capital Management and approval of the Investment Subadvisory Agreement with Mellon Equity will be available in the Equity Fund's Semi-Annual Report to shareholders for the fiscal period ending January 31, 2007.

Prior to November 28, 2006, the Equity Fund invested all of its investable assets in the Domini Social Equity Trust (the Domini Trust), a series of the Domini Social Trust, a separate registered investment company which had the same investment objective as the Equity Fund. Domini Social Investments, LLC
(DSIL), 536 Broadway, New York, New York 10012, served as the Investment Manager of the Domini Trust. SSgA Funds Management, Inc. (SSgA), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, provided investment submanagement services to the Domini Trust on a day-to-day basis until November 30, 2006.

A discussion regarding the basis of the Domini Social Trust Board of Trustees' approval of the continuance of the Domini Trust's Management and Submanagement Agreements with DSIL and SSgA, respectively, is available in the Equity Fund's Annual Report to shareholders for the fiscal year ended July 31, 2006.

Fees. Effective November 28, 2006, for the services Green Century Capital Management and Mellon Equity provide to the Equity Fund, they receive a total of 0.25% of the average daily net assets of the Fund. For services DSIL and SSgA provided to the Domini Trust during the fiscal year ended July 31, 2006, they received a total of 0.20% of the average daily net assets of the Domini Trust, after waivers.

[THE GREEN CENTURY EQUITY FUND AND THE DOMINI TRUST

Investment Manager. Domini Social Investments LLC, 536 Broadway, New York, New York 10012 (DSIL) provides investment supervisory services, operational support and administrative services to the Domini Trust. DSIL was organized in April, 1997. It was formed by principals of KLD, the former investment adviser for the Domini Trust, and other investment company and marketing professionals.

Investment Submanager. SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, MA 02111 (SSgA) provides investment submanagement services to the Domini Trust on a day-to-day basis. SSgA determines what securities shall be purchased, sold or exchanged to track the composition of the Index. SSgA does not determine the composition of the Index.

SSgA is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of September 30, 2005, SSgA had approximately $101 billion in assets under management. SSgA is paid by DSIL (not by the Domini Trust or the Equity Fund.)

The Domini Trust is submanaged by a team of investment professionals from SSgA's Global Structured Products Group including David Chin, Heather McGoldrick, Michael Feehily, Karl Schneider and James May.

David Chin has been a principal of SSgA and State Street Global Advisors since he joined State Street in 1999. He is responsible for managing both U.S. and international funds. Prior to joining State Street Global Advisors, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. He has been working in the investment management field since 1992.

Heather McGoldrick has been a principal of SSgA and State Street Global Advisors since she joined State Street in 1991. Prior to assuming portfolio management responsibilities in 2003, Ms. McGoldrick was also a Product Engineer. Her responsibilities include portfolio management, product development and research.

Michael Feehily, CFA, has been a principal of SSgA and State Street Global Advisors since he joined State Street in 1992. He is head of the U.S. Equity Team within the Global Structured Products Team. Mr. Feehily is responsible for overseeing the management of all U.S. equity index funds for State Street Global Advisors.

Karl Schneider has been a principal of SSgA and State Street Global Advisors since he joined State Street in 1996. He manages a variety of the firm's domestic and international passive funds.

James May, CFA, has been a principal of SSgA and State Street Global Advisors since he joined State Street in 1991. He manages a variety of portfolios benchmarked to indexes including MSCI, Standard & Poor's and Russell.

Mr. Chin, Mr. Feehily, Mr. Schneider and Mr. May have served on the portfolio management team for the Domini Trust since 2000. Ms. McGoldrick has served on the team since 2003.

The Statement of Additional Information contains additional information about these investment professionals, their compensation, other accounts they manage, and their ownership of shares of the Equity Fund.

A discussion regarding the basis of the Domini Social Trust Board of Trustees' approval of the continuance of the Domini Trust's Management and Submanagement Agreements with DSIL and SSgA, respectively, is available in the Equity Fund's Annual Report to shareholders for the fiscal year ended July 31, 2006.

Fees. For services DSIL and SSgA provided to the Domini Trust during the fiscal year ended July 31, 2006 they received a total of 0.20% of the average daily net assets of the Domini Trust, after waivers.]*

*A Special Meeting of shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management and an Investment Subadvisory Agreement with Mellon Equity. If shareholders do not approve the proposals by November 28, 2006, this bracketed language will replace the section above titled "The Green Century Equity Fund."

If shareholders do not approve the proposals by November 30, 2006, the bracketed language above regarding the Investment Submanager will be changed to reflect that Wellington Management Company, LLP will serve as the Investment Submanager of the Domini Trust effective November 30, 2006. The following language regarding Wellington Management Company, LLP will replace the bracketed language above regarding SSgA:

"Investment Submanager. Wellington Management Company, LLP (Wellington Management), with its main offices at 75 State Street, Boston, MA 02109, provides investment submanagement services to the Domini Trust on a day-to-day basis. Wellington Management had approximately $[511] billion in assets under management as of September 30, 2006, including $[3] billion in assets for which Wellington Management acts as a subadvisor.

Wellington Management buys and sells stocks that are determined to meet the Domini Trust's social and environmental standards using a quantitative stock selection approach within a risk-managed portfolio construction framework. The quantitative stock selection approach incorporates a diverse set of factors based on fundamental and technical inputs. The quantitative stock selection approach incorporates value and momentum as primary investment themes.

Mammen Chally, CFA, a vice president of Wellington Management, has been the portfolio manager responsible for the management of the Domini Trust since 2006. Mr. Chally joined Wellington Management as a portfolio manager in 1994. The Statement of Additional Information contains additional information about Mr. Chally, his compensation, other accounts he manages, and his ownership of shares of the Equity Fund."


THE GREEN CENTURY FUNDS


Administrator. Green Century Capital Management serves as the Administrator of the Green Century Funds. Green Century Capital Management pays all the expenses of each Fund except each Fund's investment advisory fees; any Distribution Plan fees; interest, taxes, brokerage costs and other capital expenses; expenses of the non-interested Trustees of the Funds (including counsel fees); and any extraordinary expenses.

For its services, the Administrator received annual fees of 1.39% of the Balanced Fund's average daily net assets and 1.29% of the Equity Fund's average daily net assets for the Funds' most recent fiscal year. Effective

August 25, 2006, Green Century Capital Management contractually agreed to reduce its administrative fee such that the Balanced Fund's total annual expenses are limited to 1.38% of the Fund's average daily net assets. Effective August 3, 2006, Green Century Capital Management contractually agreed to reduce its administrative fee such that the Equity Fund's total annual expenses are reduced from 1.50% to 0.95% of the Fund's average daily net assets.

Subadministrator.  UMB Fund Services, Inc. (UMBFS) serves as the subadministrator of the Funds. UMBFS is responsible for conducting certain administrative services for the Funds subject to the direction of Green Century Capital Management. UMBFS receives a fee from the Administrator (not the Funds). UMBFS and its affiliates provided administration, fund accounting,
transfer agent and/or distribution services to    clients representing $
billion in assets as of September 30, 2006.

Distributor. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Distributor of the shares of the Funds.

Transfer Agent. Unified Fund Services, Inc. (Unified) is the transfer agent and shareholder services provider for the Green Century Funds. As of September
30, 2006, Unified provided services to    mutual fund portfolios representing
over $   billion in assets.

Custodian.  Investors Bank & Trust Company (IBT) is the custodian for the Green
Century Funds. As of September 30, 2006, IBT had approximately $   trillion in
assets under custody and maintained relationships with approximately investment advisers.

Independent Registered Public Accounting Firm.  [      ] is the Independent
Registered Public Accounting Firm of the Green Century Funds.

 ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


This section provides a detailed description of the Funds' investment objectives, strategies and risks. The Statement of Additional Information provides further information regarding the investment objectives, policies and risk factors of the Funds.

THE GREEN CENTURY BALANCED FUND

The Green Century Balanced Fund's investment objective is to provide capital growth and income from a diversified portfolio of stocks and bonds which meet the Fund's standards for corporate environmental responsibility.

In determining equity investments for the Balanced Fund, the Fund's Subadviser uses a "growth at a reasonable price" investing style. The Fund invests in the common stock of companies, across a range of capitalizations, that the Subadviser believes have superior earnings growth prospects and whose stock prices, in the Subadviser's opinion, do not accurately reflect the companies' value. The Balanced Fund may also invest in companies that the Subadviser believes do not have particularly strong earnings histories, but do have other attributes that may contribute to accelerating growth in the foreseeable future.

The Subadviser's equity investment process begins with an economic and environmental analysis of a universe of approximately 5000 publicly traded companies. From this universe, the Subadviser primarily selects stocks of companies that it believes make a positive contribution to an environmentally sustainable future based on the Fund's environmental criteria. Stocks are then considered for the Fund's portfolio only after the Subadviser performs a rigorous financial analysis.

The Subadviser uses multi-factor proprietary models that consider a variety of quantitative measures, including price/earnings and price/cash flow ratios, to rank the stocks by sector based on value, growth potential, and expected price volatility. The Subadviser uses these quantitative measurements in combination with in-house and third-party research to identify companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser's opinion, do not accurately reflect the companies' value. The Subadviser then focuses on those companies that, over a period of several years, appear to have the ability to grow at above average rates within their industries. The Subadviser then selects stocks considering diversification by sector and expected risk and attractiveness of valuation relative to prospective return. The Subadviser believes that portfolio turnover should be managed carefully.

The Subadviser monitors the companies in the Balanced Fund's portfolio to determine if there have been any fundamental changes in the companies or changes in the companies' environmental records and policies. The Subadviser also regularly analyzes price/earnings ratios, price/cash flow ratios, and other quantitative measures to monitor stock price movements and help determine whether to sell a stock in the Fund's portfolio. The Subadviser may sell a stock if, among other factors:

  . It subsequently fails to meet the Fund's investment criteria or becomes overvalued relative to the long-term expectation for its stock price
  . The balance between the stock's expected return and its contribution to the risk of the portfolio deteriorates or a more attractively priced company is identified

  . Changes in national economic conditions, such as interest rates, unemployment, and productivity levels, prompt a change in industry sector allocation for the Fund's portfolio
  . The company's positive environmental attributes turn negative and dialogue and shareholder engagement fail to change the company's policies

In general, fixed income securities are included in the Fund's portfolio to modulate the Fund's overall level of investment risk and exposure to business, economic, and interest rate trends. Fixed income investments are evaluated using the same environmental criteria as those employed for equity investments. Issuer-specific financial evaluation of fixed income investments focuses on a company's cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Balanced Fund's assets may be invested in: domestic and foreign common stock, preferred stock and other equity securities, exchange traded funds, bonds and other fixed income securities, Certificates of Deposit, promissory notes, floating rate obligations, and money market instruments, in each case, compatible with the Fund's commitment to environmental responsibility. The other fixed income securities in which the Fund may invest include: U.S. Government securities, mortgage-backed securities, and zero coupon securities. The Fund may also engage in writing and purchasing options on portfolio securities. The Fund may invest in equity index and bond futures in an effort to reduce risk or increase market exposure, but not to create exposure greater than the value of underlying assets held in the Fund. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Balanced Fund will generally invest at least 25% of its net assets in fixed income securities (bonds). The Fund may not invest more than 75% of its net assets in equity securities (stocks). For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash and other money market and short-term instruments. Any such temporary defensive investing will also comply with the Fund's environmental criteria. The effect of taking such a position is that the Fund may not achieve its investment objective.

Zero Coupon Securities. The Balanced Fund may invest in zero coupon securities which do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


High Yield Debt Securities. The Balanced Fund may invest up to 35% of its net assets in fixed income securities that, at the time of the investment, are either rated CCC or higher by S&P or Caa or higher by Moody's or, if not rated, considered to be of equivalent quality by the Subadviser of the Balanced Fund. The Statement of Additional Information provides a description of bond rating categories. Below investment grade securities (those rated below BBB by S&P or Baa by Moody's or their equivalent) are commonly referred to as "junk bonds." As of July 31, 2006, 8.20% of the net assets of the Balanced Fund were invested in below investment grade securities.


While these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. Generally, they are considered to be predominantly speculative regarding, and more dependent on, the issuer's ability to pay interest and repay principal. Such inability (or perceived inability) would likely lessen the value of such securities, which could lower the Fund's net asset value per share. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Other potential risks associated with investing in high-yield securities include: heightened sensitivity of highly-leveraged issuers to adverse economic changes and individual-issuer developments; subordination to the prior claims of other creditors; adverse publicity and changing investor perceptions about these securities; and generally less liquid markets. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal and interest on its holdings. Because of the associated risks, successful investments in high-yield, high-risk securities are more dependent on the Subadviser's credit analysis than generally would be the case with investments in investment grade securities.

Many corporate high yield bonds are issued pursuant to Rule 144A under the Securities Act of 1933 and therefore are subject to the Fund's restriction that no more than 15% of the Fund's net assets can be invested in illiquid securities.

Repurchase Agreements. As a means of earning income for periods as short as overnight, the Balanced Fund may enter into repurchase agreements with selected banks and broker-dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

THE GREEN CENTURY EQUITY FUND


The Green Century Equity Fund's investment objective is to achieve long-term total return which matches the performance of the Domini Index, an index of stocks of 400 companies selected by using environmental, social and corporate governance criteria.

The Equity Fund invests substantially all of its assets in the common stocks comprising the Domini Index, developed and maintained by KLD. The Equity Fund invests in the common stocks of approximately 400 companies and seeks to exclude corporations with poor environmental, social and corporate governance records. In constructing the Domini Index, KLD first considers companies' environmental, social and corporate governance records. KLD also seeks to maintain a broad representation of industries in the Domini Index, although certain industry sectors will be excluded entirely based on the social criteria. KLD may also exclude from the Domini Index companies which are in bankruptcy or which KLD believes may soon be bankrupt. The weightings of the stocks comprising the Domini Index are based upon market capitalization. To keep portfolio turnover low and to more accurately reflect the performance of the market, the Domini Index is maintained using a "buy and hold" strategy. KLD may however remove a company from the Domini Index if it has been acquired by another company, if it is no longer financially viable, or because its social profile has deteriorated. The criteria used in developing and maintaining the Domini Index involve subjective judgment by KLD. The Equity Fund is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Domini Index.

The Equity Fund may invest cash reserves in high quality short-term debt securities issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements provided that the issuer satisfies KLD's social criteria. The Equity Fund's policy is to hold its assets in such securities pending readjustment of its holdings of stocks comprising the Domini Index and in order to meet anticipated redemption requests. The Equity Fund may also invest in such securities for temporary defensive purposes. This may adversely affect the Equity Fund's performance.

The Equity Fund buys and sells stocks periodically so that its holdings will correspond, to the extent reasonably practicable, to the Domini Index. The timing and extent of adjustments in the holdings of the Equity Fund, and the extent of the correlation of the holdings of the Equity Fund with the Domini Index, reflects the judgment of the Equity Fund's subadvisor as to the appropriate balance between the goal of correlating the holdings of the Equity Fund with the composition of the Domini Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions from the Equity Fund. To the extent practicable, the Equity Fund will seek a correlation between the weightings of securities held by the Equity Fund and the weightings of the securities in the Domini Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Equity Fund's ability to duplicate the performance of the Domini Index will depend to some extent on the size and timing of cash flows into and out of the Equity Fund as well as the Equity Fund's expenses.

[THE MASTER-FEEDER INVESTMENT FUND STRUCTURE

Unlike other mutual funds which directly manage their own portfolio securities, the Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the Domini Trust, a portfolio of the Domini Social Trust, a separate registered investment company. The Domini Trust has the same investment objective as the Equity Fund. Other mutual funds or institutional investors may also invest in the Domini Trust on the same terms and conditions as the Equity Fund and pay a proportionate share of the Domini Trust's expenses. However, the other investors may sell their shares at different prices than the Equity Fund due to variations in sales commissions and operating expenses; these differences may result in differences in returns experienced by investors in the different funds that invest in the Domini Trust. Such differences in returns are also present in other mutual fund structures.

The Equity Fund may withdraw its investment from the Domini Trust if the Board of Trustees of Green Century determines that it is in the best interest of the Equity Fund's shareholders to do so. The Board of Trustees would then consider what action might be taken, including the investment of the assets of the Equity Fund in another pooled investment entity having the same investment objective as the Equity Fund or the retention of an investment adviser to manage the Equity Fund's assets.]*

*A Special Meeting of shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management and an Investment Subadvisory Agreement with Mellon Equity. If shareholders do not approve the proposals by November 28, 2006, this bracketed language will be in effect on November 28, 2006.

If shareholders do not approve the proposals by November 30, 2006, the Equity Fund's investment objective and investment strategy will be changed as of November 30, 2006 to reflect the investment objective and investment strategy of the Domini Trust in effect on November 30, 2006.


THE GREEN CENTURY FUNDS


Foreign Securities. While both Funds emphasize investment in U.S. companies, they may also invest in foreign securities. The Balanced Fund may invest up to 25% of its assets in foreign securities of the same types as the domestic securities in which the Fund may invest. The Funds may also invest in American Depository

Receipts ("ADRs") and the Balanced Fund may invest in Global Depository Receipts ("GDRs") with respect to such foreign securities. The Balanced Fund may also invest in certificates of deposit issued by foreign banks, foreign and domestic branches of U.S. banks, obligations issued or guaranteed by foreign governments or political subdivisions thereof, and corporate bonds denominated in dollars but issued by foreign companies.

Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). Any foreign investments must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


Portfolio Turnover. Purchases and sales are made for a portfolio whenever necessary, in management's opinion, to meet its investment objective. Higher levels of activity result in higher transaction costs and may also result in higher taxable capital gains distributions to shareholders. The Balanced Fund's portfolio turnover rate for the fiscal years ended July 31, 2004, 2005 and 2006 were 81%, 86% and 110% respectively.

Frequent changes in the Equity Fund's holdings may result from the policy of attempting to correlate the Equity Fund's securities holdings with the composition of the Domini Index. The annual portfolio turnover rates of the Domini Trust (the Fund in which, prior to November 28, 2006, the Equity Fund invested all of its investable assets) for the fiscal years ended July 31, 2004, 2005 and 2006 were 8%, 9% and 12% respectively.

Investment Restrictions. As a matter of fundamental investment policy which cannot be changed without shareholder approval, no more than 25% of the value of each Fund's assets may be invested in any one industry (excluding U.S. Government securities) although the Equity Fund may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Domini Index. An industry must represent 25% or more of the Domini Index before the Equity Fund may invest more than 25% of its assets in that industry. If the Equity Fund were to concentrate its investments in a single industry, the Equity Fund would be more susceptible to risks associated with that industry than would a fund which was not so concentrated. In addition, as a matter of fundamental policy, the Equity Fund will invest all of its assets in one or more of: (i) stocks comprising an index of securities selected applying social and environmental criteria (currently the Domini Index), (ii) short-term debt securities of issuers which meet social criteria,
(iii) cash, and (iv) options on equity securities. These fundamental policies cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended) of the Funds. For further information on fundamental and non-fundamental policies and restrictions, see the Statement of Additional Information.

The investment objective of the Balanced Fund is not fundamental and may be changed without the approval of the shareholders. The investment objective of the Equity Fund also is not fundamental and may be changed without the approval of the shareholders or investors if written notice is provided to shareholders thirty days prior to implementing the change. Because of the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. Except as stated otherwise, all investment guidelines, policies and restrictions described here and in the Statement of Additional Information are non-fundamental.


Portfolio Holdings Disclosure. The Funds have adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each of the Funds. The Policies and Procedures for the Disclosure of the Green Century Funds' Portfolio Holdings is included in the Statement of Additional Information.

 FINANCIAL HIGHLIGHTS



The Financial Highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and
distributions). The information has been audited by [      ], whose reports,
along with the Funds' financial statements, are included in the Funds' Annual Report which is available upon request.
                          GREEN CENTURY BALANCED FUND
                             FINANCIAL HIGHLIGHTS



                                                                  FOR THE YEARS ENDED JULY 31,
                                                          ------------------------------------------
                                                           2006     2005     2004     2003     2002
Net Asset Value, beginning of year.......................         $ 14.11  $ 13.88  $ 10.30  $ 15.94
                                                                  -------  -------  -------  -------
Income from investment operations:
  Net investment income..................................            0.05     0.12     0.16     0.14
  Net realized and unrealized gain (loss) on investments.            2.42     0.23     3.59    (5.66)
                                                                  -------  -------  -------  -------
Total increase (decrease) from investment operations.....            2.47     0.35     3.75    (5.52)
                                                                  -------  -------  -------  -------
Less dividends and distributions:
  Dividends from net investment income...................           (0.06)   (0.12)   (0.17)   (0.12)
  Distributions from net realized gains..................              --       --       --       --
                                                                  -------  -------  -------  -------
Total decrease from dividends and distributions..........           (0.06)   (0.12)   (0.17)   (0.12)
                                                                  -------  -------  -------  -------
Net Asset Value, end of year.............................         $ 16.52  $ 14.11  $ 13.88  $ 10.30
                                                                  =======  =======  =======  =======
Total return.............................................           17.41%    2.49%   36.83%  (34.80)%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).....................         $62,449  $50,398  $71,306  $36,225
  Ratio of expenses to average net assets................            2.38%    2.37%    2.44%    2.39%
  Ratio of net investment income to average net assets...            0.35%    0.71%    1.51%    0.95%
  Portfolio turnover.....................................              86%      81%      94%      70%



                           GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS



                                                                       FOR THE YEARS ENDED JULY 31,
                                                               ------------------------------------------
                                                                2006    2005     2004      2003     2002
Net Asset Value, beginning of year............................        $ 18.18  $ 16.45   $ 14.85  $ 20.84
                                                                      -------  -------   -------  -------
Income from investment operations:
  Net investment income (loss)................................           0.12       --      0.01    (0.05)
  Net realized and unrealized gain (loss) on investment.......           1.72     1.74      1.59    (4.62)
                                                                      -------  -------   -------  -------
Total increase (decrease) from investment operations..........           1.84     1.74      1.60    (4.67)
                                                                      -------  -------   -------  -------
Less dividends and distributions:
  Dividends from net investment income........................          (0.11)   (0.01)       --       --
  Distributions from net realized gains.......................             --       --        --    (1.32)
                                                                      -------  -------   -------  -------
Total decrease from dividends and distributions...............          (0.11)   (0.01)       --    (1.32)
                                                                      -------  -------   -------  -------
Net Asset Value, end of year..................................        $ 19.91  $ 18.18   $ 16.45  $ 14.85
                                                                      =======  =======   =======  =======
Total return..................................................          10.10%   10.61%    10.77%  (23.67)%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)..........................        $35,383  $33,152   $29,347  $27,387
  Ratio of expenses to average net assets.....................           1.50%    1.50%     1.50%    1.50%
  Ratio of net investment income (loss) to average net assets.           0.64%   (0.01)%    0.05%   (0.26)%
  Portfolio turnover (a)......................................              9%       8%        8%      13%


(a)Represents portfolio turnover for the Domini Trust.

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street
Boston, MA 02109

1-800-93-GREEN
www.greencentury.com
email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, MA 02111


INVESTMENT SUBADVISER (Equity Fund)
Mellon Equity Associates, LLP
500 Grant Street, Suite 4200
Pittsburgh, PA 15258


COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110
--------------------------------------------------------------------------------

                   TO INVEST AND FOR ACCOUNT CORRESPONDENCE:
                              Green Century Funds
                                  PO Box 6110
                          Indianapolis, IN 46206-6110
                                1-800-221-5519

--------------------------------------------------------------------------------

A Statement of Additional Information about the Funds has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference in this prospectus. Additional information about the Green Century Funds' investments is available in the Funds' annual and semi-annual reports. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain free copies of any of these documents or to make shareholder inquiries, call 1-800-93-GREEN. Each of these documents is also available on our website at www.greencentury.com.

Fund reports, the Statement of Additional Information and other information about the Funds are also available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee, by writing the SEC's Public Reference Section, Washington DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC's public reference room in Washington, D.C. For more information about the Public Reference Room you may call the SEC at 1-202-942-8090.

[LOGO] GREEN
       CENTURY
       FUNDS

811-06351
Printed on recycled paper with soy-based ink.

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2006


                              GREEN CENTURY FUNDS


           114 State Street, Suite 200, Boston, Massachusetts 02109

   Green Century Funds (the "Trust" or the "Funds" or "Green Century") offers two separate series (each, a "Fund"), each with its own investment objective. Each Fund pursues its respective investment objective through investments consistent with the Trust's commitment to environmental responsibility. The Green Century Balanced Fund (the "Balanced Fund") seeks capital growth and income from a diversified portfolio of stocks and bonds. The Green Century Equity Fund (the "Equity Fund") seeks to provide its shareholders with long-term total return which matches the performance of the "Domini 400 Social/SM/ Index" (the "Domini Index"), an index made up of the stocks of 400 companies selected using environmental, social and corporate governance criteria. -There can be no assurance that the investment objective of either Fund will be achieved.

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's Prospectus dated November 28, 2006, a copy of which may be obtained from the Trust at the address noted above or by telephoning 1-800-93-GREEN. Terms used but not defined herein, but which are defined in the Prospectus, are used as defined in the Prospectus.

   The following are incorporated by reference to the Annual Report dated July 31, 2006, of Green Century Funds (File No. 811-06351) as filed with the Securities and Exchange Commission on October __, 2006.


       1. Green Century Balanced Fund Portfolio of Investments

       2. Green Century Balanced Fund Statement of Assets and Liabilities

       3. Green Century Balanced Fund Statement of Operations

       4. Green Century Balanced Fund Statements of Changes in Net Assets

       5. Green Century Balanced Fund Financial Highlights

       6. Green Century Equity Fund Statement of Assets and Liabilities

       7. Green Century Equity Fund Statement of Operations

       8. Green Century Equity Fund Statements of Changes in Net Assets

       9. Green Century Equity Fund Financial Highlights

       10.Notes to Financial Statements

       11.Independent Registered Public Accounting Firm's Report


       12.Domini Social Equity Trust Portfolio of Investments

       13.Domini Social Equity Trust Statement of Assets and Liabilities

       14.Domini Social Equity Trust Statement of Operations

       15.Domini Social Equity Trust Statements of Changes in Net Assets

       16.Domini Social Equity Trust Financial Highlights

       17.Domini Social Equity Trust Notes to Financial Statements


       18.Independent Registered Public Accounting Firm's Report

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-93-GREEN or at www.greencentury.com.


Table of Contents                                                           Page
-----------------                                                           ----
The Green Century Funds....................................................
Investment Objectives, Risks and Policies..................................
Investment Restrictions....................................................
Trustees and Officers......................................................
Investment Advisers and Managers...........................................
Administrator, Subadministrator, Transfer Agent and Custodian, and Expenses
Distribution Plan..........................................................
Financial Intermediaries...................................................
Net Asset Value; Redemption in Kind........................................
Income Taxes...............................................................
Description of Shares, Voting Rights and Liabilities.......................
Portfolio Transactions and Brokerage Commissions...........................
Portfolio Holdings Disclosure..............................................
Independent Registered Public Accounting Firm..............................
Additional Information.....................................................
Financial Statements.......................................................
Appendix A - Description of Securities Ratings.............................
Appendix B - Green Century Capital Management Inc.
               Proxy Voting Policies and Procedures........................
[Appendix B-2 - Domini Social Index Trust
               Proxy Voting Policies and Procedures........................
Appendix C - Policies and Procedures for the Disclosure of the Green
               Century Funds' Portfolio Holdings...........................

THE GREEN CENTURY FUNDS

The Green Century Funds is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 1, 1991.

INVESTMENT OBJECTIVES, RISKS AND POLICIES

   The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Funds and the Index Trust.

                                 BALANCED FUND



   Repurchase Agreements--Repurchase agreements may be entered into for the Fund only with selected banks or broker-dealers. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase from the Fund the security sold to the Fund at a mutually agreed upon time and price. As such, repurchase agreements are viewed as the lending of money to the seller of the security. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value (which is marked to the market daily), including accrued interest, will be at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities will be made by the Fund only upon physical delivery or evidence of book entry transfer to the account of the Trust's custodian. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. If the seller of the security defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. The seller of the security may also fail to repurchase the obligations. Repurchase agreements are considered collateralized loans under the 1940 Act.

   A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's net assets would be invested in such repurchase agreements together with any illiquid securities that the Fund may hold. The Balanced Fund has no current intention to invest more than 5% of its net assets in repurchase agreements.

   Certificates of Deposit--The Fund may invest in certificates of deposit of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars or the equivalent thereof) and certificates of deposit of smaller banks as described below. Although the Trust recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign bank or a foreign branch of a domestic bank. (See "Foreign Securities".)


   The Fund may also invest in certificates of deposit issued by banks, credit unions, and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.


   When-Issued Securities--The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, the purchaser makes no payment to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Trust does not believe that the Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account in which it will maintain cash, U.S. Government securities and high-grade debt obligations equal in value to commitments for when-issued or forward delivery securities.

   U.S. Government Agency Obligations--The Fund may invest in obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government (i.e., direct pass-through certificates of the Government National Mortgage Association ("GNMA")), some of which are supported by the right of the issuer to borrow from the U.S. Government (i.e., obligations of the Federal Home Loan Banks) and some of which are backed only by the credit of the issuer itself (i.e., obligations of the Student Loan Marketing Association).

   Mortgage-Backed Securities and Mortgage Pass-Through Securities--The Fund may also invest in mortgage-backed securities, which are securities that directly or indirectly represent an interest in an underlying pool or mortgage loans, made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.

   Unscheduled or early payments on the underlying mortgage may shorten the securities' effective maturities and lessen their return potential. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities in the event of a decline in interest rates.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks, as well as market risks and financial risks. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

   The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. Mortgage-backed securities that are guaranteed by the United States Government are guaranteed only as to the timely payment of principal and interest. The market value or yield of such securities are not guaranteed and may fluctuate. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.


   Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

   FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. The twelve Federal Home Loan Banks own its stock. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.


   Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans as well as Collateralized Mortgage Obligations ("CMOs") collateralized by either pools of conventional mortgage loans or by mortgage pass-through securities. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal and interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The issuers of such securities may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. Governmental entities, private insurers and the mortgage poolers issue the insurance and guarantees. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Fund's investment adviser and investment subadviser determine that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

   Foreign Currencies--Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.


   Because the Balanced Fund may be invested in both U.S. and foreign securities markets, changes in the Fund's share price will not be perfectly correlated with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund may invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

   Floating Rate Obligations--Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specific market rates or indices, such as the London Interbank Offered Rate ("LIBOR") or the Prime Rate, and at specified intervals. Certain of such obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.


   Because of the variable rate nature of such instruments, the yield of the Fund will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, the Fund's yield will increase and its shareholders will have reduced risk to capital depreciation.


   Zero Coupon Securities--The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity, whether issued by the U.S. Treasury, by U.S. Government agencies, authorities, or instrumentalities, or by other foreign or U.S. issuers. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


   Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated (or "stripped") by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission ("SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is "diversified," or for any other purpose, under the 1940 Act.


   The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

   When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

   Equity Investments--Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from common stock. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock.


   Debt Securities--The Fund may invest in debt securities of foreign and U.S. issuers. The Fund's debt investments may be selected on the basis of current income as well as capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.


Risks Related to Lower-Rated Securities

   The Fund's investments in high yield, high-risk debt obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to economic downturns and changes in the financial condition of the issuer. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals or obtain additional financing may be impaired. The Fund will also take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser and investment subadviser) to evaluate or protect any real estate or other assets securing any such obligation or acquired by the Fund as a result of any such event. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

   While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's net asset value per share.

   There remains some uncertainty about the performance level of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rate could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

   The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

   If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

   In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

   Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.




   The ratings assigned by a rating agency evaluate the safety of lower-rated securities' principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the subadviser performs its own analysis of the issuers whose lower-rated securities the Fund holds. Because of this, the Fund's performance may depend more on the subadviser's credit analysis than is the case of mutual funds investing in higher-rated securities.


   Options on Securities--For hedging purposes and to increase income, the Balanced Fund may write (sell) covered (under SEC regulations) call and put options on individual securities and on stock indices and may engage in related closing transactions. Options trading is a highly specialized activity that entails greater than ordinary investment risks. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices; an appreciation limit on the securities set aside for settlement; losses caused by unanticipated market movements; and the Subadviser's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

   The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

   The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

   The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The investment adviser and investment subadviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Trust's Trustees.

   Options on Securities Indices--In addition to options on securities, the Fund may also purchase and write (sell) call and put options on securities indices. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the investment adviser and investment subadviser believe the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless its investment adviser and investment subadviser believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities. Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

   Options on Currencies--The Fund may write (sell) call and put options on currencies to increase gain and may purchase such options to hedge the value of securities the Fund holds or intends to buy. Purchased currency options may be denominated in a currency that is linked to the currency the Fund owns or may wish to purchase. This technique, referred to as "proxy hedging," involves the additional risk that the linkage between the currencies may be changed or eliminated.

   Futures Contracts--The Fund may enter into futures contracts on securities, currencies and indices which are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The Fund will do so to hedge against anticipated changes in securities values, as a substitute for the purchase or sale of securities or currencies or to enhance return.

   For bona fide hedging or other permissible risk management purposes, such as protecting the price or interest rate of a security it intends to buy, the Balanced Fund may enter into interest-rate, securities-index and currency futures contracts and may purchase and write put and call options on these futures contracts. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quantity of a foreign currency. The Fund may lose the expected benefit of futures transactions if securities prices or interest rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. This could limit the Fund's ability to hedge effectively against interest-rate and/or market risk and give rise to additional risks.

   To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

   The Fund may also purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC, or, consistent with CFTC regulations, on foreign exchanges.

   While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Fund will not purchase or write options on futures contracts unless, in the opinion of the Fund's Adviser and Subadviser, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

   While futures contracts will be traded to reduce certain risks, futures trading itself entails certain other risks. Unanticipated changes in securities values, interest rates or currency prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Some futures contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a fair price and the Fund may lose in excess of the initial margin deposit. Moreover, in the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

   The Fund will incur brokerage costs and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. In addition, the Fund is required to segregate assets, such as liquid securities and cash, in an amount equal to the value of the instruments underlying futures contracts and call options purchased and put options written by the Fund.

   Forward Currency Exchange Contracts--In an attempt to manage currency risk, the Balanced Fund may purchase and sell forward foreign currency exchange contracts, options on currencies and other currency instruments with respect to 5% of its assets. A forward currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   While the Fund will enter into forward and futures contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transaction. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

   Combined Transactions--The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the investment adviser and investment subadviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

   Use of Segregated and Other Special Accounts--Options, futures and forward foreign currency transactions which obligate the Fund to provide cash, securities or currencies to complete such transactions will entail the Fund either segregating assets in an account with, or on the books of, the Custodian to the extent the Fund does not own the securities, or the securities denominated in the currency, which are the subject of the obligation, or otherwise "covering" the transaction as allowed under interpretive positions of the SEC. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate high-grade liquid debt obligations sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require the Fund to have portfolio securities that correlate with the index or to segregate such high-grade liquid assets. A put option written by the Fund also will require the Fund to segregate such high-grade liquid assets sufficient to cover the Fund's obligation to buy the securities covered by the put if the put is exercised.

   Except when the Fund enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, a forward foreign currency contract which obligates the Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in that currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

   Unless the Fund owns or maintains a segregated account consisting of the securities, cash or currencies which are the subject of the obligation as described above, the Fund will hold liquid assets in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. Rather than segregating assets in the case of an index-based transaction, the Fund could own securities substantially replicating the movement of the particular index.

   In the case of a futures contract, the Fund, apart from its duty to segregate, must deposit initial margin and variation margin, as often as daily if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require margin to the extent necessary to meet the Fund's commitments.

   In lieu of such procedures, such transactions may be covered by other means, consistent with applicable regulatory policies. The Fund may enter into certain offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the offsetting transaction must terminate at the time of or after the primary transaction.

                                  EQUITY FUND


   [The Equity Fund seeks to achieve its investment objective by investing in the common stocks comprising the Domini Index. The Equity Fund's policy is to invest at least 80% of its assets in the stocks comprising the Domini Index.

   In selecting stocks for inclusion in the Domini Index:

   1. KLD Research & Analytics, Inc. ("KLD") evaluated, in accordance with the environmental, social and corporate governance criteria described in the Prospectus, each of the companies whose stocks comprise the Standard & Poor's 500(R) Index (the "S&P 500(R) Index "). If a company whose stock was included in the S&P 500(R) Index met KLD's social criteria and met its further criteria for industry diversification, financial solvency and market capitalization, it was included in the Domini Index. As of July 31, 2006, of the 500 companies whose stocks comprised the S&P 500(R) Index, approximately ______% were included in the Domini Index.

   2. The remaining stocks comprising the Domini Index (i.e., those which are not included in the S&P 500(R) Index) were selected based upon KLD's evaluation of the social criteria described in the Prospectus, as well as upon its criteria for industry diversification, financial solvency and market capitalization. Because of the social criteria applied in the selection of stocks comprising the Domini Index, industry sector weighting in the Domini Index may vary materially from the industry weightings in other stock indices, including the S&P 500(R) Index, and certain industry sectors may be excluded altogether.

   KLD may exclude from the Domini Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent.


   The component stocks of the S&P 500(R) Index are chosen by Standard & Poor's Ratings Services ("S&P") solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange ("NYSE") common stock population, taken as the assumed model for the composition of the total market. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500(R) Index does not comprise the 500 largest companies listed on the NYSE. Not all stocks included in the S&P 500(R) Index are listed on the NYSE.


   Inclusion of a stock in the S&P 500(R) Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or otherwise affiliated with the Equity Fund. "S&P

500" is a trademark of S&P. A company which is not included in the S&P 500(R) Index may be included in the Domini Index primarily in order to afford representation to an economic sector or market capitalization range which would otherwise be under-represented in the Domini Index.

   The weightings of stocks in the Domini Index are based on each stock's relative total market capitalization, (i.e., market price per share times the number of shares outstanding.) Because of this weighting, as of July 31, 2006 approximately ______% of the Domini Index was comprised of the 20 largest companies in that Index.

   Both the Domini Index and the S&P 500(R) Index calculate market capitalization on a "float-adjusted basis." This means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Shares that are closely held by other publicly traded companies, control groups, or government agencies will be excluded from the calculation.

   The Equity Fund intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Domini Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Equity Fund, and the extent of the correlation of the holdings of the Equity Fund with the Domini Index, will reflect the Equity Fund's subadviser's judgment as to the appropriate balance as between the goal of correlating its holdings with the composition of the Domini Index and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of shares. Mellon Equity Associates LLP ("Mellon Equity" or the "Subadviser") is the Equity Fund's Subadviser. To the extent practicable, the Equity Fund will seek a correlation between the weightings of securities held by the Equity Fund to the weightings of the securities in the Domini Index of 0.95 or better. The Board of Trustees of the Equity Fund will receive and review, at least quarterly, a report prepared by the Subadviser comparing the performance of the Equity Fund with that of the Domini Index, and comparing the composition and weighting of the Equity Fund's holdings with those of the Domini Index, and will consider what action, if any, should be taken in the event of a significant variation between the performance of the Equity Fund and that of the Domini Index, or between the composition and weighting of the Equity Fund's securities holdings with those of the stocks comprising the Domini Index. If the correlation between the weightings of securities held by the Equity Fund and the weightings of the stocks in the Domini Index falls below 0.95, the Board of Trustees of the Equity Fund will review with the Subadviser of the Equity Fund methods for increasing such correlation, such as through adjustments in securities holdings of the Equity Fund. To the extent practicable, the Equity Fund will attempt to be fully invested.]*

--------
* A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Social Equity Trust (the Domini Trust), and the bracketed statements above regarding the Equity Fund's investment strategy will be replaced, as of November 30, 2006, with the following: "The Equity Fund seeks to achieve its investment objective by investing all its assets in the Domini Trust, which has the same investment objective as the Equity Fund. The Domini Trust seeks to achieve its investment objective by investing primarily in stocks of U.S. companies. The Domini Trust may invest in companies of any capitalization, but under normal market conditions will invest primarily in mid-cap to large-cap U.S. companies (companies with a market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively). It is expected that at least 80% of the Domini Trust's assets will be invested in mid- to large-cap companies under normal market conditions. "

In the event that shareholders do not approve the proposals, references to the Equity Fund in the following discussion of additional investment strategies and risks shall be deemed to include the Domini Trust, unless the context otherwise requires.

   The Equity Fund reserves the right to temporarily use a different investment strategy for defensive purposes in response to extraordinary market conditions, economic factors, or other occurrences. This may adversely affect the Equity Fund's performance and the Equity Fund may not achieve its investment objective. Investors should note, however, that the Equity Fund may decide not to do so in the future, even in the event of deteriorating market conditions.

   Securities Subject to Taxation: With respect to stocks of foreign issuers, the Equity Fund does not purchase securities which the Equity Fund believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Equity Fund's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Equity Fund's investments, the effect may be to reduce the income received by the Equity Fund on such investments.

   Rule 144A Securities: The Equity Fund may invest in certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A, as defined under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Equity Fund does not currently intend to invest in these securities.

   One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight.


   To the extent that liquid Rule 144A securities that the Equity Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Equity Fund's assets invested in illiquid assets would increase. The Adviser and the Subadviser will monitor the Equity Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Equity Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

   Repurchase Agreements: The Equity Fund may invest in repurchase agreements that are fully collateralized by securities in which the Equity Fund may otherwise invest. A repurchase agreement involves the purchase of a security that later must be sold back to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the NYSE (or a subsidiary thereof)) at an agreed time (usually not more than seven days from the date of purchase) and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Equity Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. In the event of the bankruptcy of the other party to a repurchase agreement, the Equity Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, the Equity Fund could experience a loss.

   Option Contracts: Although it has no current intention to do so, the Equity Fund may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. Generally, the Equity Fund would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.


   The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.


   Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Equity Fund would establish an option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Equity Fund, and the Equity Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Equity Fund's ability effectively to hedge its portfolio.

   Transactions by the Equity Fund in options on securities will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Equity Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser or the Subadviser. An exchange, board of trade, or other trading facility may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

   Short Sales: Although it has no current intention to do so, the Equity Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Equity Fund owns an equal amount of such securities, or securities convertible into such securities.


                         BALANCED FUND AND EQUITY FUND

   Foreign Securities--Diversification of assets on a global basis decreases the degree to which events in any one country, including the United States, will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the United States economy, providing investment opportunities, although there can be no assurance that this will be true in the future. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

   Investors should recognize that investing in foreign securities involves certain risk factors, including those set forth below, which are not typically associated with investing in United States securities and which may affect the Funds' performance favorably or unfavorably. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than that in the United States market and, at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The investment advisers seek to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.


   The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and, in the case of the Balanced Fund, Global Depositary Receipts ("GDRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership in the underlying securities. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities into which they represent. Generally ADRs, in registered form, are designed for use in U.S. securities markets. GDRs are receipts issued in more than one country, evidencing ownership in underlying securities issued by a foreign company.

   Risks of Specialized Investment Techniques Abroad--The above described specialized investment techniques, when conducted abroad, may not be regulated as effectively as in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Funds' ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

   Lending of Portfolio Securities--Each Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral, consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the loan may be called at any time and the return of the securities loaned obtained within three business days;
(3) each Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of a Fund.

   Each Fund will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the investment of cash collateral in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

   In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Funds, the investment adviser of the Funds, or the investment subadviser of either of the Funds.

   At the present time, neither Fund intends to loan securities worth more than 5% of the Fund's assets.


INVESTMENT RESTRICTIONS


   Each Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed with respect to a Fund only with the approval of the holders of a "majority of the outstanding voting securities" of the Fund which, as defined in the 1940 Act and as used herein, means the vote of the lesser of (i) 67% or more of the voting power of the Fund's outstanding voting securities present at a meeting, if the holders of more than 50% of the voting power of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the voting power of the Fund's outstanding voting securities, whichever is less.*

--------
* A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following statement will be added to the above paragraph: "Whenever the Equity Fund is requested to vote on a matter pertaining to the Domini Trust, the Trustees of the Equity Fund will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the Equity Fund and vote the shares only in accordance with such instructions, or vote the shares held by the Equity Fund in the same proportion as the vote of all other holders of shares in the Domini Trust."

                                 BALANCED FUND

   The Trust, on behalf of the Balanced Fund, may not:


   (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

   (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Balanced Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a security;

   (3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

   (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Balanced Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Balanced Fund);

   (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Balanced Fund from purchasing or selling futures contracts or options thereon);

   (6) invest more than 25% of its assets in any one industry except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

   (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


   Non-Fundamental Restrictions--In order to comply with certain federal statutes and policies the Trust, on behalf of the Balanced Fund, will not as a matter of operating policy:


   (1) purchase securities issued by any investment company if as a result thereof (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers;
(b) more than 5% of the Fund's total assets (taken at the greater of cost or market value)will be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer will be held for the Fund;

   (2) invest more than 15% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable;

   (3) with respect to 75% of the total assets of the Fund, invest more than 5% of the total assets of the Fund in the securities or obligations of any one issuer (other than U.S. Government obligations) or acquire more than 10% of the outstanding voting securities of any one issuer

   These policies are not fundamental and may be changed without shareholder approval in response to changes in the various state and federal requirements.

                                  EQUITY FUND

   The Equity Fund may not:


   (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

   (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Equity Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a security;

   (3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

   (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Equity Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Equity Fund);

   (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Equity Fund from purchasing or selling futures contracts or options thereon);

   (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder; and

   (7) invest more than 25% of its assets in any one industry except that
(i) all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and (ii) if an investment objective or strategy of the Equity Fund is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Equity Fund may invest more than 25% of its assets in that industry.


   Non-Fundamental Restrictions: In order to comply with certain federal statutes and policies, the Equity Fund will not, as a matter of operating policy, purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Equity Fund's total assets at the time of such purchase. This policy is not fundamental and may be changed by the Equity Fund without the approval of its investors in response to changes in federal requirements.

   In addition, as a non-fundamental policy, the Equity Fund will under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in equity securities and related investments. Compliance with this non-fundamental investment restriction is measured at the time an investment is made. Shareholders of the Green Century Equity Fund will be provided with at least 60 days' prior notice of any change in the non-fundamental restriction set forth in this paragraph.


   In addition, as a non-fundamental policy, not more than 15% of the net assets of the Equity Fund will be invested in illiquid securities, except that the Equity Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder.

   In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Equity Fund's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the (i) United States,
(ii) any state or political subdivision thereof, (iii) any political subdivision of any such state, or (iv) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended, the rules and regulations thereunder, and exemptive orders granted under such Act.

   In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Equity Fund, provided that, for purposes of this restriction,
(i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended, the rules and regulations thereunder, and exemptive order granted under such Act.

   Percentage Restrictions: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund will not be considered a violation of policy; provided that if at any time the ratio of borrowings of a Fund to the net asset value of a Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, a Fund will take the corrective action required by Section 18(f).


[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion of the Domini Trust's investment restrictions will be included:

                                 DOMINI TRUST

The Domini Trust may not:


   (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

   (2) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;


   (3) invest more than 25% of its assets in any one industry except that
(a) all or any portion of the assets of the Domini Trust may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and (b) if an investment objective or strategy of the Domini Trust is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Index Trust may invest more than 25% of its assets in that industry;

   (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Domini Trust reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Domini Trust);


   (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Index Trust from purchasing or selling futures contracts or options thereon);


   (6) underwrite securities issued by other persons, except that all or any portion of the assets of the Domini Trust may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Index Trust may technically be deemed an underwriter under the 1933 Act, in selling a security; or

   (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.


   In addition, as a matter of fundamental policy, the Domini Trust will invest all of its investable assets in (a) securities and instruments that meet social criteria, (b) one or more investment companies that apply social criteria in selecting securities and instruments, (c) cash and (d) any combination of the foregoing.

   Non-Fundamental Restrictions--The following policies are not fundamental and may be changed by the Domini Trust without the approval of the Fund or its other investors.

   The Domini Trust will not as a matter of operating policy:

   (1) purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Domini Trust's total assets at the time of such purchase;

   (2) invest more than 15% of the net assets of the Domini Trust in illiquid securities, except that the Domini Trust may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder;

   (3) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Domini Trust's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) the Domini Trust may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

   (4) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the DominiTrust, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Domini Trust may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

   Holders of beneficial interest in the Domini Trust (including the Equity
Fund) will be provided with at least 60 days' prior notice of any change in the non-fundamental restriction set forth in this paragraph.

   Percentage and Rating Restrictions --If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Domini Trust or a later change in the rating of a security held by the Domini Trust will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Domini Trust to the net asset value of the Domini Trust exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Domini Trust will take the corrective action required by Section 18(f).]


TRUSTEES AND OFFICERS


   The affairs of the Green Century Funds are conducted under the direction of the Board of Trustees of Green Century in accordance with the laws of the Commonwealth of Massachusetts.

   The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (although their titles may have varied during the period), other directorships held and the number of investment companies in the Green Century Family of Funds that the Trustees oversee are set forth below.


                             Trustees of the Trust

                   Green Century Funds Trustees and Officers

The following table presents information about each Trustee and each Officer of the Trust. Each Trustee and each officer of the Trust noted as an "interested person" (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with the Funds as described below. The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee holds office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Funds.


                                                                                           Number of
                                                                                            Funds in
                                                                                             Green
                      Position(s)                                                           Century
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
Name, Address and    Length of Time     Principal Occupation(s) During       Directorships  Overseen
Age                      Served                  Past 5 Years                    Held      by Trustee
-----------------    -------------- ---------------------------------------  ------------- ----------

Independent
Trustees:

David J. Fine        Trustee since  Proprietor, Law Offices of David J.          None          2
3 Center Plaza       1991           Fine (since 2001); Partner, Dangel &
Suite 400 Boston,                   Fine (from 1997 to 2001)
MA 02108
Age: 58


Douglas M. Husid*    Independent    Director, Goulston & Storrs, P.C.            None          2
Goulston & Storrs    Chairperson    (since 1991)
400 Atlantic Avenue  since 2005,
Boston, MA 02110     Trustee since
Age: 55              1991


Stephen J. Morgan    Trustee since  Vice President, AMERESCO, Inc., an           None          2
114 State Street     1991           independent energy solutions company
Suite 200 Boston,                   (since 2000)
MA 02109
Age: 58


                                                                                             Number
                                                                                            of Funds
                                                                                            in Green
                      Position(s)                                                           Century
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
Name, Address and    Length of Time     Principal Occupation(s) During       Directorships  Overseen
Age                      Served                  Past 5 Years                    Held      by Trustee
-----------------    -------------- ---------------------------------------  ------------- ----------

C. William Ryan         Trustee     Independent Tai Chi Instructor (since        None          2
114 State Street        since       2005); Director, Brookline Tai Chi
Suite 200               1991        (1992-2005); Owner, Brookline Tai Chi
Boston, MA 02109                    (1992-2005)
Age: 52



James H. Starr          Trustee     Attorney, Starr and Associates, PC           None          2
114 State Street        since       (since 1982); County Commissioner,
Suite 200               1991        Gunnison County, CO (since 1999)
Boston, MA 02109
Age: 59

Interested Trustees:

John Comerford          Trustee     Managing Director and Head of                None          2
114 State Street        since       Quantitative Trading Research, Nomura
Suite 200               2005        Securities International (since 2003);
Boston, MA 02109                    Vice President and Head of Quantitative
Age: 38                             Trading Research, Schwab Capital
                                    Markets (2003); Self-employed (2002 to
                                    2003); Portfolio Manager, Symphony
                                    Asset Management (1994 to 2002)

                                                                                           Number of
                                                                                            Funds in
                                                                                             Green
                      Position(s)                                                           Century
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
Name, Address and    Length of Time     Principal Occupation(s) During       Directorships  Overseen
Age                      Served                  Past 5 Years                    Held      by Trustee
-----------------    -------------- ---------------------------------------  ------------- ----------

Douglas H. Phelps*     Trustee      President (1996 to 2003) and Director        None          2
1550 Larimer           since        (since 1996), Green Century Capital
Street, #216t          1997         Management, Inc.; Chairman, Fund for
Denver, CO 80202                    Public Interest; Research (since 1982);
Age: 59                             President, Telefund, Inc. (since 1988);
                                    President, Grassroots Campaigns, Inc.
                                    (since 2003).


Wendy Wendlandt*       Trustee      President (since 2006) and Director          None          2
114 State Street       since        (since 2006), Green Century Capital
Suite 200              1991         Management, Inc.; Senior Staff, Fund
Boston, MA 02109                    for Public Interest Research, Center
Age: 45                             for Public Interest Research (since
                                    1989)

Officers:

Kristina A. Curtis*    President    Senior Vice President of Finance and         None         Not
114 State Street       since        Operations (since 2002), Chief                         applicable
Suite 200 Boston,      2005         Operating Officer (1991 to 2002),
MA 02109                            Treasurer and Director (since 1991),
Age: 54                             Senior Vice President (since 1991),
                                    Green Century Capital Management, Inc.

                                                                                           Number of
                                                                                            Funds in
                                                                                             Green
                      Position(s)                                                           Century
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
Name, Address and    Length of Time     Principal Occupation(s) During       Directorships  Overseen
Age                      Served                  Past 5 Years                    Held      by Trustee
-----------------    -------------- ---------------------------------------  ------------- ----------

Amy F. Puffer*        Chief         Chief Compliance Officer, Green Century      None         Not
114 State Street      Compliance    Capital Management, Inc. (since 2004);                 Applicable
Suite 200             Officer       Senior Specialist, PFPC, Inc. (2003 to
Boston, MA 02109      since 2004;   2004); Assistant Vice President, CDC
Age: 48               Secretary     IXIS Asset Management Services, Inc.
                      and           (1996 to 2003)
                      Assistant
                      Treasurer
                      since 2006

Bernadette Buck*      Treasurer     Senior Finance and Operations Manager,       None         Not
114 State Street      since 2006    Green Century Capital Management, Inc.                 Applicable
Suite 200                           (since 2005); State Program Director,
Boston, MA 02109                    SmartPower, Inc. (2003-2005); Teacher,
Age: 36                             Princeton Review (2003-2005); Energy
                                    Policy Intern, Office of U.S. Senator
                                    John Kerry (2002); Business Analyst,
                                    Opsware, Inc. (2000-2001)



[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding the Trustees and Officers of the Domini Social Trust will be included:

               Trustees and Officers of the Domini Social Trust

   The affairs of the Domini Trust are conducted under the direction of the Domini Social Trust (the Social Trust) Board of Trustees in accordance with the laws of the State of New York. The Trustees and officers of Green Century are separate and independent from the Trustees and officers of the Social Trust. The Trustees and officers of the Social Trust, their ages, their principal occupations during the past five years (although their titles may have varied during the period), other directorships held and the number of investment companies in the Domini Family of Funds that the Trustees oversee are set forth below.


   Each Trustee and officer of the Social Trust noted as an "interested person" (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with Domini Social Investments LLC ("Domini"), sponsor of the Index Trust, as described below. The Social Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee of the Social Trust holds office until his or her successor is elected or until he or she retires, resigns, dies or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds. Unless otherwise indicated, the address of each Trustee and officer of the Social Trust is 536 Broadway, 7/th/ Floor, New York, New York 10012.


                                                                                           Number of
                                                                                           Portfolios
                      Position(s)                                                          in Domini
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
                     Length of Time     Principal Occupation(s) During       Directorships  Overseen
Name and Age             Served                  Past 5 Years                    Held      by Trustee
------------         -------------- ---------------------------------------  ------------- ----------
Independent
Trustees:

Julia Elizabeth         Trustee     Director and President, Alpha Global         None          14
Harris                  since       Solutions, LLC (agribusiness) (2004);
Age: 58                 1999        Trustee, Fiduciary Trust Company
                                    (financial institution) (2001-2005);
                                    Executive Vice President, UNC Partners,
                                    Inc. (financial management) (since
                                    1990).

Kirsten S. Moy          Trustee     Board Member, Community Reinvestment         None          14
Age: 59                 since       Fund (since 2003); Director, Economic
                        1999        Opportunities Program, The Aspen
                                    Institute (research and education)
                                    (since 2001); Director, NCB Development
                                    Corp. (since 2006); Consultant on
                                    Social Investments, Equitable Life/AXA
                                    (1998-2001); Project Director,
                                    Community Development Innovation and
                                    Infrastructure Initiative (research)
                                    (1998-2001).

                                                                                           Number of
                                                                                           Portfolios
                      Position(s)                                                          in Domini
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
                     Length of Time     Principal Occupation(s) During       Directorships  Overseen
Name and Age             Served                  Past 5 Years                    Held      by Trustee
------------         -------------- ---------------------------------------  ------------- ----------
William C. Osborn       Trustee     Manager, Massachusetts Green Energy          None          14
                        since       Fund 1 Management, LLC (venture
Age: 62                 1997        capital) (since 2004); Manager, Commons
                                    Capital Management LLC (venture
                                    capital) (since 2000); Special
                                    Partner/Consultant, Arete Corporation
                                    (venture capital) (since 1999);
                                    Director, World Power Technologies,
                                    Inc. (power equipment production)
                                    (1999-2004); Director, Investors'
                                    Circle (socially responsible investors
                                    network) (1999-2004).

                                                                                           Number of
                                                                                           Portfolios
                      Position(s)                                                          in Domini
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
                     Length of Time     Principal Occupation(s) During       Directorships  Overseen
Name and Age             Served                  Past 5 Years                    Held      by Trustee
------------         -------------- ---------------------------------------  ------------- ----------
Karen Paul              Trustee     Professor of Management and                  None          14
                        since       International Business, Florida
Age: 62                 1997        International University (since 1990);
                                    Visiting Professor, Escuela Graduado
                                    Administracion Direccion Emprosas,
                                    Instituto Tecnologico y de Estudios
                                    Superiores de Monterrey (2004);
                                    Professor, Catholic University of
                                    Bolivia (2003); Fulbright Fellow, U.S.
                                    Department of State (2003). .

Gregory A. Ratliff      Trustee     Community Investment Consultant,             None          14
                        since       (self-employment) (since 2002); Senior
Age: 46                 1999        Fellow, The Aspen Institute (research
                                    and education) (2002); Director,
                                    Economic Opportunity, John D. and
                                    Catherine T. MacArthur Foundation
                                    (private philanthropy) (1997-2002).

                                                                                           Number of
                                                                                           Portfolios
                      Position(s)                                                          in Domini
                     Held with the                                                         Family of
                       Trust and                                                 Other       Funds
                     Length of Time     Principal Occupation(s) During       Directorships  Overseen
Name and Age             Served                  Past 5 Years                    Held      by Trustee
------------         -------------- ---------------------------------------  ------------- ----------
John L. Shields         Trustee     CEO, Open Investing, Inc. (investment        None          14
                        since       adviser) (since 2006); CEO, Harris
Age: 53                 2004        Insight Funds Trust (mutual funds)
                                    (2005-2006); Managing Director,
                                    Navigant Consulting, Inc. (management
                                    consulting firm) (2004-2006); Advisory
                                    Board Member, Vestmark, Inc. (software
                                    company) (since 2003); Managing
                                    Principal, Shields Smith & Webber LLC
                                    (management consulting firm)
                                    (2002-2004); President and CEO,
                                    Citizens Advisers, Inc. (1998-2002);
                                    President and CEO, Citizens Securities,
                                    Inc. (1998-2002); President and
                                    Trustee, Citizens Funds (1998-2002).

                                                                                             Number of
                                                                                             Portfolios
                                                                                             in Domini
                     Position(s) Held                                                        Family of
                      with the Trust                                               Other       Funds
                      and Length of       Principal Occupation(s) During       Directorships  Overseen
Name and Age           Time Served                 Past 5 Years                    Held      by Trustee
------------         ---------------- ---------------------------------------  ------------- ----------
Interested Trustee:

Amy L. Domini*          Chair,        CEO (since 2002) President (2002- 2005)                    14
                        Trustee       and Manager (since 1997), Domini Social
Age: 56                 and           Investments LLC; Manager, DSIL
                        President     Investment Services LLC (since
                        of the        1998);Manager, Domini Holdings LLC
                        Portfolio     (holding company) (since 2002);
                        since         Director, Tom's of Maine, Inc. (natural
                        1990          care products) (2004); Board Member,
                                      Progressive Government Institute
                                      (nonprofit education on executive
                                      branch of the federal government)
                                      (since 2003); Board Member, Financial
                                      Markets Center (nonprofit financial
                                      markets research and education
                                      resources provider) (2002-2004);
                                      Trustee, New England Quarterly
                                      (periodical) (since 1998); Trustee,
                                      Episcopal Church Pension Fund (since
                                      1994); CEO, Secretary and Treasurer,
                                      KLD Research & Analytics, Inc. (social
                                      research provider) (1990-2000); Private
                                      Trustee, Loring, Wolcott & Coolidge
                                      Office (fiduciary) (since 1987).

Officers:

Megan L. Dunphy*        Secretary     Mutual Fund Counsel, Domini Social           None         Not
                        of the        Investments, LLC (since 2005);                         applicable
Age: 37                 Social        Secretary, Domini Funds (since 2005);
                        Trust         Counsel, ING (formerly Aetna Financial
                        since         Services) (financial services)
                        2005          (1999-2004).


                                                                                            Number of
                                                                                          Portfolios in
                      Position(s)                                                            Domini
                     Held with the                                                          Family of
                       Trust and                                                Other         Funds
                       Length of       Principal Occupation(s) During       Directorships  Overseen by
Name and Age          Time Served               Past 5 Years                    Held         Trustee
------------         ------------- ---------------------------------------- ------------- -------------
Adam M. Kanzer*      Chief Legal   General Counsel and Director of              None          Not
                     Officer of    Shareholder Advocacy (since 1998) and                   applicable
Age: 40              the Social    Chief Compliance Officer (April
                     Trust since   2005-May 2005), Domini Social
                     2003          Investments, LLC; Chief Compliance
                                   Officer (April 2005-May 2005) and Chief
                                   Legal Officer (since 2003) Domini Funds.

Carole M. Laible*    Treasurer     President (since July 2005), Chief           None          Not
                     of the        Operating Officer (since 2002), and                     applicable
Age: 43              Social        Financial/Compliance Officer,
                     Trust since   1997-2003), Domini Social Investments
                     1997          LLC; President and CEO, (since 2002),
                                   Chief Compliance Officer (since 2001);
                                   Chief Financial Officer, Secretary and
                                   Treasurer (since 1998), DSIL Investment
                                   Services LLC; Treasurer, Domini Funds
                                   (since 1997).

Steven D. Lydenberg* Vice          Chief Investment Officer (since 2003)        None          Not
                     President of  and Member (since 1997), Domini Social                  applicable
Age: 61              the Social    Investments LLC; Vice President, Domini
                     Trust since   Funds (since 1990); Director
                     1990          (1990-2003) and Director of Research
                                   (1990-2001), KLD Research & Analytics,
                                   Inc. (social research provider).

Maurizio Tallini*    Chief         Chief Compliance Officer, Domini Social      None          Not
                     Compliance    Investments, LLC (since May 2005);                      Applicable
Age: 33              Officer of    Chief Compliance Officer, Domini Funds
                     the Social    (since July 2005); Venture Capital
                     Trust since   Controller, Rho Capital Partners
                     July 2005     (venture capital) (2001-2005); Manager,
                                   Pricewaterhouse-Coopers LLP
                                   (independent registered public
                                   accounting firm) (1995-2001)

             The Green Century Funds Board of Trustees Committees


   The Board of Trustees of the Trust has four standing committees: an Audit Committee, a Nominating Committee, a Valuation Committee and a Qualified Legal Compliance Committee.

   James H. Starr and Stephen Morgan, each an Independent Trustee, are members of the Audit Committee. The Audit Committee met once during the Trust's last fiscal year to select the auditor, review the Funds' financial statements and audited annual report, to receive the report of the Trust's independent auditors, and to review the internal and external accounting procedures of the Trust.


   David J. Fine and James H. Starr, each an Independent Trustee, are members of the Nominating Committee. The Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board of Trustees. The Nominating Committee will consider nominees recommended by shareholders. If you would like to recommend a nominee to the Nominating Committee, please deliver your recommendations in writing to the Secretary of the Trust, c/o Green Century Capital Management, Inc., 114 State Street, Suite 200, Boston, MA 02109. The Nominating Committee met once during the Trust's last fiscal year.


   Douglas M. Husid and C. William Ryan, each an Independent Trustee, are members of the Valuation Committee. The Valuation Committee monitors the valuation of fund investments. The Valuation Committee did not meet during the Trust's last fiscal year.

   Stephen Morgan, James H. Starr and C. William Ryan are members of the Qualified Legal Compliance Committee ("QLCC"). The QLCC is authorized to receive, evaluate and investigate reports of material violations of law as prescribed by Section 307 of the Sarbanes-Oxley Act of 2002, which shall include, without limitation, the authority to retain such legal counsel and expert personnel as the QLCC may deem necessary and to notify the SEC in the event the Trust fails to implement a recommendation of the QLCC following an investigation. The QLCC did not meet during the Trust's last fiscal year.

                            The Green Century Funds


                            Trustee Share Ownership


   The following table shows the amount of equity securities beneficially owned by the Trustees of the Trust in all investment companies in the Green Century Family of Funds as of December 31, 2005.


Interested Trustees

                                                             Aggregate Dollar
                                                             Range of Equity
                                                            Securities in all
                                         Dollar Range of        Investment
                     Dollar Range of    Equity Securities   Companies Overseen
                    Equity Securities      in the Green       by Trustee in
                       in the Green      Century Balanced   Green Century Fund
Name of Trustee     Century Equity Fund        Fund               Family
---------------     ------------------- ------------------  ------------------
Douglas H. Phelps    $10,001-$50,000     $10,001-$50,000     $10,001-$50,000
Wendy Wendlandt         $1-$10,000          $1-$10,000       $10,001-$50,000

Independent Trustees


                                                             Aggregate Dollar
                                                             Range of Equity
                                                            Securities in all
                                         Dollar Range of        Investment
                     Dollar Range of    Equity Securities   Companies Overseen
                    Equity Securities      in the Green       by Trustee In
                       in the Green      Century Balanced   Green Century Fund
Name of Trustee     Century Equity Fund        Fund               Family
---------------     ------------------- ------------------  ------------------
John Comerford             None                None                None
David J. Fine              None             $1-$10,000          $1-$10,000
Douglas M. Husid           None             $1-$10,000          $1-$10,000
Stephen Morgan             None                None                None
C. William Ryan         $1-$10,000       $10,001-$50,000     $10,001-$50,000
James H. Starr          $1-$10,000       $10,001-$50,000     $10,001-$50,000



[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding share ownership by the Trustees of the Domini Social Trust will be included:

                               The Social Trust

                            Trustee Share Ownership

   The following table shows the amount of equity securities beneficially owned by the Trustees of the Social Trust in the Domini Social Equity Fund (an investment company that invests all of its assets in the Index Trust) and in all investment companies in the Domini family of funds supervised by the Trustees as of December 31, 2005:


Independent Trustees


                                                      Aggregate Dollar Range
                                                     of Equity Securities in
                                                     all Investment Companies
                            Dollar Range of Equity   Overseen by the Trustee
                           Securities in the Domini  in the Domini Family of
 Name of Trustee              Social Equity Fund              Funds
 ---------------           ------------------------  ------------------------
 Julia Elizabeth Harris           $1-$10,000                $1-$10,000
 Kirsten S. Moy                $10,001-$50,000           $10,001-$50,000
 William C. Osborn            $50,001 - $100,000        $50,001 - $100,000
 Karen Paul                    $10,001-$50,000           $50,001-$100,000
 Gregory A. Ratliff               $1-$10,000             $50,001-$100,000
 John L. Shields                      $0                        $0
 Frederick C. Williamson,
 Sr.*                          $50,001-$100,000          $50,001-$100,000

--------

* Mr. Williamson resigned as a Trustee of the Domini Social Trust effective May 1, 2006.

Interested Trustee

                                                      Aggregate Dollar Range
                                                     of Equity Securities in
                                                     all Investment Companies
                            Dollar Range of Equity   Overseen by the Trustee
                           Securities in the Domini  in the Domini Family of
 Name of Trustee              Social Equity Fund              Funds
 ---------------           ------------------------  ------------------------
 Amy L. Domini                  Over $100,000             Over $100,000

]

                             Trustee Compensation


   No Trustee of the Trust receives any compensation from the Trust, but each Trustee is reimbursed for any out-of-pocket expenses incurred in attending meetings of the Board of Trustees or of any committee thereof. Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended July 31, 2006 is set forth below. The Trust does not contribute to a retirement plan for the Trustees of the Trust.


Trust Trustees


                                                      PENSION OR               TOTAL
                                                      RETIREMENT            COMPENSATION
                                                       BENEFITS  ESTIMATED   FROM FUND
                                          AGGREGATE   ACCRUED AS   ANNUAL    AND GREEN
                                         COMPENSATION  PART OF    BENEFITS  CENTURY FUND
                                           FROM THE     FUNDS       UPON    COMPLEX PAID
NAME OF PERSON, POSITION                    TRUST      EXPENSES  RETIREMENT TO TRUSTEES
------------------------                 ------------ ---------- ---------- ------------
John Comerford, Trustee.................     None        None       None        None
David J. Fine, Trustee..................     None        None       None        None
Douglas M. Husid, Independent
  Chairperson and Trustee...............     None        None       None        None
Stephen Morgan, Trustee.................     None        None       None        None
Douglas H. Phelps, Trustee..............     None        None       None        None
C. William Ryan, Trustee................     None        None       None        None
James H. Starr, Trustee.................     None        None       None        None
Wendy Wendlandt, Trustee................     None        None       None        None

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding compensation received by the Trustees of the Domini Social Trust will be included:


Social Trust Trustees


   Information regarding compensation paid to the Trustees of the Social Trust for the fiscal year ended July 31, 2006 is set forth below. The Social Trust does not contribute to a retirement plan for the Trustees of the Social Trust.


   Each of the Trustees of the Social Trust who is not an "interested person" of the Social Trust (as defined in the 1940 Act) receives an annual retainer for serving as Trustee of the Domini Social Investment Trust, the Domini Institutional Trust, the Domini Advisor Trust and the Social Trust of $10,000, and in addition, receives $1,500 for attendance at each joint meeting of the Boards of the Domini Social Investment Trust, the Domini Institutional Trust, the Domini Advisor Trust and the Social Trust (reduced to $625 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee of the Social Trust receives reimbursement for reasonable expenses incurred in attending meetings.


                                                                                 TOTAL
                                                       PENSION OR            COMPENSATION
                                           AGGREGATE   RETIREMENT              FROM THE
                                         COMPENSATION   BENEFITS  ESTIMATED    PORTFOLIO
                                           FROM THE    ACCRUED AS   ANNUAL      AND THE
                                         DOMINI SOCIAL  PART OF    BENEFITS   DOMINI FUND
                                          INVESTMENT   PORTFOLIO     UPON    COMPLEX/1/ PAID
NAME OF PERSON, POSITION                     TRUST      EXPENSES  RETIREMENT  TO TRUSTEE
------------------------                 ------------- ---------- ---------- -------------
INTERESTED TRUSTEE......................
Amy L. Domini, Chair, President and
  Trustee...............................      None        None       None         None
INDEPENDENT TRUSTEES....................
Julia Elizabeth Harris, Trustee.........    [      ]      None       None       [      ]
Kirsten S. Moy, Trustee.................    [      ]      None       None       [      ]
William C. Osborn, Trustee..............    [      ]      None       None       [      ]
Karen Paul, Trustee.....................    [      ]      None       None       [      ]
Gregory A. Ratliff, Trustee.............    [      ]      None       None       [      ]
John L. Shields, Trustee................    [      ]      None       None       [      ]
Frederick C. Williamson, Sr., Trustee**.    [      ]      None       None       [      ]

--------

/1/   As of July 31, 2006, there were eight funds in the Domini family of funds.
/**  /Mr. Williamson resigned as Trustee effective May 1, 2006.

              Control Persons and Principal Holders of Securities


   As of October 31, 2006 all Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund. As of October 31, 2006, the following are the only persons known by the Trust to have more than 5% of the outstanding shares of the Balanced or Equity Funds: National Financial Services Corporation, 200 Liberty Street, 5/th/ Floor, New York, New York 10281-1003 owned ____% of the outstanding shares of the Balanced Fund and Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 owned ____% of the Balanced Fund (owners of record, not beneficial owners). National Financial Services Corporation, 200 Liberty Street, 5/th/ Floor, New York, New York 10281-1003 owned ____% of the Equity Fund and Charles Schwab and Company 101 Montgomery Street, San Francisco, California 94104 owned ____% of the Equity Fund (owners of record, not beneficial owners). Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of any other investor in that Fund.


                             Proxy Voting Policies


   The Green Century Funds have delegated proxy voting decisions to their investment adviser, Green Century Capital Management, Inc. The policies and procedures that the adviser uses to determine how to vote the Funds' proxies are included in Appendix B. Details of the Funds' voting record may be found on their web site, www.greencentury.com.

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding the Domini Trust's proxy voting policies will be included:

The Domini Trust in which the Green Century Equity Fund invests adopted proxy voting policies and procedures to ensure that all proxies for securities held by the Domini Trust are cast in the best interests of the Domini Trust's beneficial owners including the Green Century Equity Fund. The Board of Trustees of the Domini Trust has delegated the responsibility to vote proxies for the Domini Trust to DSIL. More details about the Domini Trust's proxy voting guidelines and DSIL's proxy voting policies and procedures, including procedures adopted by DSIL to address any potential conflicts of interest, will be provided in the complete Proxy Voting Policies and Procedures in Appendix B-2 www.greencentury.com [such Appendix B-2 to be added by amendment]].

                                Code of Ethics


   Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a fund's investment activities. The Funds, the Adviser and the Subadvisers (as defined below), and UMB Distribution Services, LLC have each adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities that may be purchased or held by the Funds. The Code of Ethics require personnel who are "access persons" of the Funds within the meaning of Rule 17j-1 to comply with their respective Code of Ethics, subject to sanctions for noncompliance. Each Code of Ethics places certain restrictions on the trading activities of its access persons, along with reporting requirements.

                             [A Special Meeting of

   Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the above discussion of Codes of Ethics will be revised to reflect that the Investment Manager and Investment Submanager(s) of the Domini Trust, Domini, SSgA and Wellington Management, have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act.

INVESTMENT ADVISERS

                                 Balanced Fund


   Investment Adviser. Under an Investment Advisory Agreement dated as of August 13, 1991 as amended and restated on March 29, 1999 and on October __, 2006 (the "Advisory Agreement") and subject to the general supervision of the Trust's Trustees and in conformance with the respective stated policies of the Balanced Fund, Green Century Capital provides general investment advice to the Balanced Fund. Green Century Capital also helps the Trust design, and instructs the Balanced Fund's investment subadviser as to how to implement the Trust's environmental criteria.


   The Advisory Agreement provides that it will continue indefinitely if its continuance is specifically approved at least annually by the vote of the holders of a majority of the outstanding voting securities of the Balanced Fund or by vote of a majority of the Trust's Board of Trustees; and provided further that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of the Trust's Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Adviser and by the Adviser upon 60 days' prior written notice to the Trust. The Advisory Agreement provides that it shall terminate automatically in the event of its assignment.

   The Advisory Agreement further provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Fund for any act or omission in the course of, or in connection with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. The Advisory Agreement also provides that the services of the Adviser are not deemed exclusive and that the Adviser may render similar services to others.

   Under the Advisory Agreement, the Trust has agreed that the names "Green Century Funds" and "Green Century" are proprietary to the Adviser.

   Green Century Capital is wholly owned by Paradigm Partners, a California general Partnership, the partners of which are all not-for-profit advocacy organizations. The Massachusetts Public Interest Research Group (MASSPIRG) owns approximately 46% of Paradigm Partners.


   As compensation for the services rendered and obligations assumed by the Adviser, the Trust pays to the Adviser monthly a fee equal on an annual basis to 0.65% of the average daily net assets of the Balanced Fund, computed and accrued daily. Prior to October __, 2006, the Trust paid to the Adviser monthly a fee equal on an annual basis to 0.75% of the average daily net assets of the Balanced Fund, computed and accrued daily. For the fiscal years ended July 31, 2004, 2005 and 2006, the Balanced Fund incurred advisory fees aggregating, $483,816, $446,389 and $401,801, respectively.

   Investment Subadviser. Green Century Capital has entered into an Investment Subadvisory Agreement on behalf of the Balanced Fund with Trillium dated as of November 28, 2005. It is Trillium's responsibility under the direction of the Adviser, to make the day-to-day investment decisions for the Balanced Fund and to place the purchase and sale orders for the portfolio transactions of the Balanced Fund consistent with the environmental criteria established by the Adviser and subject to the general direction of the Adviser.

   Trillium, with principal offices located at 711 Atlantic Avenue, Boston, MA 02111, is an independent SEC-registered investment advisory firm devoted exclusively to environmentally and socially responsible investing. An employee-owned company, Trillium has been in the business of providing investment advisory services since 1982. Progressive Securities Corporation, c/o Wainwright Bank & Trust, 63 Franklin Street, Boston, MA 02110, owns 30% of the equity of Trillium in the form of non-voting preferred stock. Joan L. Bavaria, the founder and President of Trillium, owns more than 10% of Trillium's voting common stock. No other person or entity owns more than 10% of Trillium.

   Trillium manages equity and debt instruments in environmentally and socially responsible companies for its clients. As of September 30, 2006, Trillium had more than $______ million in assets under management.

   The Subadvisory Agreement became effective on November 28, 2005 and was approved by the shareholders of the Balanced Fund at a Special Meeting held on March 15, 2006. The Subadvisory Agreement will continue in effect for a period of two years from the date of the Subadvisory Agreement, and thereafter will continue in effect if such continuance is specifically approved at least annually by vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Balanced Fund or by vote of a majority of the Trust's Board of Trustees, and in either case by the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) at a meeting called for the purpose of voting on the Subadvisory Agreement. The Subadvisory Agreement may be terminated without penalty (i) by the Balanced Fund's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Balanced Fund on not more than 60 days' nor less than 30 days prior written notice to Trillium and Green Century Capital, (ii) by Green Century Capital upon not more than 60 days' nor less than 30 days prior written notice to the Balanced Fund and Trillium or (iii) by Trillium upon not less than 180 days' prior written notice to the Balanced Fund and Green Century Capital. The Trillium Subadvisory Agreement will automatically terminate in the event of its assignment. The Trillium Subadvisory Agreement provides that Trillium is not liable for any error of judgment or for any act or omission in the execution of securities transactions for the Balanced Fund, except for willful misfeasance, bad faith, gross negligence, violation of law or reckless disregard of its obligations and duties under the Trillium Subadvisory Agreement.

   Pursuant to the Subadvisory Agreement, Trillium makes the day-to-day investment selections for the Balanced Fund, subject always to the provisions of the 1940 Act and to the environmental criteria, investment objective, policies and restrictions imposed by the Balanced Fund's then-current Registration Statement under the 1940 Act and the Fund's Declaration of Trust and By-Laws. Subject to such policies as the Board of Trustees and Green Century Capital may determine, Trillium maintains a continuous investment program for the Balanced Fund, including investment research and management with respect to the investment and reinvestment of the Balanced Fund's securities, and takes such steps as may be reasonably necessary to implement the same. Trillium applies the environmental and other screening criteria developed by Green Century Capital and the Board of Trustees, as provided in the Balanced Fund's then-current Registration Statement. Trillium furnishes at its own expense all services, facilities and personnel necessary in connection with its activities under the Subadvisory Agreement. The Subadvisory Agreement provides that Trillium may render services to others.

   The Subadvisory Agreement provides that Trillium shall obtain for the Balanced Fund, in its best judgment, best available execution in executing the Balanced Fund's portfolio transactions, and shall direct orders in connection with the purchase and sale of the Balanced Fund's portfolio securities to broker-dealers that sell shares of the Balanced Fund only to the extent that placing such orders is in compliance with applicable laws. The Subadvisory Agreement also provides that Trillium may aggregate orders for the purchase or sale of portfolio securities for the Balanced Fund with orders for other portfolios managed by Trillium, provided that all securities purchased or proceeds of the sale of securities are allocated at the average execution price.

   Green Century Capital and Trillium have entered into a Letter of Agreement (the "Letter") in connection with the Subadvisory Agreement. This Letter addresses the provision by Trillium of certain marketing support services to promote the Balanced Fund, provides that Trillium will not act as a sponsor, administrator or adviser to any other socially or environmentally responsible mutual fund while serving as the subadviser to the Balanced Fund, and provides that Trillium will not act as a subadviser to any directly competitive mutual fund except in certain circumstances.

   Green Century Capital pays to Trillium, as full compensation for services rendered and expenses borne by Trillium, a monthly fee equal on an annual basis to 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, and 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million. Such fee is accrued daily and payable following the end of each quarter.

   For the period November 28, 2005 to the Fund's fiscal year end on July 31, 2006, the Adviser paid Trillium subadvisory fees aggregating $123,826.

   Prior to November 28, 2005, Adams Harkness Asset Management, Inc. (Adams) served as the subadviser of the Balanced Fund through its subsidiary, Winslow Management Company. For the period November 28, 2005 to March 15, 2006 when the shareholders approved the Subadvisory Agreement, Trillium received the lesser of the fees payable under its Subadvisory Agreement for providing investment subadvisory services to the Balanced Fund or the fees payable under the Investment Subadvisory Agreement dated April 1, 1999 with Adams.

   Under the Investment Subadvisory Agreement with Adams, Green Century Capital paid to Adams as full compensation for the services rendered and expenses borne by Adams a fee equal on an annual basis to 0.40% of the value of the average daily net assets of the Balanced Fund (the "Base Fee"). Such fee was accrued daily and payable at the end of each quarter, and was subject to the following adjustment: for each calendar quarter, the Base Fee was adjusted as follows:
(i) if the Fund's total return (calculated in accordance with Rule 482 under the 1933 Act) for the immediately prior twelve month period ("Fund Total Return") was greater than the total return of the Lipper Directors' Analytical Data Balanced Fund Average (the "Index Total Return") plus 1%, then the Base Fee for such quarter was increased by an amount which was the product of .025% multiplied by the average daily net assets for such year, (ii) if the Fund Total Return exceeded the Index Total Return plus 2%, then the Base Fee for such quarter was increased by an amount which was the product of .05% multiplied by the average daily net assets for such year, (iii) if the Fund Total Return was less than the Index Total Return minus 1%, then the Base Fee for such quarter was decreased by an amount which was the product of .025% multiplied by the average daily net assets for such year, or (iv) if the Fund Total Return was less than the Index Total Return minus 2%, then the Base Fee for such quarter was reduced by an amount which was the product of .05% multiplied by the average daily net assets for such year.

   For Example:


If, on an annual basis, the         Then the Adviser calculated and paid
Balanced Fund's Total Return        quarterly a fee to Adams which on an
differed from the Index Total       annual basis was equal to:
Return by:


            positive 2.00% or more............................ 0.60%
            positive 1.00% to positive 1.99%.................. 0.50%
            negative 0.99% to positive 0.99%.................. 0.40%
            negative 1.00% to negative 1.99%.................. 0.30%
            negative 2.00% or more............................ 0.20%


   For the fiscal years ended July 31, 2004, 2005 and 2006, the Advisor paid Adams subadvisory fees aggregating $372,573, $121,437 and $89,955, respectively.

   Adam Seitchik, Cheryl Smith and Eric Becker (together, the "portfolio managers") are primarily responsible for the day-to-day investment management of the Balanced Fund. The following information regarding the portfolio managers, the other accounts that they manage, their compensation and potential conflicts of interest has been provided by Trillium.

   The lead portfolio manager responsible for the management of the Balanced Fund, Adam Seitchik, is Trillium's Chief Investment Strategist. Mr. Seitchik has 16 years of experience in the investment management field, is a CFA Charterholder, and has a Ph.D. in Economics. He has previous experience managing pooled accounts and significant experience in developing and executing investment strategy.

   Cheryl Smith, the portfolio management team member primarily responsible for developing and implementing the Balanced Fund's fixed income strategy, leads Trillium's fixed income investment process. She is a CFA Charterholder, holds a Ph.D. in Economics, and has 19 years of investment experience in socially and environmentally responsible portfolio management, including experience managing one fixed income and two equity mutual funds.

   Eric Becker, the portfolio management team member primarily responsible for developing the buy list of equity securities for the Balanced Fund's portfolio, has 13 years experience managing environmentally and socially responsible portfolios. He is a CFA Charterholder.

   Information Concerning Accounts Managed by the Portfolio Managers -- As of July 31, 2006, Messrs. Seitchik and Becker and Ms. Smith did not act as portfolio managers for any other investment company nor for any other pooled investment vehicle. As of July 31, 2006, Messrs. Seitchik and Becker and
Ms. Smith also acted as portfolio managers for 262 other accounts with assets totaling $287 million. None of the other accounts pay a performance based advisory fee.


   Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, the Balanced Fund's portfolio managers, who manage multiple accounts, are presented with the following potential conflicts:


   . The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Balanced Fund and/or other accounts. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Balanced Fund. Nevertheless, Trillium seeks to manage any competing interests for the time and attention of portfolio managers by having primary and back-up portfolio managers assigned to each account. Trillium also maintains a Code of Ethics to detect and prevent activities of employees that would result in a breach of the portfolio managers' fiduciary duties to the Balanced Fund.

   . If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the Balanced Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To address this situation, Trillium has adopted procedures for allocating portfolio transactions across multiple accounts.

   . With respect to securities transactions for the Balanced Fund, Trillium determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts managed for organizations and individuals, Trillium may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Trillium may place separate, non-simultaneous, transactions for another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Balanced Fund or other account. To address this situation, Trillium maintains a trading policy procedure under which trade orders are blocked where appropriate based on the security involved, the size of the aggregated orders, and the broker-dealer requirements. In the event a number of trades are received at the same time, block trades with no directed broker involved are executed before trades directed to a particular broker by client instruction.

   As set forth above, Trillium has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

   Information Concerning Compensation of Portfolio Managers -- The compensation of Messrs. Seitchik and Becker and Ms. Smith is comprised of a fixed base salary, participation in a firm-wide bonus pool based on operating earnings, and participation in a discretionary investment professional bonus determined by the management of Trillium. Factors influencing the discretionary bonus include work contribution, consistency of investment performance with overall firm investment disciplines, client retention, idea generation, and overall performance of Trillium. Management's assessment of performance is not tied to the performance of specific accounts. Salary and bonus are paid in cash; non-cash compensation is not used.

   Portfolio Manager Ownership in the Fund -- As of July 31, 2006, Mr. Seitchik owned 480.154 shares and neither Mr. Becker nor Ms. Smith owned any shares of the Balanced Fund.

Equity Fund and Domini Trust

   [Equity Fund Investment Adviser. Under an Investment Advisory Agreement dated as of November 28. 2006 (the "Advisory Agreement") and subject to the general supervision of the Trust's Trustees and in conformance with the respective stated policies of the Equity Fund, Green Century Capital provides general investment advice to the Equity Fund.

   The Advisory Agreement provides that it will continue for a period of two years from the date of the Advisory Agreement and indefinitely if its continuance is specifically approved at least annually thereafter by the vote of the holders of a majority of the outstanding voting securities of the Equity Fund or by vote of a majority of the Trust's Board of Trustees; and provided further that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of the Trust's Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Adviser and by the Adviser upon 60 days' prior written notice to the Trust. The Advisory Agreement provides that it shall terminate automatically in the event of its assignment.

   The Advisory Agreement further provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Fund for any act or omission in the course of, or in connection with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. The Advisory Agreement also provides that the services of the Adviser are not deemed exclusive and that the Adviser may render similar services to others.

   Under the Advisory Agreement, the Trust has agreed that the names "Green Century Funds" and "Green Century" are proprietary to the Adviser.

   Green Century Capital is wholly owned by Paradigm Partners, a California general Partnership, the partners of which are all not-for-profit advocacy organizations. The Massachusetts Public Interest Research Group (MASSPIRG) owns approximately 46% of Paradigm Partners.

   As compensation for the services rendered and obligations assumed by the Adviser, the Trust pays to the Adviser a monthly fee equal on an annual basis to 0.25% of the average daily net assets of the Equity Fund up to but not including $100 million, 0.22% of the average daily net assets of the Equity Fund from and including $100 million up to but not including $500 million, 0.17% of the average daily net assets of the Equity Fund from and including $500 million up to but not including $1 billion, and 0.12% of the average daily net assets of the Equity Fund equal to or in to or in excess of $1 billion, computed and accrued daily. For the fiscal years ended July 31, 2004, 2005, and 2006, the Equity Fund did not incur advisory fees.

   Prior to November 28, 2006, the Equity Fund did not retain the services of an investment adviser or investment subadviser since the Fund sought to achieve its investment objective by investing all its assets in the Domini Trust. The Domini Trust retained the services of DSIL as manager and SSgA as submanager for the Domini Trust.

   "Domini 400 Social/SM/ Index" is a service mark of KLD, which is licensed to Green Century Capital effective November 28, 2006. Prior to November 28, 2006, the Domini 400 Social/SM/ Index was licensed to DSIL. KLD is the owner of the Domini Index, but is not the manager of the Equity Fund and was not the manager of the Domini Trust. Pursuant to an agreement among KLD and Green Century Capital, the Equity Fund may be required to discontinue the use of these service marks if the license agreement between KLD and Green Century Capital is terminated.

   Equity Fund Subadvisor. Green Century Capital has entered into an Investment Subadvisory Agreement on behalf of the Equity Fund with Mellon Equity dated as of November 28, 2006. Pursuant to the Subadvisory Agreement, Mellon Equity will implement the daily portfolio transactions necessary to maintain the proper correlation between the assets of the Equity Fund and the Domini Index, subject always to the provisions of the 1940 Act and to the investment objective, policies and restrictions imposed by the Equity Fund's then-current Registration Statement under the 1940 Act and the Fund's Declaration of Trust and By-Laws. Mellon Equity will not determine the composition of the Domini Index. Mellon Equity will also provide Green Century Capital and the Board of Trustees with such reports and data as may be requested from time to time. Mellon Equity will furnish at its own expense all services, facilities and personnel necessary in connection with its activities under the Subadvisory Agreement. The Subadvisory Agreement provides that Mellon Equity may render services to others.

   Mellon Equity, with principal offices located at One Mellon Center, Suite 4200, Pittsburgh, PA 15258, is an independently run, wholly owned subsidiary of Mellon Financial Corporation, organized as a Pennsylvania limited liability partnership. The firm's proprietary investment process, developed in 1982 by current principal officers of the firm, has been used to manage domestic equity accounts for U.S. tax-exempt clients since January 1983. The firm became a separate legal entity from the equity management group of the Mellon Bank Trust Department in January 1987, managing domestic equity accounts for U.S. tax-exempt clients. The firm was registered as an investment advisor in 1986 and became a separate legal entity in 1987. As of September 30, 2006, Mellon Equity managed over $20 billion in assets, including approximately $
billion in socially responsible portfolios for        accounts.

   Listed below are the names and ownership status of the partners in Mellon Equity as of September 30, 2006. The primary business address of each partner is One Mellon Center, Suite 4200, Pittsburgh, PA 15258.



  Name                                 Ownership Status
  ----                           -----------------------------
  MMIP, LLC*                     General Partner
  Mellon Bank, N.A.**            Limited Partner

--------

* MMIP, LLC owns a 1% interest in Mellon Equity. The sole member of MMIP, LLC is Mellon Bank, N.A.
** Mellon Bank, N.A. owns a 99% interest in Mellon Equity. The sole shareholder of Mellon Bank, N.A. is Mellon Financial Corporation.

   The Subadvisory Agreement was approved by the shareholders of the Equity Fund at a Special Meeting held on November __, 2006 and became effective on November 28, 2006 and will continue in effect for two years, and thereafter will continue in effect if such continuance is specifically approved at least annually by vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Equity Fund or by vote of a majority of the Fund's Board of Trustees, and in either case by the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) at a meeting called for the purpose of voting on the Subadvisory Agreement. The Subadvisory Agreement may be terminated without penalty (i) by the Equity Fund's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Equity Fund on not more than 60 days' nor less than 30 days' prior written notice to Mellon Equity and Green Century Capital, (ii) by Green Century Capital upon not more than 60 days' nor less than 30 days' prior written notice to the Equity Fund and Mellon Equity or
(iii) by Mellon Equity upon not less than 180 days' prior written notice to the Equity Fund and Green Century Capital. The Subadvisory Agreement will automatically terminate in the event of its assignment. The Subadvisory Agreement provides that Mellon Equity is not liable for any error of judgment or for any act or omission in the execution of securities transactions for the Equity Fund, except for willful misfeasance, bad faith, negligence, violation of law or reckless disregard of its obligations and duties under the Subadvisory Agreement.

   The Subadvisory Agreement provides that Mellon Equity will obtain for the Equity Fund, in its judgment, best available execution in executing the Equity Fund's portfolio transactions, and shall direct orders in connection with the purchase and sale of the Equity Fund's portfolio securities to broker-dealers that sell shares of the Equity Fund only to the extent that placing such orders is in compliance with applicable laws. The Subadvisory Agreement provides that Mellon Equity may not use commissions paid to broker-dealers in connection with the purchase or sale of Fund securities to generate "soft dollars". The Subadvisory Agreement provides that Mellon Equity may aggregate orders for the purchase or sale of portfolio securities for the Equity Fund with orders for other portfolios managed by Mellon Equity, provided that all securities purchased or proceeds of the sale of securities are allocated at the average execution price.

   Green Century Capital pays to Mellon Equity, as full compensation for services rendered and expenses borne by Mellon Equity, a fee equal on an annual basis to the greater of $50,000, or 0.08% of the value of the average daily net assets of the Fund up to but not including $100 million, 0.05% of the average daily net assets of the Fund from and including $100 million up to but not including $500 million, 0.02% of the average daily net assets of the Fund from and including $500 million up to but not including $1 billion and 0.01% of the average daily net assets of the Fund equal to or in excess of $1 billion. Such fee is accrued daily and payable following the end of each calendar quarter. For the fiscal years ended July 31, 2004, 2005, and 2006, the Equity Fund did not incur subadvisory fees.

   The Equity Fund is subadvised by a team of two portfolio managers at Mellon Equity. Thomas J. Durante and Lynn A. Hutchison (together, the "portfolio managers") are primarily responsible for the day-to-day investment management of the Fund. The following information regarding the portfolio managers, the other accounts that they manage, their compensation, and potential conflicts of interest has been provided by Mellon Equity.

   The Equity Fund's primary portfolio manager is Thomas J. Durante, CFA.
Mr. Durante has been employed as a portfolio manager with Mellon Equity since 2000; prior to joining the firm, Mr. Durante was a controller of funds at Dreyfus Corporation for over 18 years. As a senior portfolio manager at Mellon Equity, Mr. Durante manages the firm's equity indexed products and some of the firm's larger socially responsible portfolios.

   Lynn A. Hutchison, CFA, also serves as a portfolio manager for the Equity Fund. Ms. Hutchison has been employed by Mellon Equity since 2000; her prior professional experience includes two years as a financial analyst at HealthAmerican and positions as a control analyst and as a cash manager for Mellon Financial Corporation. At Mellon Equity, Ms. Hutchison's responsibilities include tracking index changes, ensuring the timely resolution of corporate actions, and providing detailed portfolio attribution analyses.

   Information Concerning Accounts Managed by the Portfolio Managers - As of July 31, 2006, Mr. Durante, assisted by Ms. Hutchison, served as the portfolio manager for six other registered investment companies with total assets of $12.7 billion. As of July 31, 2006, Mr. Durante, assisted by Ms. Hutchison, served as the portfolio manager for four other pooled investment vehicle with total assets of $0.2 billion and as the portfolio manager for fifteen other accounts with total assets of $0.7billion. None of these funds or accounts pay performance-based fees.

   A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Equity Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

   A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

   A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. Mellon Equity has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within Mellon Equity are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Mellon Equity and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

   Information Concerning Compensation of Portfolio Managers - The compensation of Mr. Durante and Ms. Hutchison includes a base salary, determined using marketplace base salary levels. Also included in their compensation package is an annual incentive bonus. The aggregate incentive bonus pool is ultimately dependent on the profitability of Mellon Equity; thus, it is directly related to the firm's investment performance, client retention and growth. An individual's incentive bonus depends on the contributions of that individual to those factors affecting the firm's profitability. A third component of the compensation package is a long-term incentive plan where each participant shares in the profitability of the firm. This plan is designed to incent key staff to remain with Mellon Equity as awards are deferred and paid out three years in arrears. Both the incentive bonus and the long-term incentive plans are based upon a profit sharing agreement between Mellon Equity and Mellon Financial Corporation.

   Portfolio Manager Ownership in the Fund - As of July 31, 2006, neither Mr. Durante nor Ms. Hutchison owned any shares of the Equity Fund.]*

--------
* A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the bracketed language above will be removed.

   Domini Trust Investment Manager. Pursuant to a Management agreement dated and effective as of October 22, 1997 (the "Management Agreement") between the Domini Trust and DSIL, DSIL provides investment supervisory and administrative services to the Domini Trust. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services.

   For its services under the Management Agreement, DSIL receives a fee equal on an annual basis to 0.20% of the Domini Trust's average daily net assets. For the fiscal years ended July 31, 2004, 2005 and 2006, DSIL received management fees of $2,951,753, $3,165,651 and $3,024,139, respectively.

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding the Domini Trust's Investment Manager will be included:

   The Management Agreement will continue in effect if its continuance is specifically approved at least annually (i) by the vote of a majority of the Trustees of the Index Trust who are not "interested persons" of the Index Trust or of Domini at a meeting specifically called for the purpose of voting on such approval, and (ii) by the Board of Trustees of the Index Trust or by vote of a majority of the outstanding voting securities of the Index Trust. The Management Agreement also provides that it may be terminated at any time without the payment of any penalty by the Trustees or by the vote of a majority of the outstanding voting securities of the Index Trust, or by Domini, in each case on not more than 60 days' nor less than 30 days' written notice to the other party. The Management Agreement shall automatically terminate in the event of its assignment.

   Pursuant to the Management Agreement, Domini shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the Index Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder. The Management Agreement further provides that the services of Domini to the Index Trust are not deemed to be exclusive, Domini being free to render investment advisory, administrative and/or other services to others.


   Domini is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, New York 10012, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The names of the members of Domini and their relationship to the Index Trust, if any, are as follows: Amy L. Domini, Chair of the Board and President of the Index Trust, and the Manager, and Chief Executive Officer of Domini; Steven D. Lydenberg, Vice President of the Index Trust and Chief Investment Officer of Domini; James E. Brooks; Jotham C. Kinder; John G. Kinder; Dal LaMagna; Domini Holdings LLC; and Committed Capital, LLC.]

   Domini Trust Investment Submanager. Prior to November 30, 2006, SSgA managed the assets of the Domini Trust pursuant to an Investment Submanagement Agreement. The Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Domini Trust's investments and effecting securities transactions for the Domini Trust

   Under the Submanagement Agreement, Domini paid SSgA an annual investment submanagement fee equal to the greater of $300,000 or the fee based on the following schedule:


              0.02% of the first $1 billion of net assets managed
              0.01% of the next $1 billion of net assets managed
             0.0075% of net assets managed in excess of $2 billion

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding the Domini Trust's Investment Submanager will be included:

Effective November 30, 2006, Wellington Management Company, LLP ("Wellington Management") manages the assets of the Domini Trust pursuant to an investment submanagement agreement with Domini (the "Submanagement Agreement"). Wellington Management furnishes at its own expense all services, facilities, and personnel necessary in connection with managing the Domini Trust's investments and effecting securities transactions for the Domini Trust. The Submanagement Agreement with Wellington Management will continue in effect if such continuance is specifically approved by August 15, 2008 and at least annually thereafter by the Board of Trustees of the Domini Trust or by a majority vote of the outstanding voting securities of the Domini Trust at a meeting called for the purpose of voting on the Submanagement Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Trustees who are not parties to the Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Submanagement Agreement.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of July 31, 2006, Wellington Management had investment management authority with respect to approximately $532 billion in assets. Wellington Management is owned by its 94 active partners, all of whom are active in the firm.

Mr. Mammen Chally, CFA, has been the portfolio manager primarily responsible for the day-to-day management of the Domini Trust since 2006. Mr. Chally joined Wellington Management as an portfolio manager in 1994. In addition to his responsibilities regarding the Domini Trust, as of July 31, 2006, Mr. Chally has day-to-day management responsibilities for the assets of: [(i) no other registered investment companies, (ii) one other pooled investment vehicle with approximately $2,500,000 in assets under management, and (iii) six other accounts with a total of approximately $800,000 in assets under management. None of these funds or accounts pay performance-based fees to Wellington Management.

Conflicts of Interest Between the Domini Trust and Other Accounts Subadvised by Wellington Management

Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, and foundations), bank common trust accounts, and hedge funds. The Wellington Management investment professionals listed above who are primarily responsible for the day-to-day management of the Domini Trust (the "Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Domini Trust. The Investment Professionals make investment decisions for each portfolio, including the Domini Trust, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Domini Trust, or make investment decisions that are similar to those made for the Domini Trust, both of which have the potential to adversely impact the Domini Trust depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees that are or have the potential to be higher, in some cases significantly higher, than the fees paid by Domini to Wellington Management with respect to the Domini Trust. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

Compensation of Wellington Management Investment Professionals

Domini pays Wellington Management fees based on the assets under management of the Domini Trust as set forth in the Submanagement Agreement between Wellington Management and Domini with respect to the Domini Trust. Wellington Management pays its Investment Professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Domini Trust. The following information relates to the fiscal year ended July 31, 2006.

Wellington Management's compensation structure is designed to attract and retain high-caliber Investment Professionals necessary to deliver high-quality investment management services to its clients. Wellington Management's compensation of its Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional is determined by the Investment Professional's experience and performance in her role as an Investment Professional. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. The Investment Professionals are eligible to receive incentive payments based on the revenues earned by Wellington Management from the Domini Trust and generally each other portfolio managed by the Investment Professionals. The Investment Professionals' incentive payments relating to the Domini Trust will be linked to the gross pre-tax performance of the Domini Trust compared to the Domini Trust's benchmark index (for the Domini Trust, the S&P 500 Index) as modified by the application of Domini's social and environmental standards over one- and three-year periods, with an emphasis on three-year results once the Domini Trust has been submanaged by Wellington Management for three years or longer. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods, and rates may differ) to other portfolios managed by the Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance.

As of July 31, 2006, Mr. Chally did not own any equity securities of the Domini Trust or the Equity Fund.

The Submanagement Agreement provides that the submanager may render services to others. The Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the Domini Trust when authorized either by majority vote of the outstanding voting securities in the Domini Trust (with the vote of each being in proportion to the amount of their investment), or by a vote of the majority of the appropriate Board of Trustees, or by Domini with the consent of the Trustees, and may be terminated by the Submanager on not less than 90 days' written notice to Domini and the Trustees, and will automatically terminate in the event of its assignment. The Submanagement Agreement provides that the Submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Domini Trust, as the case may be, except for willful misfeasance, bad faith, or gross negligence or reckless disregard for its or their obligations and duties under the Submanagement Agreement.

Under the Submanagement Agreement, Domini pays Wellington Management an annual investment submanagement fee equal to:

            0.30% of the first $250 million of net assets managed;
           0.25% of the next $750 million of net assets managed; and
             0.225% of net assets managed in excess of $1 billion.

Wellington Management became the submanager of the Domini Trust effective November 30, 2006.]


ADMINISTRATOR, SUBADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN, AND EXPENSES


Administrator. Pursuant to an Administrative Services Agreement dated April 7, 1995, as amended, between the Trust and Green Century Capital (the "Administration Agreement"), Green Century Capital, as the Trust's administrator (the "Administrator"), provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. As described in the Prospectus, the Administrator also pays, pursuant to the Administration Agreement, all the operating expenses of each Fund other than the Funds' investment advisory fees, if any, fees under the Distribution Plan, if any, interest, taxes, brokerage costs and other capital expenses, expenses of the non-interested Trustees of the Funds (including counsel fees) and any extraordinary expenses.

   Green Century Capital was founded in 1991 by a partnership of not-for-profit environmental advocacy organizations for the following purposes: to provide quality environmentally responsible investment opportunities to the members of its founding organizations and other environmentally conscious investors; to generate revenue to support the environmental research and advocacy work of its founding organizations; and to work in tandem with its founding organizations to promote greater corporate environmental responsibility by advocating that companies improve their environmental performance. As do the advocacy organizations that founded Green Century Capital, Green Century Capital upholds the right of people to speak for the public interest and corporate responsibility.

   The Administration Agreement provides that it shall remain in force until terminated. The Administration Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Board of Trustees of the Trust or by the Administrator, in each case on not less than 30 days' written notice to the other party. The Administration Agreement further provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or the performance of its duties, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the reckless disregard of its obligations and duties.


   For such administrative services, the Administrator receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Balanced Fund (including investment advisory and distribution fees), on an annual basis, do not exceed 1.38% of the Balanced Fund's average daily net assets. Prior to August 25, 2006, the Administrator received a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Balanced Fund (including investment advisory and distribution fees), on an annual basis, did not exceed 2.50% of the Balanced Fund's average daily net assets up to $30 million, 2.25% on average net assets from $30 million to $100 million, and 1.75% on average net assets in excess of $100 million. The Administrator receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund (and prior to November 28, 2006, the combined total operating expenses of the Fund and the Domini Trust) (including investment advisory fees and any amortization of organization expenses), on an annual basis, do not exceed 0.95% of the Equity Fund's average daily net assets. Prior to August 4, 2006, the Administrator received a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Domini Trust (including investment advisory fees and any amortization of organization expenses), on an annual basis, did not exceed 1.50% of the Equity Fund's average daily net assets.

   For the fiscal years ended July 31, 2004, 2005 and 2006, the Balanced Fund accrued administrative fees aggregating $881,315, $819,189 and $761,276, respectively. For the fiscal years ended July 31, 2004, 2005 and 2006, the Equity Fund accrued administrative service fees to the Administrator of the Trust aggregating $408,012, $436,364 and $441,494, respectively.

Subadministrator. Pursuant to a Subadministration Agreement dated July 7, 1997 (the "Subadministration Agreement"), between the Administrator and UMB Fund Services, Inc. ("UMBFS"), UMBFS provides certain day-to-day administrative services to the Trust, under the supervision and direction of the Administrator of the Trust. The Subadministration Agreement provides that it shall continue in effect for successive annual periods until terminated. The Agreement may be terminated at any time with respect to any one or both Funds without penalty
(i) upon mutual consent of the parties, or (ii) by either party upon not less than ninety (90) days' written notice.

   The Subadministration Agreement provides further that UMBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by Green Century Capital or the Funds in connection with the matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Subadministration Agreement.


   Effective August 1, 2000, at average net assets of each Fund up to $125,000,000, UMBFS receives an annual base fee of $25,000 per Fund, as well as a fee based on each Fund's average net assets beginning at the annual rate of 0.11% on the first $50,000,000 of average net assets and decreasing as assets reach certain levels, subject to an annual minimum fee for each Fund of $40,500. The minimum annual fee increases 5% each year thereafter. At average net assets of each Fund greater than $125,000,000, UMBFS receives a fee based on each Fund's average net assets beginning at the annual rate of 0.13% on the first $50,000,000 of average net assets and decreasing as assets reach certain levels, subject to an annual minimum fee for each Fund of $40,500. The minimum annual fee increases 5% each year thereafter. UMBFS will no longer receive an annual base fee once each Fund's average net assets reach $125,000,000. For the fiscal years ended July 31, 2004, 2005 and 2006, the Administrator paid fees of, $87,254, $84,759 and $82,453, respectively, to UMBFS relating to services performed on behalf of the Balanced Fund. For the years ended July 31, 2004, 2005 and 2006, the Administrator paid fees of $71,884, $74,228 and $76,689, respectively, to UMBFS relating to services performed on behalf of the Equity Fund.


Transfer Agent. Effective November 16, 1998, the Trust entered into a transfer agency agreement with Unified Fund Services, Inc. ("Unified") pursuant to which Unified acts as transfer agent for the Trust (the "Transfer Agent"). Unified maintains an account for each shareholder of each Fund, performs other transfer agency functions and acts as dividend disbursing agent for each Fund.

Custodian. Pursuant to a Custodian Agreement with of the Trust, Investors
Bank & Trust Company ("IBT") acts as the custodian of the Funds' assets (i.e., cash and securities) (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Funds' investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares in each Fund. Securities held by the Funds may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Funds nor does the Custodian decide which securities the Funds will buy or sell. For its services, IBT will receive such compensation as may from time to time be agreed upon by it and the Funds.


DISTRIBUTION PLAN


   Prior to October, 2006, the Trust had in effect a Distribution Plan with respect to the Balanced Fund adopted in accordance with Rule 12b-1 under the 1940 Act after concluding that there was a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Board of Trustees of the Trust terminated the Distribution Plan with respect to the Balanced Fund, effective October __, 2006, at an in person meeting held on October __, 2006. The vote to terminate the Distribution Plan was approved by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees").The Trust has not adopted a Distribution Plan with respect to the Equity Fund. The Distribution Plan provided that the Balanced Fund would pay a fee to UMB Distribution Services, LLC (the "Distributor"), as the distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for expenses (i) of compensating broker-dealers with trail or maintenance commissions and (ii) of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. For the fiscal year ended July 31, 2006, the Balanced Fund accrued distribution fees aggregating $137,267 (of which $95,940 was spent on advertising and $41,327 was spent on printing and mailing prospectuses to other than current shareholders).

   The Distributor acts as the agent of the Trust in connection with the offering of shares of the Balanced Fund and the Equity Fund pursuant to a Distribution Agreement.


FINANCIAL INTERMEDIARIES

   Green Century Capital may enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediary"). When a customer of the Financial Intermediary purchases or redeems shares through that Financial Intermediary (and/or through designated intermediaries of the Financial Intermediary) it provides certain services such as: (1) necessary personnel and facilities to establish and maintain certain shareholders accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Green Century Funds; (2) assists in processing purchase and redemption transactions; (3) arranges for the wiring of funds; (4) transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; (5) provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; (6) furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; (7) transmits proxy statements, annual reports, updated prospectuses and other communications from the Green Century Funds to its customers; (8) and receives, tabulates and transmits to the Green Century Funds proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, the Financial Intermediary receives fees from Green Century Capital as agreed upon from time to time between Green Century Capital and such Financial Intermediary.

   An investor who has an account with a Financial Intermediary may place purchase orders for Fund shares with the Green Century Funds through that Financial Intermediary. Subject to applicable law, the Funds will be deemed to have received the purchase or redemption order for Fund shares when a Financial Intermediary or its designated intermediary accepts the purchase or redemption order and such orders will be priced at each Fund's net asset value after the acceptance of the purchase or redemption order by a Financial Intermediary or its designated intermediary.

   Note, however, that if shares are redeemed within 60 days of purchase, or acquisition through exchange, a redemption fee equal to 2% of the net asset value of the shares redeemed will be charged. The fee is charged for the benefit of remaining shareholders and will be paid to a Fund to help offset transaction costs a Fund may incur due to excess short-term trading in a Fund. To calculate redemption fees, a Fund will use the first-in, first-out (FIFO) method to determine which shares are being redeemed. Under this method, the date of the redemption will be compared with the earliest purchase date shares were acquired for the account. The Funds reserve the right to modify the terms of, or terminate, the fee at any time.

   Each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. A transaction or other fee may be charged by a Financial Intermediary on the purchase of Fund shares. Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares. Shares held by a Financial Intermediary on behalf of a shareholder must be redeemed through that Financial Intermediary. A transaction or other fee may be charged by a Financial Intermediary on the redemption of Fund shares.

NET ASSET VALUE; REDEMPTION IN KIND

   The net asset value ("NAV") of each Fund's shares is determined each day the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except in an emergency and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination of NAV of shares of the Fund is made once during each such day as of the close of regular trading of the NYSE (usually 4:00 p.m., Eastern time) in the case of the Funds by deducting the amount of each Fund's liabilities from the value of its assets and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.


   Valuation Procedures:--The investments held by each of the Green Century Funds are valued as per the procedures set forth below:


   . Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price as of the close of trading of the NYSE. Securities listed on national securities exchanges other than NASDAQ for which last sale prices are not available are valued at the mean between the closing bid and closing asked prices.

   . NASDAQ National Market(R) and Small Cap/SM/ securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security will be valued at the last sale price or, if there have been no sales that day, at the mean between the current bid and ask price.

   . OTC Bulletin Board securities are valued at the last reported trade prices in accordance with NASDAQ procedures or, if there is no sale of such a security on that day, at the mean between the current bid and current ask price.

   . Unlisted securities are valued at the last sale price or, when last sale prices are not available, at the last quoted bid price.

   . Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities.

   . Short-term obligations maturing in 60 days or less are valued at amortized cost.

   . All other securities not listed above and all securities for which current market quotations are not readily available are valued at "fair value" as determined in good faith under the guidelines that have been established by the Board of Trustees of the Green Century Funds.


   The frequency with which each Fund's investments will be valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

   Investments that may be valued using fair value pricing include, but are not limited to the following: (i) an unlisted security related to corporate actions, (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933), (iii) a security whose trading has been suspended or that has been delisted from its primary trading exchange, (iv) a security that is thinly traded, (v) a security in default or bankruptcy proceedings for which there is no current market quotation, (vi) a security affected by extreme market conditions, (vii) a security affected by currency controls or restrictions, and (viii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the a Fund's net asset value is computed and that may materially affect the value of the Fund). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

   While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount that a Fund would expect to receive upon its current sale. Some, but not necessarily all, of the general factors that may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment,
(b) the nature and duration of restrictions on disposition of the securities, and (c) an evaluation of the forces that influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors that may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

   Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market prices. In addition, fair value pricing could have the benefit of reducing potential arbitrage opportunities presented by a lag between a change in the value of a Fund's investments and the reflection of that change in a Fund's net asset value.

   Subject to the Trust's compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Balanced Fund, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act with respect to the Balanced Fund, as a result of which the Trust is obligated with respect to any one investor during any 90 day period to redeem shares of the Balanced Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such 90 day period.


[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust. Accordingly, the above description of each Fund's valuation procedures will be revised to reflect its application only to the Balanced Fund, and the following discussion regarding the valuation of the Equity Fund and the Domini Trust's valuation procedures will be included:

   Valuation Procedures: Equity Fund and Domini Trust--The value of the Domini Trust's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Equity Fund determines its NAV per share. The NAV of the Equity Fund's investment in the Domini Trust is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Domini Trust less the Fund's pro rata share of the Domini Trust's liabilities.


   Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NOCP. If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Options and futures contracts are normally valued at the settlement price on the exchange on which they are traded.


   Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Domini Trust's Manager or the Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees of the Domini Trust or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

   Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Domini Trust. Amortized cost involves valuing an instrument at its original cost to the Domini Trust and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   All other securities and other assets of the Domini Trust for which market quotations are determined to be not readily available will be valued using fair value procedures established by and under the supervision of the Board of Trustees of the Domini Trust. The frequency with which the Domini Trust's investments will be valued using fair value pricing is primarily a function of the types of securities and other assets in which the Domini Trust invests pursuant to its investment objective, strategies and limitations.

   Investments that may be valued using fair value pricing include, but are not limited to the following: (i) an unlisted security related to corporate actions, (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933), (iii) a security whose trading has been suspended or that has been delisted from its primary trading exchange, (iv) a security that is thinly traded, (v) a security in default or bankruptcy proceedings for which there is no current market quotation, (vi) a security affected by extreme market conditions, (vii) a security affected by currency controls or restrictions, and (viii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Domini Trust's net asset value is computed and that may materially affect the value of the Domini Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

   While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Domini Trust would expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment, (b) the nature and duration of restrictions on disposition of the securities and (c) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

   Valuing the Domini Trust's investments using fair value pricing will result in using prices for those investments that may differ from current market prices. In addition, fair value pricing could have the benefit of reducing potential arbitrage opportunities presented by a lag between a change in the value of the Domini Trust's investments and the reflection of that change in the Domini Trust's net asset value.]

INCOME TAXES

   The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations.

Taxation of the Funds

   Each Fund has elected to be, and intends to qualify to be treated each year as, a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code a Fund will not be subject to federal income taxes on amounts distributed to shareholders. As long as a Fund qualifies as a "regulated investment company" under the Code, that Fund will not be required to pay Massachusetts income or excise taxes.

   Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of stock, securities, or foreign currencies, be derived from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or (subject to certain limitations) foreign currencies or other income derived with respect to its business of investing in such stock, securities, or foreign currencies and (ii) net income derived from an interest in a "qualified publicly traded partnership" as defined in the Code; and (b) the holdings of a Fund are diversified so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash and cash items, receivables, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), the securities of two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships". In addition, in order not to be subject to federal income tax on amounts distributed to shareholders, at least 90% of a Fund's net investment income and net short-term capital gains earned in each year must be distributed annually to the Fund's shareholders. If a Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as dividend income to the shareholders. Under these circumstances, corporate shareholders may be eligible for the "dividends received deduction" in respect of those dividends and non-corporate shareholders may be subject to federal income taxation at reduced rates to the extent those dividends constitute "qualified dividend income". (See "Taxation of Shareholders" below.)

Taxation of Shareholders

   Shareholders of the Funds will normally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Funds. Except as discussed below, dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of ordinary dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, to the extent such distributions are derived from, and designated by a Fund as, "qualified dividend income". If more than 95% of a Fund's gross income, calculated without taking into account long-term capital gains, represents "qualified dividend income", a Fund may designate, and a Fund's non-corporate shareholders may then treat, all of those distributions as "qualified dividend income". "Qualified dividend income" generally is income derived from dividends from U.S. corporations or from "qualified foreign corporations", which are corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties. Distributions in respect of stock of a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income" if the stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies" are not "qualified foreign corporations". If a Fund invests in equity securities of U.S. corporations, a portion of the Fund's ordinary income dividends will normally be eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e. the excess of net long-term capital gains over net short-term capital losses), whether made in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

   Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Funds will notify shareholders regarding the federal tax status of their respective distributions after the end of each calendar year.

   Any Fund distribution will have the effect of reducing the per share net asset value of that Fund's shares by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


   Disposition of Shares--In general, any gain or loss realized on the disposition of Fund shares by a shareholder who holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the disposition of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any net capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a disposition of Fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.


   U.S. Taxation of Non-U.S. Persons -- Dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. A Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. For Fund taxable years beginning in 2005 through 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund's "qualified short-term gain." "Qualified net interest income" is a Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations. "Qualified short-term gain" generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to file such claims.


   Backup Withholding -- Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Person) who does not furnish to that Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States. Any amounts overwithheld may be recovered by filing a claim for a refund with the U.S. Internal Revenue Service within the time period appropriate to file such claims.

   Foreign Income Taxation of Non-U.S. Persons -- Distributions received from the Funds by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions.

   State and Local Income Taxes: U.S. Government Securities -- Dividends that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Balanced Fund intends to advise shareholders of the extent, if any, to which its dividends consist of such interest. Shareholders are urged to consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.


   Foreign Income Taxes -- Investment income and gains with respect to foreign securities may be subject to foreign income taxes withheld at the source. The Funds do not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income; the Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Funds' effective rate of foreign tax in advance, since the amount of the Funds' assets to be invested within various countries is not known.

   Foreign Investments -- Special tax considerations apply with respect to foreign investments. Foreign exchange gains and losses may be treated as ordinary income and loss. Use by a Fund of foreign currencies for non-hedging purposes and investments in certain "passive foreign investment companies" may be limited in order to avoid a tax on the applicable Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause the applicable Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the applicable Fund, the applicable Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

   Certain Specific Investments -- Any investment in zero coupon bonds, certain stripped securities, and certain other securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax on the Funds, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Any investment by the Balanced Fund in residual interests of a Collateralized Mortgage Obligation ("CMO") that has elected to be treated as a real estate mortgage investment conduit, or ''REMIC,'' can create complex tax problems, especially if the Balanced Fund has state or local governments or other tax-exempt organizations as shareholders.

   Options, Futures Contracts, and Forward Contracts --The Balanced Fund's (and, where applicable, the Equity Fund's) transactions in options, futures contracts, forward contracts and certain related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions that substantially diminish risk of loss with respect to other positions in the applicable portfolio may constitute ''straddles,'' and may be subject to special tax rules that would cause deferral of losses, adjustments in the holding periods of securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund's activities in options, futures contracts, and forward contracts may be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


   The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.01 per share) of each series and to divide or combine the shares into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. The Funds are the only current series of shares of the Trust. Each share of a series represents an equal proportionate interest in that series with each other share of that series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in fundamental investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Upon liquidation or dissolution of a series, shareholders of that series would be entitled to share pro rata in the net assets of that series available for distribution to shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights, and privileges of shares of each class without shareholder approval.

   The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series, and to designate the relative rights and preferences as between the different series and classes of shares. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost, or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of the Funds if necessary, and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Funds.

   Shareholders are entitled to one vote for each dollar value of net asset value (number of shares owned times net asset value per share) represented by the shareholder's shares in the Funds, on each matter on which that shareholder is entitled to vote. The Trust is not required and has no present intention to hold annual meetings of shareholders, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (i.e., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, preemptive, conversion or similar rights. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if they chose to do so.

   The Trust may, without shareholder approval, change the Funds' form of organization, reorganize the Funds, any other series, any class, or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate the Funds, any other series, any class, or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, the Funds, any other series, or any class of the Trust may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Funds, series, or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Funds, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. The Funds, any other series of the Trust, or any class of any series, may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds or that series or class, or by the Trustees by written notice to the shareholders of the Funds or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.


   The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


   The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or Funds shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Disinterested Trustees (as defined in the Declaration of Trust) or in a written opinion of independent counsel, that such Trustees or officers have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the following discussion regarding the organization of the Domini Trust and the Equity Fund's investment in the Domini Trust will be included:

   The Domini Trust is organized as a trust under the laws of the State of New York. The Equity Fund and other entities investing in the Domini Trust (e.g., other investment companies and common and commingled trust funds) are each liable for all obligations of the Domini Trust. However, the risk of the Equity Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Domini Trust itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Equity Fund nor its shareholders will be adversely affected by reason of the Equity Fund's investing in the Domini Trust.

   Each investor in the Domini Trust, including the Equity Fund, may add to or reduce its investment in the Domini Trust on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Domini Trust will be determined by multiplying the net asset value of the

Domini Trust by the percentage representing that investor's share of the aggregate beneficial interests in the DominiTrust effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Domini Trust will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Domini Trust as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Domini Trust effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Domini Trust as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Domini Trust by all investors in the Domini Trust. The percentage so determined will then be applied to determine the value of the investor's interest in the Domini Trust as of the close of business on the following Fund Business Day.

   The Trustees of Green Century have adopted the following policy with respect to voting shares of the Domini Trust held by the Equity Fund: Whenever the Equity Fund is requested to vote on a matter pertaining to the Domini Trust, the Trustees will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the Equity Fund and vote the shares only in accordance with such instructions, or vote the shares held by the Equity Fund in the same proportion as the vote of all other holders of shares in the Domini Trust. Whenever the Trustees determine to seek the instructions of the Equity Fund shareholders, the Equity Fund will hold a meeting of its shareholders and, at the meeting of investors in the Domini Trust, the Equity Fund will cast all of its votes in the same proportion as the votes of the Equity Fund's shareholders. Equity Fund shareholders who do not vote will not affect the Equity Fund's votes at the Domini Trust meeting. Shares of the Equity Fund for which no voting instructions have been received will be voted by the Trustees in the same proportion as the shares for which it receives voting instructions.]


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

                                 BALANCED FUND


   Specific decisions to purchase or sell securities for the Fund are made by a team of portfolio managers who are employees of the Subadviser and who are appointed and supervised by its senior officers. The Board of Trustees reviews changes in the Fund's investments. The Fund's portfolio managers may serve other clients of the Subadviser in a similar capacity.


   The Subadviser makes decisions concerning the execution of portfolio security transactions of the Balanced Fund, including the selection of the market and the broker-dealer firm. The Subadviser is also responsible for the execution of transactions for all other accounts managed by it.

   The Subadviser places the security transactions of the Balanced Fund and of all other accounts managed by it for execution with various broker-dealer firms. The Subadviser uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the

Subadviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, the impact of liquidity rebates on the selection of brokers and the negotiation of commission rates, and the reasonableness of the commission, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. In an underwritten offering the price paid by the Fund often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of the Subadviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Subadviser's other clients in part for providing brokerage and research services to the Subadviser.

   As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Balanced Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities that the Subadviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


   It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assists such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which these broker-dealers have arrangements. Consistent with this practice, the Subadviser may receive Research Services from some broker-dealer firms with which the Subadviser places the Fund transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews; industry and company reviews; evaluations of securities and portfolio strategies and transactions; recommendations as to the purchase and sale of securities and other portfolio transactions; specialized financial, industry and trade publications; specialized news and information services; pricing and quotation services; and research oriented computer software, data bases and services. The Research Services allowable must be eligible under the interpretive commission guidance established by the SEC effective July 24, 2006 and may change pending further SEC guidance. Any particular Research Service obtained through a broker-dealer may be used by the Subadviser in connection with client accounts other than those accounts that pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Subadviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Balanced Fund is not reduced because the Subadviser receives such Research Services. The Subadviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Subadviser believes are useful or of value to it rendering investment advisory services to its clients.


   Securities considered as investments for the Balanced Fund may also be appropriate for other investment accounts managed by the Subadviser or its affiliates. The Subadviser will attempt to allocate equitably portfolio security transactions among the Fund and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Fund and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Fund and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such accounts, the size of investment commitments generally held by the Fund and such accounts and the opinions of the persons responsible for recommending investments to the Fund and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits available from the Subadviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


   For the fiscal years ended July 31, 2004, 2005 and 2006, the Balanced Fund paid brokerage commissions aggregating $301,040, $225,198 and $______, respectively.


   To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Adviser or a subadviser. The Trust has adopted procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the 1940 Act to ensure that all commissions, fees and other remuneration, including liquidity rebates for order flow, to be paid to such affiliated brokers are fair and reasonable to each Fund's shareholders.

   In addition, the Trust has adopted procedures to require that the Subadviser does not place trades for the purpose of generating any remuneration for an affiliated or non-affiliated broker-dealer (other than commissions), including liquidity rebates for order flow.

   Further, the Subadviser is required to report on a quarterly basis, to the extent that the information is available, all remuneration (in addition to commissions) received by affiliated and non-affiliated broker-dealers in respect of the Balanced Fund's portfolio transactions or, if such information is not available, that it has determined that such remuneration, if any, was not material in relation to the selection of brokers and the negotiation of commission rates.


   For the fiscal years ended July 31, 2004, 2005 and 2006, respectively, the Balanced Fund paid $178,288, $107,095 and $______, respectively to Adams, Harkness & Hill, Inc., an affiliate of Adams. Adams was the Subadviser to the Green Century Balanced Fund until November 28, 2006. For the fiscal year ended July 31, 2006, this amount represented ______% of the Fund's aggregate brokerage commissions, and ______% of the aggregate dollar amount of the Fund's transactions involving the payment of commissions.

   The portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less). Higher levels of Fund activity result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective. The portfolio turnover rates for the Balanced Fund for the fiscal years ended July 31, 2004, 2005 and 2006 were 81%, 86% and 110%, respectively.

                         EQUITY FUND AND DOMINI TRUST

   [Specific decisions to purchase or sell securities for the Equity Fund are made by portfolio managers who are employees of Mellon Equity and who are appointed and supervised by its senior officers. The portfolio managers of the Equity Fund may serve other clients of Mellon Equity in a similar capacity.

   Frequent changes in the Equity Fund's holdings may result from the policy of attempting to correlate the Equity Fund's securities holdings with the composition of the Domini Index, and the frequency of such changes will increase as the rate and volume of purchases and redemptions of shares of the Equity Fund increases. The annual portfolio turnover rates of the Domini Trust, in which the Equity Fund invested substantially all its investable assets for the fiscal years ended July 31, 2004, 2005 and 2006 were 8%, 9% and 12%, respectively.

   The primary consideration in placing transactions with broker--dealers for the Equity Fund is to obtain executions at the most favorable and reasonable commission rates in relation to the benefits received. The Equity Trading Department of Mellon Equity attempts to achieve these results by using sound business judgment and choosing brokers to execute transactions based on many factors, including: net cost or net realized from the trade; ability to act promptly in executing the trade and delivering the securities; ability to find the natural opposite side of a transaction; ability to buy or sell a block of the size involved in the transaction; superior knowledge and order-flow in specific capitalization categories; ability of the broker to commit proprietary capital to facilitate orders; ability to work large orders discreetly; experience or knowledge of the particular security and access to sources of supply or market thereof; utilization of alternative markets including "third" and "fourth" markets; best way to reach other institutional investors; financial responsibility and reputation; operational efficiency; value-added information flow; ability to minimize impact by providing anonymity (e.g., ECN).

   The Investment Subadvisory Agreement with Mellon Equity provides that Mellon Equity may not use commissions paid to broker-dealers in connection with the purchase or sale of the Equity Fund's securities to generate so-called "soft dollars." DSIL required SSgA to provide a quarterly certification that it did not enter into any so-called "soft dollar" arrangements. "Soft dollar" arrangements are arrangements whereby commissions paid by a mutual fund are used to pay for products or services used by the mutual fund's manager.

   In certain instances there may be securities that are suitable for the Equity Fund as well as for one or more of Mellon Equity's or Green Century Capital's other clients. Investment decisions for the Equity Fund and for Mellon Equity's or Green Century Capital's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity Fund is concerned. However, it is believed that the ability of the Equity Fund to participate in volume transactions will produce better executions for the Equity Fund.]*

--------
*A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the above discussion regarding portfolio transactions of the Equity Fund and the Domini Trust will be replaced with the following discussion:

   [Specific decisions to purchase or sell securities for the Domini Trust are made by portfolio managers who are employees of the Domini Trust's Submanager and who are appointed and supervised by its senior officers. The portfolio managers of the Domini Trust may serve other clients of the Domini Trust's Submanager in a similar capacity.

   The annual portfolio turnover rates of the Domini Trust for the fiscal years ended July 31, 2004, 2005 and 2006 were 8%, 9% and 12%, respectively.

   The Domini Trust's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Domini Trust's Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Domini Trust and other clients of the Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. A Submanager may also consider social factors, such as whether the brokerage firm is minority-owned, in selecting broker-dealers, subject to the Submanager's duty to obtain best execution. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. DSIL requires the Domini Trust's Submanager to provide a quarterly certification that it has not enter into any so-called "soft dollar" arrangements. "Soft dollar" arrangements are arrangements whereby commissions paid by a mutual fund are used to pay for products or services used by the mutual fund's manager.

In certain instances there may be securities that are suitable for the Domini Trust as well as for one or more of the Submanager's or Domini's other clients. Investment decisions for the Domini Trust and for Submanager's or Domini's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Domini Trust is concerned. However, it is believed that the ability of the Domini Trust to participate in volume transactions will produce better executions for the Domini Trust.]

   For the fiscal years ended July 31, 2004, 2005 and 2006, the Domini Trust paid brokerage commissions of $129,543, $129,361 and $______, respectively. For the fiscal years ended July 31, 2004, 2005 and 2006 the Equity Fund paid no brokerage commissions.

   No Portfolio transactions may be executed with the Adviser or the Subadviser, or with any affiliate of the Adviser or the Subadviser, acting either as principal or as broker, except as permitted by applicable law.

   For the fiscal years ended July 31, 2004, 2005 and 2006, the Domini Trust did not pay any brokerage commissions to State Street Global Markets, LLC, an affiliate of SSgA


PORTFOLIO HOLDINGS DISCLOSURE

   The Funds have adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each of the Funds. The Policies and Procedures for the Disclosure of the Green Century Funds' Portfolio Holdings is provided in Appendix C.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [______] is the independent registered public accounting firm of the Balanced Fund, the Equity Fund and the Domini Trust, providing audit services and review of filings with the SEC. The financial statements of the Funds and the financial statements of the Domini Trust have been incorporated by reference in reliance upon the reports of [______]


ADDITIONAL INFORMATION

   A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the net asset value of, the Funds' portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

   With respect to the securities offered by the Funds' Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

   Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS


[To be added by amendment.]

APPENDIX A--DESCRIPTION OF SECURITIES RATINGS/1/

Description of Moody's Investors Service, Inc.'s corporate bond ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt

Moody's short term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

   .   Leading market positions in well established industries.

   .   High rates of return on funds employed.

   . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   . Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Ratings Group's corporate bond ratings:

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Bonds may lack an S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1 ".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

Duff & Phelps

Investment Grade Bond Ratings

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

High Yield Bond Ratings

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior

Commercial Paper/Certificates of Deposit

Category 1: Top Grade

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Category 2: Good Grade

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Category 3: Satisfactory Grade

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

                               *   *   *   *   *

Notes:

/1/ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings that would be given to these securities on the date of the Fund's fiscal year end.

Bonds that are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Balanced Fund is dependent on the investment adviser's or investment subadviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

APPENDIX B - GREEN CENTURY CAPITAL MANAGEMENT PROXY VOTING POLICIES AND
PROCEDURES


Introduction


   Green Century Capital Management, Inc. (Green Century), as the investment adviser, is responsible for voting the proxies for securities held by the Green Century Balanced Fund (the Balanced Fund), the Green Century Equity Fund (the Equity Fund), and for any other series of the Green Century Funds for which it serves as the adviser (the Funds and each a Fund). Green Century has performed this duty for the Balanced Fund since the inception of the Balanced Fund. Green Century has performed this duty for the Equity Fund since it became the Equity Fund's adviser on November 28, 2006.

   In considering each proxy vote, Green Century weighs first and foremost the best interests of the Funds and the best interests of the Funds' shareholders. Green Century's policy is to ensure that all of the Funds' proxies are at all times voted in the best interest of the Funds and their shareholders. The Green Century Capital Management, Inc. Proxy Voting Policies and Procedures (the Policies and Procedures) that follow are designed to protect the best interests of the Funds and their shareholders. Green Century is guided by these policies in making proxy voting decisions.

   These policies do not discuss every issue on which a Fund may be asked to vote, and there may be occasions when Green Century believes that a vote that does not adhere strictly to these policies is in the best interests of a Fund and a Fund's shareholders. In these cases, Green Century will vote a Fund's shares in accordance with its view of the best interests of a Fund's shareholders.

Policies for the Green Century Balanced Fund:


Environmental Issues


Green Century believes that environmental issues are the most critical issues facing our nation and our world in the twenty-first century. Our focus is on the environment and the role that we can play to protect it. Green Century will, on behalf of the Balanced Fund, vote proxies in favor of resolutions designed to address and resolve environmental problems. In addition to voting the Fund's proxies in support of environmental protection, Green Century conducts shareholder advocacy campaigns to promote corporate environmental responsibility.

Below are the primary environmental issues that are frequently raised in shareholder resolutions and a discussion of how Green Century will vote on these issues on behalf of the Fund.

Energy and Natural Resource Conservation

America's prosperity has resulted largely from the extraordinary abundance of water, wood, oil, and other natural resources our country enjoys. But the enormous environmental cost of extracting and consuming these resources can be measured in scarred landscapes, brown clouds and overflowing garbage dumps. Our breakneck rate of consumption has earned us the moniker "the throwaway society;" it has also led experts to predict a day of reckoning in the foreseeable future, when demand outstrips the supply of many of our natural resources.

Green Century advocates for the sustainable use of our natural resources. We call for the development of clean, renewable energy. We support conservation and efficiency, reuse and recycling, and other policies to ensure quality of life not just for ourselves, but for generations to come.

Green Century will encourage the conservation of our natural resources by voting the Fund's proxies as described below. When given the opportunity to vote on other conservation issues, Green Century will choose to vote in whatever way supports resource conservation.

Climate Change: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose information on the environmental and financial risks of climate change, as well as resolutions requesting that a company take action to reduce its impact on the global climate.

Renewable Energy and Energy Efficiency: Green Century will vote the Fund's proxies to support resolutions encouraging a company to increase its investments in renewable energy and energy efficiency.

Product Responsibility: Shareholders have asked companies to take responsibility for the environmental impact of their products throughout their lifecycle, including reducing the toxic substances used to make products, and assisting in and promoting the recycling of products. Green Century will vote the Fund's proxies to support resolutions in these areas.

Use of Recycled Materials: Green Century will vote the Fund's proxies to support resolutions that request a greater use of recycled content in a company's products, and the greater use of recycled paper overall.

Public Health

Clean air, clean water and safe food are the most basic necessities of a healthy life. Yet, from "The Jungle" of Upton Sinclair to Love Canal, corporations and the government have a long track record of gambling with the public's health.

Green Century supports action to protect the public from threats to the purity of our air, water and food, including the elimination of dangerous chemicals and practices and the cleanup of areas that have been contaminated with dangerous pollutants. Green Century also pressures industry to find safer ways of doing business in order to prevent future pollution.

Green Century will promote public health protections by voting the Fund's proxies as described below. When given the opportunity to vote on other public health issues, Green Century will vote to support public health protections.

Toxics: Green Century will vote the Fund's proxies to support resolutions asking a company to reduce the use of toxic chemicals in its products.

Toxic Waste Sites: Green Century will vote the Fund's proxies to support resolutions that encourage a company to report on areas that it has contaminated with toxic waste, including Superfund sites and brownfields, and to take responsibility for cleaning up those sites.

PVC Plastics: Polyvinyl chloride (PVC) plastics have been linked to cancer and other debilitating illnesses. Green Century will vote the Fund's proxies to support resolutions that seek the elimination of the use of PVC.

Mercury: Green Century will vote the Fund's proxies to support resolutions that seek the elimination of the use of mercury in consumer and medical products.


Genetically Engineered (GE) Foods: Green Century will vote the Fund's proxies to support resolutions requesting that a company report on and reduce its use of GE ingredients, as well as resolutions asking for the labeling of such foods.


Preservation Issues

The natural environment is the ecological bedrock on which all life depends. Yet from the extinction of species to the vanishing wilderness, the pursuit of short-term gain has come at a terrible cost to our natural heritage. Green Century supports the preservation of our environment - for its own sake, for its ecological value, and for the inspiration and wonder it provides for the world's people. Green Century supports the protection of natural ecosystems, large and small, around the world, as well as the endangered and threatened species that need them to survive.

Green Century will help to preserve our environment by voting the Fund's proxies as described below. When given the opportunity to vote on other preservation issues, Green Century will choose to vote in whatever way supports the preservation of our wilderness and public lands.

Arctic National Wildlife Refuge and other wilderness areas: Green Century will vote the Fund's proxies to support resolutions asking a company not to conduct destructive operations, such as oil drilling or mining, in these areas.

Ancient Forests: Green Century will vote the Fund's proxies to support resolutions that promote the elimination of sales of wood from ancient forests.

Sprawl and Open Space: Green Century will vote the Fund's proxies to support resolutions that demand that a company not unnecessarily destroy or develop open spaces and wilderness areas.



Tobacco Issues

The tobacco industry has created an environmental and public health disaster. Almost 5 million people die each year from tobacco-related illnesses. Green Century believes that the industry must take responsibility for the production, marketing, and distribution of its products so that consumers, especially children and non-smokers, are not harmed.

Green Century will help to bring about this change by voting the Fund's proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will choose to vote in whatever way supports responsible tobacco industry policies.

Green Century will, on behalf of the Fund, support resolutions which aim to limit or eliminate tobacco sales, use and advertising.

Sales to Minors: Green Century will vote the Fund's proxies to support resolutions that call on retailers to stop selling cigarettes and resolutions that ask retailers to ensure that they are not selling tobacco products to minors.

Smoke-Free Policies: Green Century will vote the Fund's proxies to support resolutions that encourage restaurants and other businesses to adopt smoke-free policies.

Tobacco Advertising: Green Century will vote the Fund's proxies to support resolutions that request that media companies report on the effects of tobacco advertising and that encourage restrictions on such advertising.

Corporate Governance Issues

The name Enron has become synonymous with poor corporate governance. But the problems that brought down Enron are much broader and deeper than the scandals that have plagued all too many of this country's largest companies in recent years. When corporations are not controlled by a strong system of democratic corporate governance, they are then able to ignore the best interests of their shareholders. This betrayal of shareholders' best interests harms not only the shareholders but also other stakeholders such as the company's employees, the general public, and the environment.

Green Century believes that a strong system of democratic corporate governance is necessary to protect investors and other stakeholders from corporate mismanagement and malfeasance.

Green Century will help to bring about needed reforms by voting the Fund's proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will choose to vote in whatever way supports more democratic corporate governance policies.

General

Management Compensation and Environmental and Social Performance: Green Century will vote the Fund's proxies to support resolutions that request reports on the link between executive compensation and a company's record on environmental and social issues.

Director and Executive Compensation: Green Century will vote the Fund's proxies to support resolutions that request a report on director and executive compensation, as well as resolutions that would require policies to restrict compensation to reasonable levels.


Auditor Independence: Green Century believes that auditors who provide non-audit- related services, other than tax services, to a company could have a conflict of interest. Therefore, Green Century will vote the Fund's proxies to support the re-appointment of a company's auditor only if the auditor did not receive any non-audit-related fees, excluding tax services fees, from the company in the previous year. Also, Green Century will vote the Fund's proxies to support resolutions that encourage companies to have only audit-related services and tax services provided by the company's auditor.

In-Person Annual Meetings: Some companies have lobbied for the right to replace in-person annual meetings with meetings held via the Internet. Green Century believes that this practice would limit shareholder democracy; thus, Green Century will vote the Fund's proxies to support resolutions asking companies to commit to continuing to hold in-person annual meetings.

Political Contributions: Green Century will vote the Fund's proxies to support resolutions encouraging a company to cease contributing to political parties or partisan activities.

Boards of Directors

Green Century will, on behalf of the Fund, support resolutions designed to enhance the independence and diversity of boards of directors and, where possible, to encourage concern for corporate environmental responsibility among the members of a board of directors.

Candidates for Director: Green Century will vote the Fund's proxies to support only those candidates who, to the best of Green Century's knowledge, have a demonstrated commitment to the environment. Green Century will, on behalf of the Fund, oppose all other candidates.

Staggered or Classified Boards: Some companies stagger the terms of their directors; thus, all directors are not up for election each year. Green Century believes this practice limits opportunities for shareholder democracy; thus Green Century will vote the Fund's proxies to support resolutions that would eliminate staggered boards.

Cumulative Voting: This practice allows shareholders to cast all of their director votes for one candidate. Green Century believes cumulative voting aids in the election of truly independent directors to a company's board. Thus, Green Century will vote the Fund's proxies to support resolutions to allow cumulative voting.

Independent Boards: Green Century will vote the Fund's proxies to support resolutions that require a majority or more of a company's directors be independent of the company.

Independence of Committees: Green Century will vote the Fund's proxies to support resolutions that require that audit, compensation, and nominating committees of directors be filled exclusively with independent directors.

Diversity of Board: Green Century will vote the Fund's proxies to support resolutions encouraging companies to adopt policies to promote a diverse slate of board of directors' candidates.

Corporate Structure

Employee Stock Ownership Plans (ESOP's): Green Century will vote the Fund's proxies to support resolutions to create and maintain these plans as a means of fostering employee ownership.

Stock Option Plans: Green Century will vote the Fund's proxies to support stock option plans only if at least 90% of the options granted under the plan are granted to non-executive level employees.

Stock Issuance: Green Century will vote the Fund's proxies to support the issuance of stock of a company unless Green Century has reason to believe that the company's investment banker has a conflict of interest or the issuance is designed to thwart a takeover bid.


Reporting and Disclosure of Information Issues


Public disclosure of information is fundamental to this country's financial system. Investors who are armed with accurate and complete information about a company can hold that company accountable for its performance. Unfortunately, all too often companies do not disclose significant risks that their business faces, especially when these risks concern environmental and social issues.

Green Century believes that investors and the general public are entitled to information relating to a company's performance in all areas, including environmental and social impacts of a company's operations. Green Century supports further regulatory action to require that public companies disclose risks relating to environmental and social issues.

Green Century will help to support greater disclosure by voting the Fund's proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will choose to vote in whatever way supports disclosure of information.

Environmental Reports: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose information on the company's programs or activities regarding the environment.

Standards of Conduct: Green Century will vote the Fund's proxies to support resolutions that request that a company report on and develop policies to regulate their conduct overseas, especially regarding their environmental impact.

Standards for Vendors: Green Century will vote the Fund's proxies to support resolutions that request that a company report on and develop policies to regulate the conduct of its vendors, suppliers, and contractors overseas, especially regarding their environmental impact.

Natural Resource Extraction in Developing Countries: Green Century will vote the Fund's proxies to support resolutions that request a report on the impact of natural resource development on the environment and on indigenous populations.

CERES Principles: Green Century will vote the Fund's proxies to support resolutions asking a company to adopt the CERES Principles.

Fair Lending Practices: Green Century will vote the Fund's proxies to support resolutions requesting that a company report on the potential results of adopting fair lending practices, including prohibitions on redlining and on predatory or discriminatory lending.

Excessive Drug Prices: Green Century will vote the Fund's proxies to support resolutions requesting that a company report on policies that would ensure that consumers are charged a reasonable price for prescriptions medications.

Equal Employment and Affirmative Action Reports: Green Century will vote the Fund's proxies to support resolutions that request a report on issues relating to equal employment opportunity and affirmative action programs.

Discrimination based on Sexual Orientation: Green Century will vote the Fund's proxies to support resolutions that request that a company report on its reasons for not adopting policies to prohibit discrimination based on sexual orientation.

Pay Equity: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose pay comparisons between its women and minority employees and other employees to ensure that all employees are fairly compensated.


Policies for the Green Century Equity Fund:

Environmental Issues

In general, Green Century will vote the Fund's proxies to support resolutions designed to address and resolve environmental problems.

Climate Change: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose information on the environmental and financial risks of climate change, as well as resolutions requesting that a company take action to reduce its impact on the global climate.

Renewable Energy and Energy Efficiency: Green Century will vote the Fund's proxies to support resolutions encouraging a company to increase its investments in renewable energy and energy efficiency.

Environmental Reports: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose information on the company's programs or activities regarding the environment.

Genetically Engineered (GE) Foods: Green Century will vote the Fund's proxies to support resolutions requesting that a company report on and reduce its use of GE ingredients, as well as resolutions asking for the labeling of such foods.

Arctic National Wildlife Refuge and other wilderness areas: Green Century will vote the Fund's proxies to support resolutions asking a company not to conduct destructive operations, such as oil drilling or mining, in these areas.

Ancient Forests: Green Century will vote the Fund's proxies to support resolutions that promote the elimination of sales of wood from ancient forests.

Water Use: Green Century will support resolutions requesting companies to report on the business risks associated with their use of water, and steps taken to mitigate the impact on water supplies of communities near company operations.

Product Responsibility: Shareholders have asked companies to take responsibility for the environmental impact of their products throughout their lifecycle, including reducing the toxic substances used to make products, and assisting in and promoting the recycling of products. Green Century will vote the Fund's proxies to support resolutions in these areas.

Chemical Safety: Shareholders have asked companies to take a variety of actions relating to toxic and potentially toxic chemicals. These actions include phasing out use of the chemicals, reporting on the availability of alternatives, or reporting on the business risk from liability or changed regulations. Green Century will support these and similar resolutions.

PVC Plastics: Polyvinyl chloride (PVC) plastics have been linked to cancer and other debilitating illnesses. Green Century will vote the Fund's proxies to support resolutions that seek the elimination of the use of PVC.

Mercury: Green Century will vote the Fund's proxies to support resolutions that seek the elimination of the use of mercury in consumer and medical products.

Environmental Hazards to Communities: Green Century will support resolutions asking companies to disclose the use of substances that pose an environmental health or safety risk to communities in which they operate.

Use of Recycled Materials: Green Century will vote the Fund's proxies to support resolutions that encourage the greater use of recycled content in a company's products, and the greater use of recycled paper overall.

CERES Principles: Green Century will vote the Fund's proxies to support resolutions asking a company to adopt the CERES Principles.

Animal Welfare: Green Century will support resolutions asking restaurants and other corporations to adopt animal welfare standards for their operations worldwide, and to report these standards to shareholders.

Boards of Directors

Green Century will vote the Fund's proxies to support resolutions designed to enhance the independence and diversity of boards of directors.

Candidates for Director: Green Century will, on behalf of the Fund, withhold support for a board's nominees if the nominees do not include women or minority candidates. Also, Green Century will, on behalf of the Fund, withhold support for a board's nominees if a majority of the candidates are not independent of the company.

Staggered or Classified Boards: Some companies stagger the terms of directors; thus, all directors are not up for election each year. Green Century believes this limits opportunities for shareholder democracy; thus, Green Century will vote the Fund's proxies to support resolutions that would eliminate staggered boards.

Cumulative Voting: This practice allows shareholders to cast all of their director votes for one candidate. Green Century will, on behalf of the Fund, oppose resolutions that allow for cumulative voting.

Majority Voting: Most U.S. corporations elect their directors based on a plurality vote standard. Under this standard, a director will still be elected, even if 99.9% of shareholders withheld their vote. Green Century will support resolutions asking that boards of directors amend the Company's governance documents (certificate of incorporation or bylaws) to require that directors be elected by a majority of votes cast at the annual meeting.

Diversity of Board: Green Century will vote the Fund's proxies to support resolutions encouraging companies to adopt policies to promote a diverse slate of board of directors' candidates.

Independent Boards: Green Century will vote the Fund's proxies to support resolutions that would require a majority or more of a company's directors to be independent of the company. Green Century will withhold our votes from the Chair of the Board if that person is not independent. Green Century will support shareholder proposals to separate the position of Chair and CEO, and proposals that request that the position of Chair be held by an independent director who has not served as CEO.

Independence of Committees: Green Century will vote the Fund's proxies to support resolutions that would require that audit, compensation, and nominating committees of directors be filled exclusively with independent directors.

Corporate Governance and Corporate Structure

Green Century will vote the Fund's proxies to support resolutions designed to encourage corporate responsibility and democracy.

Auditor Independence: Green Century will support the re-appointment of a company's auditor unless it has reason to believe that the independence of the audit may be compromised. Green Century believes that auditors who provide significant non-audit services to a company could have a conflict of interest. Therefore, Green Century will vote the Fund's proxies to support the re-appointment of a company's auditor only if the auditor did not receive more than 25% of its fees for non-audit-related services provided to the company, where such data is available. Green Century will include audit-related fees as well as fees related to tax services in our calculation of audit fees. Green Century will withhold votes from members of the audit committee where the audit has approved an audit contract where non-audit fees exceed audit fees. Also, Green Century will vote the Fund's proxies to support resolutions that encourage companies to have only audit services provided by the company's auditor. Green Century will also support shareholder proposals that set a reasonable period for mandatory rotation of the auditor (at least every five years). In cases where a company removed auditor ratification from the ballot in either 2004 or 2005, Green Century will withhold our votes from members of the audit committee. Green Century will support shareholder proposals asking companies to place the ratification of auditors on the agenda.

In-Person Annual Meetings: Some companies have lobbied for the right to replace in-person annual meetings with meetings held via the Internet. Green Century believes that this practice would limit shareholder democracy; thus, Green Century will vote the Fund's proxies to support resolutions asking companies to commit to continuing to hold in-person annual meetings.

Rotating Sites of Annual Meetings: Green Century will support resolutions asking companies to move their annual meetings around the country so that their owners in different regions have an opportunity to participate in person.

Employee Stock Ownership Plans (ESOP's): Green Century will vote the Fund's proxies to support resolutions to create and maintain these plans as a means of fostering employee ownership.

Stock Option Plans: Green Century will vote the Fund's proxies to support stock option plans only if at least 90% of the options granted under the plan are granted to non-executive level employees. Green Century will also support asking companies to grant performance-based stock options, designed to reward management when a company's stock outperforms the general stock market.

Stock Option Expensing: Green Century will oppose the use of stock options where they are not fully expensed, and support shareholder proposals calling for companies to expense stock options in the company's annual income statement.

Cash Balanced Pension Plans: In the late 1990s, many companies converted their pension plans from traditional defined benefit pension plans to cash-balance plans, often at a cost to older workers. Green Century will support resolutions asking companies to give employees the choice of either a defined benefit pension plan or a cash-balanced plan.

Director and Executive Compensation: Green Century will vote the Fund's proxies to support resolutions that request a report on director and executive compensation, as well as resolutions that would require policies to restrict compensation to reasonable levels.

Raises During Layoffs: Green Century will support resolutions that require companies to freeze the salaries of corporate officers during layoffs and/or until the positive benefits of the layoffs are demonstrated.

Management Compensation and Environmental and Social Performance: Green Century will vote the Fund's proxies to support resolutions that request reports on the link between executive compensation and a company's record on environmental and social issues.

Political contributions: Green Century will vote the Fund's proxies to support resolutions encouraging boards of directors to establish corporate political contributions guidelines and reporting provisions, and to produce reports detailing the use of corporate resources for political purposes. Green Century will also support proposals advancing principles of corporate nonpartisanship.

Stock Issuance: Green Century will vote the Fund's proxies to support the issuance of stock of a company unless the manager has reason to believe that the issuance is designed to thwart a takeover bid.

Mergers and Acquisitions: Mergers and acquisitions will be evaluated on a case-by-case basis, taking into account social, environmental, and financial impacts of the proposed transaction. Green Century will oppose any merger or acquisition that would result in a company that would not qualify to be owned by the Fund.

Community

Green Century will vote the Fund's proxies to support resolutions designed to encourage a company to behave responsibly in its interactions and impacts on the communities in which it operates.

Fair Lending Practices: Green Century will vote the Fund's proxies to support resolutions requesting that a company adopt fair lending practices, including prohibitions on redlining and on predatory or discriminatory lending.

Excessive Drug Prices: Green Century will vote the Fund's proxies to support resolutions requesting that a company report on and implement policies to ensure that consumers are charged a reasonable price for prescriptions medications.

Military and Violence

Green Century will generally vote the Fund's proxies to support resolutions that seek to decrease a company's reliance on sales to the military or promotion of violence.

Handgun Sales: Green Century will vote the Fund's proxies to support resolutions asking that mainstream retailers stop selling handguns and ammunition.

Television and Video Game Content: Green Century will vote the Fund's proxies to support resolutions requesting a report on standards for television programming and videogame content, especially violent programming and content. In addition, Green Century will support resolutions asking retailers to report on their marketing policies for violent video games.

Workplace Violence: Green Century will support resolutions asking corporations to develop violence prevention programs in the workplace.

Tobacco

Green Century will vote the Fund's proxies to support resolutions which aim to limit or eliminate tobacco sales, use and advertising.

Sales to Minors: Green Century will vote the Fund's proxies to support resolutions that call on retailers to stop selling cigarettes and resolutions that ask retailers to ensure that they are not selling tobacco products to minors.

Smoke-Free Policies: Green Century will vote the Fund's proxies to support resolutions that encourage restaurants to adopt smoke-free policies.

Tobacco Advertising: Green Century will vote the Fund's proxies to support resolutions that request that media companies report on the effects of tobacco advertising and that encourage restrictions on such advertising.

Diversity

Green Century will vote the Fund's proxies to support resolutions which encourage greater diversity in the workplace.

Equal Employment and Affirmative Action Reports: Green Century will vote the Fund's proxies to support resolutions that request a report on issues relating to equal employment opportunity and affirmative action programs.

Discrimination based on Sexual Orientation: Green Century will vote the Fund's proxies to support resolutions that request that a company adopt policies to prohibit discrimination based on sexual orientation.

Pay Equity: Green Century will vote the Fund's proxies to support resolutions requesting that a company disclose pay comparisons between its women and minority employees and other employees to ensure that all employees are fairly compensated.

International Issues

Green Century will vote the Fund's proxies to support resolutions designed to promote responsible corporate behavior in other nations.

HIV/AIDS: Green Century will vote the Fund's proxies to support resolutions that request that a company develop policies to provide HIV/AIDS medications to developing countries at affordable prices. Green Century will also support resolutions asking companies to report on the impact of HIV/AIDS on their operations in Sub-Saharan Africa.

Standards of Conduct: Green Century will vote the Fund's proxies to support resolutions that request that a company report on and develop policies to regulate their conduct overseas, especially regarding their environmental impact.

Standards for Vendors: Green Century will vote the Fund's proxies to support resolutions that request that a company report on and develop policies to regulate the conduct of its vendors, suppliers, and contractors overseas, especially regarding their environmental impact.

Natural Resource Extraction in Developing Countries: Green Century will vote the Fund's proxies to support resolutions that request a report on the impact of natural resource development on indigenous populations.

Policies and Procedures for Both the Balanced Fund and the Equity Fund:


Miscellaneous Issues


Green Century will vote each Fund's proxies on a case-by-case basis on any other issues that may arise for which a policy has not been specified.


Conflict of Interest Policies and Procedures


Where voting on a particular issue on behalf of a Fund may represent a material conflict between the interests of the Fund and the interests of Green Century, Green Century will provide full disclosure, prior to voting the proxy in question, to a committee of the Board which shall be comprised solely of independent Trustees. The disclosure will include an explanation of the issue, the potential conflict involved, and Green Century's proposed resolution of that conflict. The committee of the Board has the authority to approve or change Green Century's proposed vote on the proxy issue in question. In following these procedures, Green Century's goal is to vote at all times in accordance with the best interests of the Fund and its shareholders.


Proxy Voting Procedures


Green Century has established procedures to ensure that its proxy votes on behalf of the Funds are based on the best available knowledge and careful consideration of the best interests of the Funds. Before voting a proxy, Green Century staff conduct a thorough review of the proxy materials, weighing the views of management and any opposing views that are presented. The Green Century staff then recommend a voting position on each issue in the proxy; in making recommendations, the Green Century staff are guided by the Policies and Procedures and strive to make each vote in accordance with them, unless such a vote would not be in the best interests of a Fund. A Green Century corporate officer reviews all recommendations, makes final determinations on a Fund's votes, and signs all voted proxy documents.

Disclosure of Proxy Voting Policies and Procedures


   As representatives of the Funds, each member of the Board of Trustees is entitled to request a copy, without charge, of the Policies and Procedures from Green Century at any time. Members of the Board of Trustees may do so by sending a written request to 114 State Street, Suite 200, Boston, MA 02109; an email request to info@greencentury.com; or a telephone request by calling 1-800-93-GREEN.

   The Funds' shareholders and others may obtain a description of Green Century's Policies and Procedures without charge through any of the above-listed methods, as well as access this information at the Green Century Funds' website, www.greencentury.com. Green Century will mail a description of the Policies and Procedures via first class mail no later than three business days following receipt of the request. Beginning with a Fund's Annual Report for the period ended July 31, 2003, all of each Fund's Semi-Annual and Annual Reports have and will include disclosure notifying shareholders that they may obtain Green Century Policies and Procedures through these methods. Also, the Policies and Procedures have and will be attached to each Fund's Statement of Additional Information effective November, 2003 and thereafter.


Disclosure of Proxy Votes


   As representatives of the Funds, each member of the Board of Trustees is entitled to at any time request a copy, without charge, of a record of how Green Century voted proxies on behalf of a Fund. Members of the Board of Trustees may do so by sending a written request to 114 State Street, Suite 200, Boston, MA 02109; an email request to info@greencentury.com; or a telephone request by calling 1-800-93-GREEN.

   The Funds' shareholders and others may obtain a copy of a Fund's proxy voting record without charge through any of the above-listed methods, as well as access this information at the Green Century Funds' website, www.greencentury.com. Green Century will mail a copy of the proxy voting record via first class mail no later than three business days following receipt of the request. Green Century intends to post the information included in Form N-PX to the Green Century Funds' website on the same day that it files Form N-PX with the SEC. Beginning with a Fund's Annual Report for the period ended July 31, 2004, all Semi-Annual and Annual Reports of each Fund have and will include disclosure notifying shareholders that they may obtain a Fund's proxy voting record for the previous year through these methods. Also, each Fund's Statement of Additional Information effective from and after November, 2004 has and will include this disclosure.

   By August 31, 2004, and by each August 31 thereafter, Green Century has and will file Form N-PX on each Fund's behalf, disclosing information relating to any securities for which a Fund was entitled to vote during the one-year period ended the previous June 30; the initial report covered the one-year period ended June 30, 2004. A Fund's Form N-PX has and will include information on the Fund's votes during the period covered, including the company's name, its ticker symbol, its CUSIP number, the meeting date, the issue voted on, whether the issue was proposed by management or a shareholder, whether the Fund voted, how the Fund voted, and whether the Fund voted with or against management.

Recordkeeping Procedures


   Green Century will keep and maintain the following records regarding its proxy voting on behalf of each Fund: Green Century's Policies and Procedures; proxy statements received regarding securities held by a Fund; records of votes Green Century cast on behalf of a Fund; records of requests from members of the Board of Trustees (and shareholders of the Funds) for the Policies and Procedures and/or proxy voting information and, in the case of requests for the proxy voting record, records of Green Century's response; and any documents created by Green Century that were material to making a proxy voting decision, or that document the basis for the decision. These records are kept in Green Century's office. Green Century keeps these records in its office for at least two years after the end of the fiscal year in which the record was last revised or updated. Green Century has no current plans to move any of these records from its offices at any time.

For More Information, contact Green Century at 1-800-93-GREEN, or email info@greencentury.com.

[A Special Meeting of Shareholders of the Equity Fund will be held on November 6, 2006 to consider proposals to approve an Investment Advisory Agreement with Green Century Capital Management, Inc. and an Investment Subadvisory Agreement with Mellon Equity Associates, LLP. If shareholders do not approve the proposals, the Equity Fund will continue to invest its assets in the Domini Trust, and the Domini Trust's proxy voting policies and procedures will be included in Appendix B-2 by amendment.:


APPENDIX B-2 - DOMINI SOCIAL INDEX TRUST PROXY VOTING POLICIES AND PROCEDURES

To be added by amendment.]

APPENDIX C - POLICIES AND PROCEDURES FOR THE DISCLOSURE OF THE GREEN CENTURY FUNDS' PORTFOLIO HOLDINGS

This policy governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Green Century Funds (the Funds). The Funds and their administrator, Green Century Capital Management, Inc. (GCCM), have a fiduciary duty to inform the Funds' shareholders as well as prospective investors of the Funds' securities holdings in a timely manner while also preventing anyone, including arbitrageurs, from misusing this data to the detriment of the Funds and their shareholders. The goal of this policy is that information on the Funds' portfolio holdings be disclosed as widely as practicable and on a concurrent basis to shareholders and other interested persons and entities. Thus, the Funds and GCCM will not disclose the Funds' portfolio holdings in a selective manner, will not allow the Funds' service providers to disclose holdings in a selective manner and will not enter into any agreements to disclose holdings to any person or entity that are not widely available to the public. Neither the Funds, GCCM, nor any other party will accept any compensation or other consideration for the receipt of portfolio holdings data.

The Funds make the following holdings information available no earlier than the dates listed in the following schedule:

..   Top ten holdings of each Fund as of calendar quarter end, with a minimum fifteen day delay following calendar quarter end.

..   Full holdings of each Fund as of calendar quarter end, with a minimum thirty day delay following calendar quarter end.


..   Full holdings of each Fund as of fiscal quarter end, no earlier than the filing of the Form N-Q or commencement of distribution of the Annual or Semi-Annual Report.


The Funds require the following procedures for the disclosure of the Funds' portfolio holdings:

..   The Green Century Funds website (www.greencentury.com) lists each of the
    Funds' top ten holdings as of the end of each calendar quarter end, with a minimum fifteen day delay following calendar quarter end.


..   The Funds' Annual Report for its fiscal year end July 31 and its
    Semi-Annual Report for its semi-annual period end January 31 are posted to the Funds' website simultaneously with the commencement of distribution of the Annual or Semi-Annual Report. The Funds' Annual Report and Semi-Annual Report list all of each of the Funds' holdings as of the end of each Fund's semi-annual fiscal periods.


..   Within three business days of receipt of a request, GCCM mails to prospective investors and other inquirers a prospectus and other material which includes a full listing of the Green Century Balanced Fund's holdings and a listing of the Green Century Equity Fund's investments by industry sector as of the end of each calendar quarter, with a minimum thirty day delay following calendar quarter end.


..   Also within three business days of receipt of a request, GCCM mails to prospective investors and other inquirers a current Annual Report or Semi-Annual Report which includes a list of all of each of the Funds' holdings as of the end of each Fund's semi-annual fiscal periods, following the commencement of distribution of the Annual or Semi-Annual Report.

..   The Funds file Form N-CSR within 10 days after the transmission to shareholders of the Annual or Semi-Annual Report included in the Form N-CSR and file Form N-Q within sixty days of the close of each of the Funds' first and third fiscal quarter ends with the Securities and Exchange Commission (the SEC). The Form N-CSR and Form N-Q filings include a complete list of each of the Funds' portfolio holdings and are available to the public as of the date of the filing.

..   The Funds' Annual Report and Semi-Annual Report are distributed to shareholders beginning within sixty days of the close of each semi-annual fiscal period. The Funds' Annual Report and Semi-Annual Report include a complete list of each of the Funds' portfolio holdings.

..   The Funds' portfolio accountant services provider and custodian bank and the Funds' subadministrator electronically disseminate each of the Funds' full portfolio holdings to various mutual fund rating and information services companies as of each calendar quarter end with a minimum thirty day delay. The mutual fund rating and information services companies include but are not limited to Morningstar, Lipper and Bloomberg.


The Funds require anyone who has access to information on the Funds' portfolio holdings in connection with the services they provide to the Funds to only disclose that information after the holdings have been made public as per the schedule described above. Those who have access to information on the Funds' portfolio holdings in connection with the services they provide to the Funds include: the Funds' trustees and officers; GCCM officers, directors, employees, consultants and volunteers; and employees and others associated with service providers to the Funds.

                                                                 September 2004

                                                         Revised: February 2006
                                                            Revised: April 2006

                                    PART C

                               OTHER INFORMATION

Item 23 Exhibits:

a-1 Declaration of Trust. (Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

a-2 First Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

a-3 Second Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(c) of Post-Effective No. 8 to Registrant's Registration Statement on Form N-1A)

a-4 Third Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

a-5 Amended and Restated Declaration of Trust as of March 15, 2006.

b-1 By-Laws of the Trust. (Incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

b-2 Amendments to By-Laws of the Trust as of November 21, 2005.

c.  None.

d-1 Investment Advisory Agreement between Registrant and Green Century Capital
    Management, Inc. (Incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

d-2 Investment Subadvisory Agreement with respect to the Green Century
    Balanced Fund between Green Century Capital Management, Inc. and Adams, Harkness & Hill, Inc. (Incorporated by reference to Exhibit d-2 of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A)
d-3 Investment Subadvisory Agreement with respect to the Green Century
    Balanced Fund between Green Century Capital Management and Trillium Asset Management Corporation.

e-1 Distribution Agreement between the Registrant and Sunstone Distribution
    Services, LLC. (Incorporated by reference to Exhibit 6(b) of
    Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A)

e-2 Revised and Restated Schedule A to the Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC effective August 1, 2000. (Incorporated by reference to Exhibit e-2 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

e-3 Distribution Agreement between the Registrant and Sunstone Distribution
    Services, LLC dated April 17, 2001. (Incorporated by reference to Exhibit e-3 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A)

e-4 Distribution Agreement between the Registrant and UMB Distribution
    Services, LLC. (Incorporated by reference to Exhibit e-4 of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A)

e-5 Form of Dealer Agreement. (Incorporated by reference to Exhibit e-5 of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A)

f.  None.

g-1 Custodian Agreement between Registrant and Investors Bank and Trust
    Company. (Incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

g-2 Delegation Agreement between Registrant and Investors Bank and Trust
    Company. (Incorporated by reference to Exhibit g-2 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A)

g-3 Amendment to Custodian Agreement between Registrant and Investors Bank and
    Trust Company. (Incorporated by reference to Exhibit g-3 of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A)
h-1 Transfer Agent Agreement between Registrant and Unified Fund Services,
    Inc. (Incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

h-2 Amended and Restated Administrative Services Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to
    Exhibit 9(a) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

h-3 Sub-Administration Agreement between Green Century Capital Management,
    Inc. and Sunstone Financial Group, Inc. (Incorporated by reference to
    Exhibit 9(d) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A)

h-4 Revised and Restated Schedule A to the Sub-Administration Agreement between Green Century Capital Management, Inc. and Sunstone Financial Group, Inc. effective August 1, 2000. (Incorporated by reference to Exhibit h-4 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

h-5 First Amendment to Administrative Services Agreement dated October 8,
    2001. (Incorporated by reference to Exhibit h-5 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A)

h-6 Sub-Administrative Services Agreement between Green Century Capital
    Management, Inc. and UMB Fund Services, Inc. (Incorporated by reference to Exhibit h-6 of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A)

h-7 Amendment to Transfer Agent Agreement between Registrant and Unified Fund
    Services, Inc. dated October 1, 2003. (Incorporated by reference to Exhibit h-7 of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A)

h-8 Second Amendment to Administrative Services Agreement dated August 3, 2006.

h-9 Third Amendment to Administrative Services Agreement dated August 24, 2006.

i. Opinion of Dana Bingham LLP counsel for Registrant (Incorporated by reference to Exhibit i of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

j   None.

k   None.

l. Investment representation letters of initial shareholder. (Incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A)

m. Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). (Incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A)

n   None.

p-1 Code of Ethics for Green Century Capital Management. (Incorporated by reference to Exhibit p-1 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

p-2 Code of Ethics for Green Century Funds. (Incorporated by reference to Exhibit p-2 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

p-3 Code of Ethics for Domini Social Investments LLC and DSIL Investment
    Services LLC. (Incorporated by reference to Exhibit p-3 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

p-4 Code of Ethics for Domini Social Equity Fund, Domini Institutional Trust,
    Domini Social Index Portfolio. (Incorporated by reference to Exhibit No. p-4 of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A)

p-5 Code of Ethics for SsgA Funds Management, Inc. (Incorporated by reference to Exhibit No. p-6 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A)
p-6  Amended Code of Ethics for Green Century Capital Management.
     (Incorporated by reference to Exhibit No. p-6 of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A)

p-7 Amended Code of Ethics for Green Century Funds. (Incorporated by reference to Exhibit p-7 of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A)

p-8 Code of Ethics for Adams Harkness Asset Management, Inc. (Incorporated by reference to Exhibit p-8 of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A)

p-9  Amended Code of Ethics for Green Century Capital Management.
     (Incorporated by reference to Exhibit p-9 of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A)

p-10 Amended Code of Ethics for Green Century Funds. (Incorporated by reference to Exhibit p-10 of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A)

p-11 Amended Code of Ethics for Adams Harkness Asset Management, Inc.
     (Incorporated by Reference to Exhibit p-11 of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A)

p-12 Amended Code of Ethics for Green Century Capital Management, Inc.

p-13 Code of Ethics for Trillium Asset Management Corporation.

q-1 Powers of Attorney with respect to the Domini Social Equity Trust (Julia Elizabeth Harris, Kirsten S. Moy, Gregory A. Ratliff, William C. Osborn, Karen Paul and John L. Shields)

q-2 Powers of Attorney with respect to The Green Century Funds (John Comerford, Douglas M. Husid, David J. Fine, Stephen Morgan, C. William Ryan, James H. Starr, Wendy Wendlandt, Douglas Phelps,)

Item 24.Persons Controlled by or Under Common Control with the Trust.

   Registrant neither controls any person nor is under common control with any other person.

Item 25.Indemnification.

   Reference is made to Article V of the Trust's Amended and Restated Declaration of Trust, filed as Exhibit a-5 to this Registration Statement.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust's Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.Business and Other Connections of Investment Adviser and Investment Subadviser.

   Reference is made to the Form ADV (File No. 801-39630) of Green Century Capital Management, Inc. last filed with the SEC on September 25, 2006, and the Form ADV (File No. 801-11109) of Trillium Asset Management Corporation last filed with SEC on May 30, 2006. The information required by Item 26 hereof is included in Schedule D of the respective Form ADV and such information is incorporated herein by reference.

Item 27.Principal Underwriters.

   (a) UMB Distribution Services, LLC currently serves as distributor of the shares of: The Marsico Investment Trust, Adelante Funds, UMB Scout Funds, Lotsoff Capital Management Investment Trust, Columbus Funds, Inc. Cheswold Lane Funds and SPARX Funds Trust.

   (b) To the best of Registrant's knowledge, the executive officers of UMB Distribution Services, LLC, distributor for Registrant, are as follows:

                                    Positions and Offices
                                    with UMB Distribution Positions and Offices
Name and Principal Business Address    Services, LLC.        with Registrant
----------------------------------- --------------------- ---------------------
    Peter J. Hammond                      President               None
    803 West Michigan Street
    Suite A
    Milwaukee, WI 53233

    Christine L. Mortensen                Treasurer               None
    803 West Michigan Street
    Suite A
    Milwaukee, WI 53233

    Constance Dye Shannon                 Secretary               None
    803 West Michigan Street
    Suite A
    Milwaukee, Wisconsin 53233

Item 28.Location of Accounts and Records.

   All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's business office, except (1) records held and maintained by Investors Bank & Trust Company, 200 Clarendon St., Boston, MA, 02116, relating to its function as custodian; (2) records held and maintained by UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233, relating to its function as sub-administrator; (3) records held and maintained by UMB Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, relating to its role as distributor; and (4) records held and maintained by Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, relating to its function as transfer agent.

Item 29.Management Services.

   All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.Undertakings.

    (a)The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by 10% of the outstanding shares of the Registrant, regardless of the net asset value or value of shares held by such requesting shareholders.

    (b)If the information called for by Item 5(a) of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 29/th/ day of September, 2006.

                                              GREEN CENTURY FUNDS

                                              By: /s/ Kristina A. Curtis
                                                  ------------------------------
                                                  President

   Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on September 29, 2006.

 Signature                              Title
 ---------                              -------------------------------------

 /s/Douglas M. Husid*                   Independent Chairperson and Trustee
 -------------------------------------
 Douglas M. Husid

 /s/ Kristina A. Curtis                 President and Chief Executive Officer
 -------------------------------------
 Kristina A. Curtis

 /s/David J. Fine*                      Trustee
 -------------------------------------
 David J. Fine

 /s/ Stephen Morgan*                    Trustee
 -------------------------------------
 Stephen Morgan

 /s/ C. William Ryan*                   Trustee
 -------------------------------------
 C. William Ryan

 /s/ James H. Starr*                    Trustee
 -------------------------------------
 James H. Starr

 /s/ Wendy Wendlandt*                   Trustee
 -------------------------------------
 Wendy Wendlandt

 /s/ Douglas H. Phelps*                 Trustee
 -------------------------------------
 Douglas H. Phelps


*By: /s/ Kristina A. Curtis
     --------------------------
Attorney-in-fact

* Pursuant to Power of Attorney filed herewith.

                                  SIGNATURES

   Domini Social Equity Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 33-41692) of Green Century Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of September, 2006.

                                              DOMINI SOCIAL EQUITY TRUST

                                              By: /s/ Amy L. Domini
                                                  -----------------------------
                                                  Amy L. Domini
                                                  President of Domini Social
                                                  Equity Trust

   This Registration Statement on Form N-1A of Green Century Trust has been signed below by the following persons in the capacities indicated below on September 29, 2006.

               Signature                                Title
---------------------------------------  -----------------------------------

/s/Amy L. Domini                         President (Principal Executive
---------------------------------------  Officer) and Trustee of Domini
Amy L. Domini                            Social Equity Trust

/s/Carole M. Laible                      Treasurer (Principal Accounting and
---------------------------------------  Financial Officer) of Domini Social
Carole M. Laible                         Equity Trust

/s/Julia Elizabeth Harris*               Trustee of Domini Social Equity
---------------------------------------  Trust
Julia Elizabeth Harris

/s/Kirsten S. Moy*                       Trustee of Domini Social Equity
---------------------------------------  Trust
Kirsten S. Moy

/s/William C. Osborn*                    Trustee of Domini Social Equity
---------------------------------------  Trust
William C. Osborn

/s/Karen Paul*                           Trustee of Domini Social Equity
---------------------------------------  Trust
Karen Paul

/s/Gregory A. Ratliff*                   Trustee of Domini Social Equity
---------------------------------------  Trust
Gregory A. Ratliff

/s/John L. Shields*                      Trustee of Domini Social Equity
---------------------------------------  Trust
John L. Shields

*By: /s/ Amy L. Domini
     ----------------------------------
     Amy L. Domini
     Executed by Amy L. Domini on
     behalf of those indicated pursuant
     to Powers of Attorney.

                                      -2-